UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: August 31
Date of reporting period: August 31, 2012

Item 1: Report(s) to Shareholders.

Annual report dated August 31, 2012, enclosed.

Schwab Bond Funds

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab® Treasury Inflation
Protected Securities Fund

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This wrapper is not part of the shareholder report.

Schwab Bond Funds

Annual Report
August 31, 2012

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab® Treasury Inflation
Protected Securities Fund

This page is intentionally left blank.

Five smart, cost-effective ways for investors to use
bonds in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Short-Term Bond Market Fundtm (Ticker Symbol: SWBDX)	1.74%

Barclays U.S. Government/Credit: 1-5 Years Index	2.01%
Fund Category: Morningstar Short-Term Bond	2.93%

Performance Details	pages 6-7

Schwab® Premier Income Fund (Ticker Symbol: SWIIX)	3.80%

Barclays U.S. Aggregate Intermediate Bond Index	4.05%
Fund Category: Morningstar Intermediate-Term Bond	6.93%

Performance Details	pages 8-9

Schwab Total Bond Market Fundtm (Ticker Symbol: SWLBX)	5.46%

Barclays U.S. Aggregate Bond Index	5.78%
Fund Category: Morningstar Intermediate-Term Bond	6.93%

Performance Details	pages 10-11

Schwab GNMA Fundtm (Ticker Symbol: SWGSX)	3.87%

Barclays GNMA Index	4.08%
Fund Category: Morningstar Intermediate Government	4.11%

Performance Details	pages 12-13

Schwab® Treasury Inflation Protected Securities Fund (Ticker Symbol: SWRSX)	7.84%

Barclays U.S. TIPS Index	8.29%
Fund Category: Morningstar Inflation Protected Bond	7.04%

Performance Details	pages 14-15

Minimum Initial Investment[1]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Taxable Bond Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc., and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab Taxable Bond Funds. For the 12 months ended August 31, 2012, the U.S. fixed-income markets saw a continuation of historically low yields, as the Federal Reserve (Fed) attempted to stimulate the economy in light of lackluster global economic activity and continued overseas turmoil.

The euro zone’s ongoing sovereign debt crisis dominated the headlines amid disappointing economic activity around the globe. Though Greece restructured its debt, giving investor confidence a temporary lift, subsequent concerns arose regarding debt markets in Italy and Spain. In the U.S., economic data was mixed, with the unemployment rate remaining stubbornly high and finishing at 8.1% in August, while measures such as long-term inflation expectations were stable.

The Fed continued to focus on supporting an economic recovery. In addition to holding the federal funds rate at a target of 0-0.25%, the Fed forecasted that short-term interest rates would remain at present low levels through at least late 2014 (please note that the Fed extended its forecast from late 2014 to mid-2015 in mid-September 2012, after the report period ended). The Fed also enacted “Operation Twist”—a policy of buying long-term bonds and selling short-term Treasuries.

Broadly reflecting the performance of U.S. bonds, the Barclays U.S. Aggregate Bond Index (Barclays Aggregate) returned 5.8% for the 12 months. The U.S. Treasury sector of the Barclays Aggregate returned approximately 5.1% and the Corporate sector returned 10.3%, while returns for municipal bonds and

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Taxable Bond Funds 3

From the President continued

For the 12 months ended August 31, 2012, the U.S. fixed-income markets saw a continuation of historically low yields, as the Federal Reserve (Fed) attempted to stimulate the economy in light of lackluster global economic activity and continued overseas turmoil.

Treasury Inflation-Protected Securities finished between those two extremes, and the GNMA sector returned 4.1%.

Thank you for investing in the Schwab Taxable Bond Funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to frequently asked questions or for more information about the Schwab Taxable Bond Funds, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab Taxable Bond Funds

Fund Management

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Hung, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Alfonso Portillo, Jr., a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2007 and has worked in fixed-income and asset management since 1996.

Steven Chan, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1996 and has been performing portfolio analytics and operational support since 2004 prior to moving to his current role in 2007.

Brandon Matsui, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2010. Prior to joining the firm, he was an associate portfolio manager at a large financial services firm for one year. Prior to that, he was a risk analytics manager of institutional investor accounts at a large investment management firm for four years.

Schwab Taxable Bond Funds 5

Schwab Short-Term Bond Market Fund™

The Schwab Short-Term Bond Market Fund (the fund) seeks high current income by tracking the performance of the Barclays U.S. Government/Credit: 1-5 Years Index (the comparative index). To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments designed to track the performance of the comparative index. The fund uses the comparative index as a guide in structuring the fund’s portfolio and selecting its investments. However, the fund is not required to invest any percentage of its assets in the securities represented in the comparative index.

The fund returned 1.74% for the 12-month period that ended August 31, 2012, while the comparative index returned 2.01%.

Market Highlights. Major U.S. bond sectors generated positive returns across the board for the 12-month report period, although an uneven pace of U.S. economic growth and international events often translated into month-to-month performance swings. Economic growth in the U.S. started out on an encouraging note, but dwindled as 2012 progressed, finishing at an estimated annualized rate of 1.3% during the second quarter of 2012. Joblessness was correspondingly high, representing a major concern for the Federal Reserve (Fed).

The Fed implemented a variety of conventional and unconventional monetary policies in an effort to prop up U.S. economic prospects, while keeping the federal funds rate pegged to a target of 0-0.25%. Underscoring its commitment to ensuring an economic recovery, the Fed forecasted that the federal funds rate will remain at exceptionally accommodative levels until late 2014 (the Fed extended its forecast from late 2014 to mid-2015 in September 2012, after the report period ended). The Fed also implemented “Operation Twist.” Enacted in September 2011 and scheduled to conclude at the end of 2012, this policy involves the sale of short-term Treasuries and purchase of longer-term bonds in an effort to hold down longer-term interest rates.

The euro zone’s ongoing sovereign debt crisis remained a significant driver of financial market activity across the globe. Whenever the crisis seemed to worsen, investors generally gravitated toward safe-haven securities like U.S. Treasuries. This frequently translated into rallies that helped push Treasury yields to historically low levels. Sentiment intermittently shifted the other direction whenever European leaders seemed close to achieving meaningful progress. This was particularly the case during much of the first quarter of 2012, with investors moving away from Treasuries and toward potentially higher-yielding fixed-income securities such as corporate bonds.

Credit, or “spread,” sectors within the bond market—such as corporate and government agency securities—generated some of the most substantial returns in the low-yield environment, although long-term Treasuries performed particularly well as yields dropped to historical lows. The Barclays U.S. Aggregate Bond Index returned 5.8%, illustrating the overall performance of the U.S. bond market. The Treasury sector of this index returned 5.1%, the U.S. Agency sector returned 2.9%, the GNMA sector returned 4.1%, and the Corporate sector returned 10.3%.

Positioning and Strategies. The fund closely tracked the primary risk exposures of the comparative index, which meant keeping the fund’s credit quality, duration, and sector allocations similarly aligned. In an effort to help manage interest rate risk, the fund also invested in interest rate futures, while limiting such securities to less than 5% of the portfolio’s net assets.

As of 8/31/12:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

U.S. Government and Government Agencies	71.4%
Corporate Bonds	20.1%
Foreign Securities	7.3%
Other Investment Companies	1.0%
Municipal Bonds	0.2%

By Credit Quality[2]

AAA	76.3%
AA	4.3%
A	9.2%
BBB	8.8%
BB	0.1%
Short-Term Ratings	1.0%
Unrated Securities	0.3%

Weighted Average Maturity[3]	2.8 Yrs
Weighted Average Duration[3]	2.7 Yrs

Manager views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

6 Schwab Taxable Bond Funds

 Schwab Short-Term Bond Market Fundtm

Performance and Fund Facts as of 8/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

August 31, 2002 – August 31, 2012
Performance of Hypothetical
$10,000 Investment1,3

 Average Annual Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Short-Term Bond Market Fundtm (11/5/91)	1.74%	1.34%	2.32%
Barclays U.S. Government/Credit: 1-5 Years Index	2.01%	4.44%	3.96%
Fund Category: Morningstar Short-Term Bond	2.93%	3.52%	3.30%

Fund Expense Ratios4: Net 0.29%; Gross 0.62%

 Yields1

30-Day SEC Yield[3]	0.39%

30-Day SEC Yield-No Waiver[5]	0.07%

12-Month Distribution Yield[3]	1.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 7

Schwab® Premier Income Fund

The Schwab Premier Income Fund (the fund) seeks high current income and may also seek capital appreciation. To pursue its goal, the fund primarily invests in fixed-income instruments issued by U.S., non-U.S., and emerging market governments, governmental agencies, companies and entities, and supranational entities of varying sectors, credit quality, and maturities.

The fund returned 3.80% for the 12-month period that ended August 31, 2012, while the Barclays U.S. Aggregate Intermediate Bond Index (the comparative index) returned 4.05%.

Market Highlights. Major U.S. bond sectors generated positive returns for the 12-month report period, although an uneven pace of U.S. economic growth and international events often translated into month-to-month performance swings. Economic growth in the U.S. started out on an encouraging note, but dwindled as 2012 progressed. The unemployment rate was correspondingly high, representing a major concern for the Federal Reserve (Fed), which implemented a variety of monetary policies in an effort to prop up U.S. economic prospects. This included keeping the federal funds rate at 0-0.25% and implementing “Operation Twist,” a policy of selling short-term Treasuries and purchasing longer-term bonds in an effort to hold down longer-term interest rates.

The euro zone’s ongoing sovereign debt crisis remained a global concern, providing a key catalyst for fixed-income security returns to fluctuate from month to month. In spite of intermittent flights to quality, credit or “spread,” sectors within the bond market—such as corporate and government agency securities—generated some of the most substantial returns, although long-term Treasuries performed particularly well as yields dropped to historical lows. The Barclays U.S. Aggregate Bond Index returned 5.8%, illustrating the overall performance of the U.S. bond market. The Treasury sector of this index returned 5.1%, the U.S. Agency sector returned 2.9%, the GNMA sector returned 4.1%, and the Corporate sector returned 10.3%.

Positioning and Strategies. The investment advisor implemented several strategies expected to support the fund’s performance, with overall positive results. Corporate bonds were conservatively overweighted relative to the comparative index, propping up the fund’s performance as these securities generated some of the more significant returns among fixed-income sectors.

Security selection within the fund’s mortgage-backed security holdings also helped. The investment adviser added non-agency mortgage-backed securities after a thorough screening process, and these securities performed well for the fund. Thoughtful selection within this fixed-income sector also helped ensure that prepayment levels for the mortgages underlying the securities were somewhat slower than for those in the index, thereby propping up returns.

The fund adopted an underweight position in short-term Treasuries relative to the comparative index, which didn’t work out as well as was originally hoped. This strategy was chosen in part because of the comparatively lower yields on short-term Treasuries relative to other fixed-income securities, and corresponding expectations for limited potential performance from these securities. However, yields on Treasuries continued to fall toward historical lows.

In addition, the fund held positions in TBA, or “to be announced” securities, which are mortgage-backed bonds that settle on a forward date. Average month-end positions in these securities were 9.1% for the fund, with a minimum exposure of 6.5% and maximum exposure of 11.2%.

As of 8/31/12:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

Mortgage-Backed Securities[2]	37.3%
U.S. Government and Government Agencies	35.0%
Corporate Bonds	17.5%
Foreign Securities	3.7%
Short-Term Investments	2.7%
Commercial Mortgage Backed Securities	2.3%
Other Investment Companies	1.5%

By Credit Quality[3]

AAA	76.5%
AA	2.0%
A	7.7%
BBB	9.3%
BB	1.3%
Short-Term Ratings	1.5%
Unrated Securities	1.7%

Weighted Average Maturity[4]	3.7 Yrs
Weighted Average Duration[4]	3.0 Yrs

Manager views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 7.7% of total investments on August 31, 2012.
[3]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[4]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

8 Schwab Taxable Bond Funds

 Schwab® Premier Income Fund

Performance and Fund Facts as of 8/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2007 – August 31, 2012
Performance of Hypothetical
$10,000 Investment1,3,4

 Average Annual Returns1,2,3,4

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab® Premier Income Fund (10/31/07)	3.80%	6.52%	6.35%
Barclays U.S. Aggregate Intermediate Bond Index	4.05%	5.56%	5.85%
Fund Category: Morningstar Intermediate-Term Bond	6.93%	7.55%	6.30%

Fund Expense Ratio5: 0.61%

 Yields1

30-Day SEC Yield[3]	1.25%

30-Day SEC Yield-No Waiver[6]	1.25%

12-Month Distribution Yield[3]	3.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	As stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 9

Schwab Total Bond Market Fund™

The Schwab Total Bond Market Fund (the fund) seeks high current income by tracking the performance of the Barclays U.S. Aggregate Bond Index (the comparative index). To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments designed to track the performance of the comparative index. The fund uses the comparative index as a guide in structuring the fund’s portfolio and selecting its investments. However, the fund is not required to invest any percentage of its assets in the securities represented in the comparative index.

The fund returned 5.46% for the 12-month period that ended August 31, 2012, while the comparative index returned 5.78%.

Market Highlights. Major U.S. bond sectors generated positive returns across the board for the 12-month report period, although an uneven pace of U.S. economic growth and international events often translated into month-to-month performance swings. Economic growth in the U.S. started out on an encouraging note, but dwindled as 2012 progressed. The unemployment rate was correspondingly high, representing a major concern for the Federal Reserve (Fed), which implemented a variety of monetary policies in an effort to prop up U.S. economic prospects. This included keeping the federal funds rate at 0-0.25% and implementing “Operation Twist,” a policy of selling short-term Treasuries and purchasing longer-term bonds in an effort to hold down longer-term interest rates.

The euro zone’s ongoing sovereign debt crisis remained a significant driver of financial market activity across the globe. Whenever the crisis seemed to worsen, investors generally gravitated toward safe-haven securities like U.S. Treasuries. This frequently translated into rallies that helped push Treasury yields to historically low levels. Sentiment intermittently shifted the other direction whenever European leaders seemed close to achieving meaningful progress. This was particularly the case during much of the first quarter of 2012, with investors moving away from Treasuries and toward potentially higher-yielding fixed-income securities such as corporate bonds.

Credit, or “spread,” sectors within the bond market—such as corporate and government agency securities—generated some of the most substantial returns in the low-yield environment, although long-term Treasuries performed particularly well as yields fell to historical lows. The Treasury sector of the comparative index returned 5.1%, the U.S. Agency sector returned 2.9%, the GNMA sector returned 4.1%, and the Corporate sector returned 10.3%.

Positioning and Strategies. The fund closely tracked the primary risk exposures of the comparative index, which meant keeping the fund’s credit quality, duration, and sector allocations similarly aligned. In addition, the fund held positions in TBA, or “to be announced” securities, which are mortgage-backed bonds that settle on a forward date. Average month-end positions in these securities were 5.5% for the fund, with a minimum exposure of 4.0% and maximum exposure of 6.5%.

As of 8/31/12:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

U.S. Government and Government Agencies	39.1%
Mortgage-Backed Securities[2]	28.9%
Corporate Bonds	19.6%
Foreign Securities	4.2%
Short-Term Investments	4.0%
Commercial Mortgage Backed Securities	1.8%
Other Investment Companies	1.2%
Municipal Bonds	0.9%
Asset-Backed Obligations	0.3%

By Credit Quality[3]

AAA	75.5%
AA	3.4%
A	9.2%
BBB	10.2%
BB	0.3%
Short-Term Ratings	1.2%
Unrated Securities	0.2%

Weighted Average Maturity[4]	6.3 Yrs
Weighted Average Duration[4]	4.4 Yrs

Manager views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 4.4% of total investments on August 31, 2012.
[3]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[4]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

10 Schwab Taxable Bond Funds

 Schwab Total Bond Market Fundtm

Performance and Fund Facts as of 8/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

August 31, 2002 – August 31, 2012
Performance of Hypothetical
$10,000 Investment1,3

 Average Annual Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Total Bond Market Fundtm (3/5/93)	5.46%	3.80%	4.06%
Barclays U.S. Aggregate Bond Index	5.78%	6.66%	5.48%
Fund Category: Morningstar Intermediate-Term Bond	6.93%	6.36%	5.27%

Fund Expense Ratios4: Net 0.29%; Gross 0.59%

 Yields1

30-Day SEC Yield[3]	1.80%

30-Day SEC Yield-No Waiver[5]	1.54%

12-Month Distribution Yield[3]	2.69%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 11

Schwab GNMA Fund™

The Schwab GNMA Fund (the fund) seeks high current income consistent with preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in Government National Mortgage Association (GNMA) securities.

The fund returned 3.87% for the 12-month period that ended August 31, 2012, while the Barclays GNMA Index (the comparative index) returned 4.08%.

Market Highlights. Major U.S. bond sectors generated positive returns across the board for the 12-month report period, although an uneven pace of U.S. economic growth and international events often translated into month-to-month performance swings. Economic growth in the U.S. started out on an encouraging note, but dwindled as 2012 progressed, finishing at an estimated annualized rate of 1.3% during the second quarter of 2012. Joblessness was correspondingly high, representing a major concern for the Federal Reserve (Fed).

The Fed implemented a variety of monetary policies in an effort to prop up U.S. economic prospects, while keeping the federal funds rate pegged to a target of 0-0.25%. Underscoring its commitment to ensuring an economic recovery, the Fed forecasted that the federal funds rate will remain at exceptionally accommodative levels until late 2014. (The Fed extended its forecast from late 2014 to mid-2015 in September 2012, after the report period ended.) The Fed also implemented “Operation Twist.” Enacted in September 2011 and scheduled to conclude at the end of 2012, this policy involves the sale of short-term Treasuries and purchase of longer-term bonds in an effort to hold down longer-term interest rates.

The euro zone’s ongoing sovereign debt crisis remained a significant driver of financial market activity across the globe. Whenever the crisis seemed to worsen, investors generally gravitated toward safe-haven securities like U.S. Treasuries. This frequently translated into rallies that helped push Treasury yields to historically low levels. Sentiment intermittently shifted the other direction whenever European leaders seemed close to achieving meaningful progress. This was particularly the case during much of the first quarter of 2012, with investors moving away from Treasuries and toward potentially higher-yielding fixed-income securities such as corporate bonds.

Credit, or “spread,” sectors within the bond market—such as corporate and mortgage-backed securities—generated some of the most substantial returns in the low-yield environment, although long-term Treasuries performed particularly well as yields dropped to historical lows. The U.S. MBS sector of Barclays U.S. Aggregate Bond Index returned 3.7%, the MBS Fixed Rate sector returned 3.7%, the GNMA sector returned 4.1%, and the Corporate sector returned 10.3%.

Positioning and Strategies. The investment advisor implemented multiple strategies expected to support the fund’s performance, with overall positive results. In particular, an overweight in fixed-rate mortgages was maintained, which helped provide price appreciation as rates continued to fall. An overweight in higher-coupon mortgage-backed securities afforded similarly beneficial results. In addition, thoughtful selection within this fixed-income sector helped ensure that prepayment levels for the mortgages underlying the securities were somewhat slower than for those in the index, thereby propping up the fund’s relative performance.

In addition, the fund held positions in TBA, or “to be announced” securities, which are mortgage-backed bonds that settle on a forward date. The average month-end positions in these securities was 19.7% for the fund, with a minimum exposure of 10.3% and maximum exposure of 40.6%.

As of 8/31/12:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

Mortgage-Backed Securities[2]	89.6%
Short-Term Investments	8.7%
Other Investment Companies	1.7%

By Credit Quality[3]

AAA	96.0%
Short-Term Ratings	1.7%
Unrated Securities	2.3%

Weighted Average Maturity[4]	4.3 Yrs
Weighted Average Duration[4]	1.8 Yrs

Manager views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 11.9% of total investments on August 31, 2012.
[3]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[4]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

12 Schwab Taxable Bond Funds

 Schwab GNMA Fundtm

Performance and Fund Facts as of 8/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 3, 2003 – August 31, 2012
Performance of Hypothetical
$10,000 Investment1,3,4

 Average Annual Returns1,2,3,4

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab GNMA Fundtm (3/3/03)	3.87%	6.44%	4.87%
Barclays GNMA Index	4.08%	6.90%	5.41%
Fund Category: Morningstar Intermediate Government	4.11%	5.79%	4.31%

Fund Expense Ratios5: Net 0.55%; Gross 0.61%

 Yields1

30-Day SEC Yield[3]	2.12%

30-Day SEC Yield-No Waiver[6]	2.08%

12-Month Distribution Yield[3]	3.98%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 13

Schwab® Treasury Inflation Protected Securities Fund

The Schwab Treasury Inflation Protected Securities Fund (the fund) seeks to provide total return and inflation protection to its shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets in Treasury Inflation-Protected Securities (TIPS).

The fund returned 7.84% for the 12-month period that ended August 31, 2012, while the Barclays U.S. TIPS Index (the comparative index) returned 8.29%.

Market Highlights. Major U.S. bond sectors generated positive returns across the board for the 12-month report period, although an uneven pace of U.S. economic growth and international events often translated into month-to-month performance swings. Economic growth in the U.S. started out on an encouraging note, but dwindled as 2012 progressed, finishing at an estimated annualized rate of 1.3% during the second quarter of 2012. Joblessness was correspondingly high, representing a major concern for the Federal Reserve (Fed).

The Fed implemented a variety of monetary policies in an effort to prop up U.S. economic prospects, while keeping the federal funds rate pegged to a target of 0-0.25%. Underscoring its commitment to ensuring an economic recovery, the Fed forecasted that the federal funds rate will remain at exceptionally accommodative levels until late 2014 (the Fed extended its forecast from late 2014 to mid-2015 in September 2012, after the report period ended). The Fed also implemented “Operation Twist.” Enacted in September 2011 and scheduled to conclude at the end of 2012, this policy involves the sale of short-term Treasuries and purchase of longer-term bonds in an effort to hold down longer-term interest rates.

The euro zone’s ongoing sovereign debt crisis remained a significant driver of financial market activity across the globe. Whenever the crisis seemed to worsen, investors generally gravitated toward safe-haven securities like U.S. Treasuries. This frequently translated into rallies that helped push Treasury yields to historically low levels. Sentiment intermittently shifted the other direction whenever European leaders seemed close to achieving meaningful progress. This was particularly the case during much of the first quarter of 2012, with investors moving away from Treasuries and toward potentially higher-yielding fixed-income securities such as corporate bonds.

Meanwhile, rising consumer prices and worries about future inflation drove up demand for TIPS. Rising consumer prices—as measured by the non-seasonally adjusted consumer price index for all urban consumers, CPI-NSA (the index against which the principal of TIPS is adjusted)— translated into upwardly adjusted principals for TIPS, which resulted in a greater income stream for these securities. When combined with the substantial decline in U.S. bond yields during the period, this collectively helped these fixed-income securities generate some of the most impressive returns among U.S. bond sectors.

Positioning and Strategies. Several factors contributed to the fund’s underperformance relative to the comparative index, although no one specific consideration, outside of operating fees and expenses, clearly dominated. Small differences between the maturity composition of the fund relative to the comparative index detracted modestly from performance. With the fund’s assets under management increasing by more than 50%, the fund incurred both increased trading costs and a slight performance drag related to briefly holding low-yielding money market securities rather than TIPS.

As of 8/31/12:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

U.S. Government Securities	99.6%
Other Investment Companies	0.4%

By Credit Quality[2]

AAA	99.6%
Short-Term Ratings	0.4%

Weighted Average Maturity[3]	9.3 Yrs
Weighted Average Duration[3]	8.2 Yrs

Manager views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

14 Schwab Taxable Bond Funds

 Schwab® Treasury Inflation Protected Securities Fund

Performance and Fund Facts as of 8/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 31, 2006 – August 31, 2012
Performance of Hypothetical
$10,000 Investment1,3,4

 Average Annual Returns1,2,3,4

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab® Treasury Inflation Protected Securities Fund (3/31/06)	7.84%	7.39%	6.79%
Barclays U.S. TIPS Index	8.29%	8.11%	7.53%
Fund Category: Morningstar Inflation Protected Bond	7.04%	6.94%	6.39%

Fund Expense Ratios5: Net 0.29%; Gross 0.63%

 Yields1

30-Day SEC Yield[3]	-1.66%

30-Day SEC Yield-No Waiver[6]	-2.01%

12-Month Distribution Yield[3]	2.88%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2012 and held through August 31, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 3/1/12	at 8/31/12	3/1/12–8/31/12

Schwab Short-Term Bond Market Fundtm
Actual Return	0.29%	$1,000	$1,011.50	$1.47
Hypothetical 5% Return	0.29%	$1,000	$1,023.68	$1.48

Schwab® Premier Income Fund
Actual Return	0.62%	$1,000	$1,021.20	$3.15
Hypothetical 5% Return	0.62%	$1,000	$1,022.02	$3.15

Schwab Total Bond Market Fundtm
Actual Return	0.29%	$1,000	$1,027.90	$1.48
Hypothetical 5% Return	0.29%	$1,000	$1,023.68	$1.48

Schwab GNMA Fundtm
Actual Return	0.56%	$1,000	$1,022.40	$2.85
Hypothetical 5% Return	0.56%	$1,000	$1,022.32	$2.85

Schwab® Treasury Inflation Protected Securities Fund
Actual Return	0.29%	$1,000	$1,034.80	$1.48
Hypothetical 5% Return	0.29%	$1,000	$1,023.68	$1.48

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

16 Schwab Taxable Bond Funds

Schwab Short-Term Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/11–	9/1/10–	9/1/09–	9/1/08–	9/1/07–
	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.27	9.19	8.93	9.30	9.84

Income (loss) from investment operations:
Net investment income (loss)	0.10	0.12	0.18	0.29	0.44
Net realized and unrealized gains (losses)	0.06	0.08	0.26	(0.37)	(0.54)

Total from investment operations	0.16	0.20	0.44	(0.08)	(0.10)
Less distributions:
Distributions from net investment income	(0.10)	(0.12)	(0.18)	(0.29)	(0.44)

Net asset value at end of period	9.33	9.27	9.19	8.93	9.30

Total return (%)	1.74	2.23	4.92	(0.85)	(1.11)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	0.49 [1]	0.55	0.55	0.55
Gross operating expenses	0.62	0.62	0.62	0.62	0.59
Net investment income (loss)	1.07	1.34	1.95	3.23	4.62
Portfolio turnover rate[2]	92	94	173	231	351
Net assets, end of period ($ x 1,000,000)	443	267	258	261	346

1 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended rate.
2 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

See financial notes 17

 Schwab Short-Term Bond Market Fund

Portfolio Holdings as of August 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

71.6%		U.S. Government and Government Agencies	313,161,524	317,162,316
7.3%		Foreign Securities	31,763,872	32,446,839
20.2%		Corporate Bonds	87,277,755	89,510,387
0.2%		Municipal Bonds	652,456	655,966
1.0%		Other Investment Company	4,579,053	4,579,053

100.3%		Total Investments	437,434,660	444,354,561
0.0%		Collateral Invested for Securities on Loan	113,500	113,500
(0	.3)%	Other Assets and Liabilities, Net		(1,567,200)

100.0%		Net Assets		442,900,861

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 71.6% of net assets

U.S. Government Agency Securities 11.6%
Fannie Mae
1.00%, 09/23/13	5,000,000	5,041,515
2.75%, 02/05/14	250,000	259,215
0.85%, 10/24/14 (b)	750,000	750,597
0.63%, 10/30/14	1,000,000	1,007,240
2.63%, 11/20/14	1,000,000	1,052,201
0.75%, 12/19/14	1,750,000	1,767,691
0.63%, 01/30/15 (b)	2,000,000	2,003,578
0.38%, 03/16/15	3,000,000	3,003,609
2.38%, 04/11/16	2,000,000	2,137,224
1.25%, 09/28/16	1,000,000	1,029,229
1.30%, 05/10/17 (b)	1,000,000	1,006,695
1.20%, 07/17/17 (b)	1,500,000	1,508,149
Federal Farm Credit Bank
0.37%, 06/11/14 (b)	750,000	750,864
0.55%, 08/17/15	1,000,000	1,008,448
4.88%, 12/16/15	150,000	171,688
Federal Home Loan Bank
3.63%, 10/18/13	1,500,000	1,557,291
0.38%, 11/27/13	1,000,000	1,002,098
0.38%, 01/29/14	2,250,000	2,254,943
5.50%, 08/13/14	2,000,000	2,206,098
0.33%, 08/15/14 (b)	1,500,000	1,501,415
4.88%, 05/17/17	1,500,000	1,800,234
1.00%, 06/21/17	1,000,000	1,016,218
Freddie Mac
0.50%, 10/15/13	1,000,000	1,003,394
0.40%, 02/27/14 (b)	2,000,000	2,002,232
0.65%, 06/27/14 (b)	1,500,000	1,501,866
3.00%, 07/28/14	1,500,000	1,575,978
1.00%, 07/30/14	1,000,000	1,013,782
0.63%, 12/29/14	2,500,000	2,517,357
0.50%, 04/17/15	1,000,000	1,004,429
1.75%, 09/10/15	500,000	520,833
2.50%, 05/27/16	2,000,000	2,145,884
2.00%, 08/25/16	2,000,000	2,114,486
1.00%, 03/08/17	1,000,000	1,013,782
1.00%, 06/29/17	1,000,000	1,013,550

		51,263,813

U.S. Treasury Obligations 60.0%
U.S. Treasury Bond
10.63%, 08/15/15	2,000,000	2,604,688
U.S. Treasury Notes
0.75%, 09/15/13	2,250,000	2,263,185
0.13%, 09/30/13	2,500,000	2,498,535
3.13%, 09/30/13	2,000,000	2,062,892
0.50%, 10/15/13	1,000,000	1,003,438
0.25%, 10/31/13	5,000,000	5,003,515
2.75%, 10/31/13	6,000,000	6,176,718
4.25%, 11/15/13	3,700,000	3,879,221
2.00%, 11/30/13	2,000,000	2,044,688
0.13%, 12/31/13	5,500,000	5,494,846
1.50%, 12/31/13	6,500,000	6,611,722
0.25%, 01/31/14	1,500,000	1,501,113
4.00%, 02/15/14	1,000,000	1,054,805
0.25%, 02/28/14	3,000,000	3,002,109
1.25%, 03/15/14	5,750,000	5,841,195
0.25%, 03/31/14	6,500,000	6,503,809
1.25%, 04/15/14	2,000,000	2,033,204
0.25%, 04/30/14	4,500,000	4,502,461
1.88%, 04/30/14	1,000,000	1,027,422
1.00%, 05/15/14	700,000	709,269
2.25%, 05/31/14	5,000,000	5,176,175
0.25%, 06/30/14	2,500,000	2,501,465
2.63%, 06/30/14	1,250,000	1,304,590
0.63%, 07/15/14	1,000,000	1,007,422
0.13%, 07/31/14	10,000,000	9,982,030
2.63%, 07/31/14	1,000,000	1,045,625
0.25%, 08/31/14	1,750,000	1,751,094
2.38%, 08/31/14	2,475,000	2,580,381
0.25%, 09/15/14	9,000,000	9,004,221
2.38%, 09/30/14	1,600,000	1,671,376
0.50%, 10/15/14	4,500,000	4,525,312
2.38%, 10/31/14	1,000,000	1,045,860
4.25%, 11/15/14	3,000,000	3,262,968
2.13%, 11/30/14	2,000,000	2,084,062
0.25%, 12/15/14	3,000,000	3,000,939
2.63%, 12/31/14	2,500,000	2,638,673
2.25%, 01/31/15	5,000,000	5,239,455
0.25%, 02/15/15	3,000,000	3,000,000
2.38%, 02/28/15	3,000,000	3,157,734
0.38%, 03/15/15	3,400,000	3,410,095
0.38%, 04/15/15	4,600,000	4,613,657
2.50%, 04/30/15	2,500,000	2,648,047
0.25%, 05/15/15	6,000,000	5,997,186
2.13%, 05/31/15	2,500,000	2,626,173

18 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.38%, 06/15/15	1,250,000	1,253,614
1.88%, 06/30/15	2,350,000	2,455,383
0.25%, 07/15/15	13,250,000	13,238,618
1.75%, 07/31/15	750,000	781,583
1.25%, 08/31/15	4,000,000	4,113,440
1.25%, 09/30/15	1,000,000	1,028,828
1.25%, 10/31/15	10,000,000	10,292,190
1.38%, 11/30/15	1,000,000	1,033,672
2.13%, 12/31/15	750,000	794,180
2.00%, 01/31/16	335,000	353,765
2.13%, 02/29/16	1,000,000	1,061,485
2.63%, 02/29/16	750,000	809,180
2.25%, 03/31/16	1,000,000	1,066,953
2.38%, 03/31/16	1,500,000	1,606,407
2.00%, 04/30/16	2,000,000	2,117,812
1.75%, 05/31/16	4,000,000	4,200,624
3.25%, 05/31/16	1,000,000	1,106,094
1.50%, 06/30/16	3,500,000	3,644,921
1.50%, 07/31/16	1,100,000	1,145,977
1.00%, 08/31/16	4,500,000	4,600,899
3.00%, 08/31/16	1,000,000	1,102,110
1.00%, 09/30/16	2,000,000	2,044,844
3.13%, 10/31/16	4,500,000	4,994,298
4.63%, 11/15/16	3,500,000	4,103,477
2.75%, 11/30/16	2,500,000	2,738,477
3.25%, 12/31/16	7,500,000	8,385,352
1.00%, 03/31/17	5,750,000	5,871,739
0.88%, 04/30/17	4,500,000	4,568,202
3.13%, 04/30/17	600,000	671,110
0.63%, 05/31/17	9,000,000	9,030,942
0.75%, 06/30/17	2,500,000	2,521,290
0.50%, 07/31/17	7,000,000	6,972,112
2.38%, 07/31/17	1,000,000	1,086,172
0.63%, 08/31/17	6,000,000	6,009,378

		265,898,503

Total U.S. Government and Government Agencies
(Cost $313,161,524)		317,162,316

Foreign Securities 7.3% of net assets

Foreign Agencies 2.3%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	200,000	202,141
1.75%, 10/05/15	300,000	307,881

		510,022

Canada 0.1%
Export Development Canada
3.13%, 04/24/14	250,000	261,830

Cayman Islands 0.1%
Petrobras International Finance Co.
7.75%, 09/15/14	100,000	111,750
2.88%, 02/06/15	300,000	308,750

		420,500

Germany 1.2%
Kreditanstalt Fuer Wiederaufbau
1.38%, 01/13/14 (d)	750,000	760,538
3.50%, 03/10/14 (d)	250,000	262,142
2.63%, 03/03/15 (d)	1,000,000	1,054,039
2.63%, 02/16/16 (d)	725,000	774,868
2.00%, 06/01/16 (d)	950,000	997,165
4.88%, 01/17/17 (d)	1,200,000	1,410,211

		5,258,963

Japan 0.3%
Japan Finance Corp.
2.88%, 02/02/15	600,000	634,727
2.25%, 07/13/16	400,000	421,805
Japan Finance Organization for Municipalities
5.00%, 05/16/17	200,000	235,739

		1,292,271

Mexico 0.1%
Petroleos Mexicanos
4.88%, 03/15/15	650,000	698,750

Norway 0.0%
Statoilhydro A.S.A.
3.88%, 04/15/14	150,000	157,952

Republic of Korea 0.3%
Export-Import Bank of Korea
8.13%, 01/21/14	200,000	218,379
5.88%, 01/14/15	250,000	275,371
4.00%, 01/11/17	600,000	653,338

		1,147,088

Sweden 0.1%
Svensk Exportkredit AB
3.25%, 09/16/14	200,000	210,324
1.75%, 05/30/17	150,000	152,963

		363,287

		10,110,663

Foreign Local Government 0.7%

Canada 0.7%
Hydro Quebec
2.00%, 06/30/16	500,000	524,233
Province of British Columbia
2.85%, 06/15/15	300,000	320,165
Province of Manitoba
1.38%, 04/28/14	150,000	152,615
Province of Nova Scotia
5.13%, 01/26/17	300,000	353,964
Province of Ontario
1.38%, 01/27/14	450,000	456,504
4.10%, 06/16/14	600,000	639,649
1.88%, 09/15/15	550,000	570,687
2.30%, 05/10/16	300,000	316,690

		3,334,507

Sovereign 0.9%

Brazil 0.1%
Federative Republic of Brazil
7.88%, 03/07/15	300,000	351,000

Canada 0.1%
Canada Government International Bond
2.38%, 09/10/14	200,000	208,683
0.88%, 02/14/17	300,000	303,690

		512,373

Colombia 0.1%
Republic of Colombia
7.38%, 01/27/17	300,000	374,400

See financial notes 19

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Italy 0.2%
Republic of Italy
3.13%, 01/26/15	800,000	786,547
4.75%, 01/25/16	100,000	100,828

		887,375

Mexico 0.1%
United Mexican States
5.88%, 01/15/14	125,000	133,125
6.63%, 03/03/15	125,000	141,875
5.63%, 01/15/17	300,000	352,500

		627,500

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	250,000	287,375

Poland 0.1%
Republic of Poland
5.25%, 01/15/14	350,000	370,475

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	500,000	572,768

		3,983,266

Supranational 3.4%
African Development Bank
6.88%, 10/15/15	250,000	284,468
Asian Development Bank
2.75%, 05/21/14	750,000	781,828
2.63%, 02/09/15	725,000	765,255
Corp. Andina de Fomento S.A.
5.75%, 01/12/17	100,000	114,638
Council of Europe Development Bank
1.50%, 02/22/17	400,000	407,960
European Bank for Reconstruction & Development
1.63%, 09/03/15	600,000	620,881
1.00%, 02/16/17	250,000	253,076
European Investment Bank
3.13%, 06/04/14	1,250,000	1,307,746
1.13%, 08/15/14	300,000	303,834
1.63%, 09/01/15	900,000	927,677
4.88%, 02/16/16	600,000	684,430
2.25%, 03/15/16	500,000	525,796
2.50%, 05/16/16	350,000	371,917
5.13%, 09/13/16	350,000	408,793
4.88%, 01/17/17	700,000	818,068
1.75%, 03/15/17	1,000,000	1,036,628
Inter-American Development Bank
3.00%, 04/22/14	1,200,000	1,252,222
International Bank for Reconstruction & Development
0.50%, 03/26/14 (b)	250,000	251,050
2.38%, 05/26/15	500,000	528,047
2.13%, 03/15/16	700,000	740,707
0.88%, 04/17/17	1,200,000	1,217,881
International Finance Corp.
3.00%, 04/22/14	350,000	365,082
2.25%, 04/11/16	600,000	626,845
Nordic Investment Bank
2.50%, 07/15/15	400,000	423,574

		15,018,403

Total Foreign Securities
(Cost $31,763,872)		32,446,839

Corporate Bonds 20.2% of net assets

Finance 8.7%

Banking 6.3%
American Express Co.
6.80%, 09/01/66 (a)(b)	200,000	213,750
American Express Credit Corp.
5.13%, 08/25/14	500,000	543,168
2.38%, 03/24/17	500,000	526,142
Bank of America Corp.
7.38%, 05/15/14	500,000	545,842
4.50%, 04/01/15	1,050,000	1,117,642
6.50%, 08/01/16	125,000	142,673
3.88%, 03/22/17	500,000	527,352
Bank of Montreal
1.75%, 04/29/14	200,000	204,518
Bank of Nova Scotia
3.40%, 01/22/15	275,000	291,015
2.05%, 10/07/15	300,000	310,774
Bank One Corp.
4.90%, 04/30/15	300,000	325,841
Barclays Bank PLC
5.20%, 07/10/14	700,000	742,273
BB&T Corp.
3.38%, 09/25/13	200,000	205,700
5.20%, 12/23/15	175,000	194,566
3.20%, 03/15/16 (b)	100,000	107,392
BNP Paribas
3.60%, 02/23/16	500,000	523,715
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	200,000	210,377
Capital One Financial Corp.
2.15%, 03/23/15	350,000	358,689
Citigroup, Inc.
5.13%, 05/05/14	700,000	739,948
5.00%, 09/15/14	650,000	680,273
4.45%, 01/10/17	1,100,000	1,186,296
Credit Suisse USA, Inc.
5.13%, 08/15/15	500,000	551,842
Deutsche Bank AG
3.45%, 03/30/15	250,000	261,991
3.25%, 01/11/16	300,000	313,358
Fifth Third Bancorp
3.63%, 01/25/16	300,000	323,019
HSBC Bank USA
4.63%, 04/01/14	450,000	470,989
JPMorgan Chase & Co.
4.88%, 03/15/14	500,000	526,879
3.45%, 03/01/16	200,000	213,121
3.15%, 07/05/16	1,000,000	1,059,614
2.00%, 08/15/17	200,000	201,779
KeyCorp
3.75%, 08/13/15	250,000	269,405
Lloyds TSB Bank PLC
4.20%, 03/28/17	200,000	212,344
Merrill Lynch & Co., Inc.
5.45%, 07/15/14	400,000	428,194
6.05%, 05/16/16	350,000	377,496
Morgan Stanley
4.75%, 04/01/14	150,000	154,451
2.88%, 07/28/14	250,000	253,796
5.38%, 10/15/15	750,000	790,189
3.80%, 04/29/16	700,000	704,458

20 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
6.25%, 08/28/17	400,000	433,884
National Australia Bank Ltd.
1.60%, 08/07/15	250,000	252,167
PNC Funding Corp.
4.25%, 09/21/15	500,000	546,701
Rabobank Nederland
1.85%, 01/10/14	275,000	278,397
3.38%, 01/19/17	150,000	158,838
Royal Bank of Canada
1.15%, 03/13/15	250,000	253,006
2.63%, 12/15/15	300,000	316,781
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	400,000	406,591
4.88%, 03/16/15	100,000	106,242
State Street Corp.
2.88%, 03/07/16	300,000	321,234
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	750,000	775,303
The Bear Stearns Cos. LLC
5.55%, 01/22/17	500,000	566,379
The Goldman Sachs Group, Inc.
5.15%, 01/15/14	125,000	131,035
6.00%, 05/01/14	350,000	373,805
5.13%, 01/15/15	500,000	534,754
3.30%, 05/03/15	400,000	413,201
5.35%, 01/15/16	475,000	515,599
3.63%, 02/07/16	250,000	259,401
Toronto-Dominion Bank
2.50%, 07/14/16	250,000	264,918
Union Bank NA
3.00%, 06/06/16	250,000	266,725
US Bancorp
2.88%, 11/20/14	400,000	420,964
2.20%, 11/15/16 (b)	250,000	262,233
1.65%, 05/15/17 (b)	300,000	307,107
Wells Fargo & Co.
4.88%, 02/15/14	200,000	211,500
5.00%, 11/15/14	250,000	269,901
4.75%, 02/09/15	600,000	649,281
5.13%, 09/15/16	1,000,000	1,135,578
Westpac Banking Corp.
4.20%, 02/27/15	500,000	536,877

		27,779,273

Brokerage 0.1%
BlackRock, Inc.
3.50%, 12/10/14	200,000	213,178
Jefferies Group, Inc.
5.50%, 03/15/16	65,000	68,250
Nomura Holdings, Inc.
5.00%, 03/04/15	200,000	210,688
TD Ameritrade Holding Co.
4.15%, 12/01/14	150,000	158,866

		650,982

Finance Company 0.8%
GATX Corp.
4.75%, 05/15/15	150,000	160,884
General Electric Capital Corp.
2.15%, 01/09/15	1,000,000	1,031,063
2.30%, 04/27/17	1,250,000	1,291,762
HSBC Finance Corp.
5.00%, 06/30/15	400,000	430,096
5.50%, 01/19/16	150,000	164,038
SLM Corp.
5.38%, 05/15/14	100,000	104,973
6.25%, 01/25/16	250,000	268,750

		3,451,566

Insurance 1.0%
ACE INA Holdings, Inc.
5.70%, 02/15/17	250,000	297,192
Aflac, Inc.
3.45%, 08/15/15	150,000	160,590
American International Group, Inc.
3.00%, 03/20/15	100,000	102,919
2.38%, 08/24/15	100,000	100,248
5.05%, 10/01/15	100,000	108,752
4.88%, 09/15/16	350,000	384,018
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	700,000	770,636
Cigna Corp.
2.75%, 11/15/16	400,000	420,718
5.38%, 03/15/17	100,000	114,573
CNA Financial Corp.
6.50%, 08/15/16	150,000	172,745
Genworth Financial, Inc.
5.75%, 06/15/14	150,000	154,241
Jefferson-Pilot Corp.
4.75%, 01/30/14	100,000	104,480
MetLife, Inc.
2.38%, 02/06/14	325,000	332,646
Principal Financial Group, Inc.
7.88%, 05/15/14	200,000	223,353
Prudential Financial, Inc.
5.10%, 09/20/14	400,000	432,991
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	106,375
The Travelers Co., Inc.
5.50%, 12/01/15	400,000	454,180
WellPoint, Inc.
5.25%, 01/15/16	100,000	111,895

		4,552,552

Other Financial 0.1%
CME Group, Inc.
5.75%, 02/15/14	150,000	160,817
ORIX Corp.
4.71%, 04/27/15	150,000	158,589

		319,406

Real Estate Investment Trust 0.4%
Health Care REIT, Inc.
3.63%, 03/15/16	475,000	500,463
ProLogis LP
7.63%, 08/15/14	500,000	550,739
Simon Property Group LP
5.10%, 06/15/15	150,000	165,189
5.25%, 12/01/16 (b)	500,000	571,062

		1,787,453

		38,541,232

Industrial 10.1%

Basic Industry 0.9%
Alcoa, Inc.
5.55%, 02/01/17 (e)	150,000	166,570
ArcelorMittal USA, Inc.
4.00%, 03/01/16 (f)	400,000	391,078
Barrick Gold Corp.
1.75%, 05/30/14	200,000	203,322

See financial notes 21

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	500,000	505,714
1.63%, 02/24/17	100,000	102,102
EI Du Pont de Nemours & Co.
1.75%, 03/25/14	150,000	153,077
5.25%, 12/15/16	250,000	294,800
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15	200,000	200,943
International Paper Co.
5.30%, 04/01/15	150,000	164,720
Monsanto Co.
2.75%, 04/15/16	200,000	214,131
Praxair, Inc.
4.38%, 03/31/14	400,000	423,814
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	150,000	154,691
Rio Tinto Finance USA PLC
1.13%, 03/20/15	250,000	251,735
The Dow Chemical Co.
5.90%, 02/15/15	400,000	446,663
Vale Overseas Ltd.
6.25%, 01/23/17	200,000	230,265

		3,903,625

Capital Goods 0.8%
3M Co.
1.38%, 09/29/16	150,000	153,983
Bemis Co., Inc.
5.65%, 08/01/14	50,000	54,269
Boeing Capital Corp.
2.13%, 08/15/16 (b)	300,000	315,261
Caterpillar Financial Services Corp.
1.38%, 05/20/14	275,000	279,067
2.05%, 08/01/16	400,000	416,645
CRH America, Inc.
5.30%, 10/15/13	200,000	208,263
6.00%, 09/30/16	75,000	83,276
Emerson Electric Co.
5.63%, 11/15/13	200,000	212,228
General Dynamics Corp.
2.25%, 07/15/16	100,000	105,299
Honeywell International, Inc.
3.88%, 02/15/14	250,000	261,908
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 04/15/14	100,000	112,606
John Deere Capital Corp.
4.90%, 09/09/13	400,000	418,326
5.50%, 04/13/17	150,000	179,012
Lockheed Martin Corp.
2.13%, 09/15/16	100,000	104,061
Northrop Grumman Corp.
3.70%, 08/01/14	225,000	236,320
United Technologies Corp.
1.80%, 06/01/17	400,000	413,992
Waste Management, Inc.
5.00%, 03/15/14	50,000	53,174
6.38%, 03/11/15	100,000	112,862

		3,720,552

Communications 1.7%
America Movil, S.A.B. de CV
3.63%, 03/30/15	150,000	160,927
2.38%, 09/08/16	250,000	260,852
AT&T, Inc.
2.50%, 08/15/15	300,000	315,982
BellSouth Corp.
5.20%, 12/15/16	750,000	870,861
British Telecommunications PLC
2.00%, 06/22/15	300,000	306,922
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14	500,000	533,256
Comcast Corp.
5.30%, 01/15/14	500,000	531,014
6.50%, 01/15/17	100,000	121,200
COX Communications, Inc.
5.50%, 10/01/15	150,000	169,535
Deutsche Telekom International Finance BV
4.88%, 07/08/14	200,000	212,183
DIRECTV Holdings LLC
4.75%, 10/01/14	100,000	107,548
3.13%, 02/15/16	300,000	316,384
France Telecom S.A.
4.38%, 07/08/14	200,000	211,501
NBCUniversal Media LLC
2.10%, 04/01/14	175,000	178,753
3.65%, 04/30/15	200,000	214,271
News America, Inc.
5.30%, 12/15/14	100,000	109,997
Omnicom Group, Inc.
5.90%, 04/15/16	200,000	231,856
Qwest Corp.
7.50%, 10/01/14	200,000	223,996
Telecom Italia Capital S.A.
5.25%, 11/15/13	250,000	256,563
6.18%, 06/18/14	150,000	154,875
Telefonica Emisiones S.A.U.
3.73%, 04/27/15	150,000	146,250
3.99%, 02/16/16	275,000	265,375
Time Warner Cable, Inc.
7.50%, 04/01/14	100,000	110,190
3.50%, 02/01/15	150,000	158,851
5.85%, 05/01/17	150,000	177,945
Verizon Communications, Inc.
5.50%, 04/01/17	400,000	478,004
Vodafone Group PLC
4.15%, 06/10/14	175,000	185,697
2.88%, 03/16/16	225,000	239,902
5.63%, 02/27/17	150,000	178,035

		7,428,725

Consumer Cyclical 1.5%
CVS Caremark Corp.
4.88%, 09/15/14	100,000	108,268
5.75%, 06/01/17	150,000	180,553
Daimler Finance North America LLC
2.30%, 01/09/15	250,000	256,224
eBay, Inc.
1.63%, 10/15/15	125,000	129,182
1.35%, 07/15/17	150,000	151,548
Ford Motor Credit Co. LLC
8.00%, 06/01/14	750,000	831,439
3.88%, 01/15/15	500,000	520,564
4.21%, 04/15/16 (c)	200,000	209,372
6.63%, 08/15/17	150,000	172,622
Lowe’s Cos., Inc.
5.00%, 10/15/15	100,000	112,480
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	425,000	462,459
Marriott International, Inc.
6.20%, 06/15/16	150,000	172,727

22 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
McDonald’s Corp.
5.30%, 03/15/17	100,000	118,436
Nordstrom, Inc.
6.75%, 06/01/14	200,000	221,014
PACCAR, Inc.
6.88%, 02/15/14	150,000	163,369
Target Corp.
5.88%, 07/15/16	250,000	296,628
The Home Depot, Inc.
5.40%, 03/01/16	300,000	348,351
The Walt Disney Co.
0.88%, 12/01/14	150,000	151,574
1.35%, 08/16/16	150,000	153,368
Time Warner, Inc.
3.15%, 07/15/15	300,000	318,846
Toyota Motor Credit Corp.
0.88%, 07/17/15	200,000	201,343
2.80%, 01/11/16	500,000	529,703
Viacom, Inc.
1.25%, 02/27/15	100,000	101,046
2.50%, 12/15/16	150,000	157,198
Wal-Mart Stores, Inc.
3.20%, 05/15/14	350,000	367,095
2.80%, 04/15/16	225,000	241,797

		6,677,206

Consumer Non-Cyclical 2.8%
Abbott Laboratories
5.88%, 05/15/16	300,000	355,138
Altria Group, Inc.
4.13%, 09/11/15	225,000	246,401
Amgen, Inc.
4.85%, 11/18/14	200,000	217,154
2.50%, 11/15/16	200,000	209,917
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 01/15/15	150,000	162,517
1.38%, 07/15/17	700,000	708,714
Baxter International, Inc.
4.63%, 03/15/15	100,000	109,891
Boston Scientific Corp.
4.50%, 01/15/15	250,000	267,082
Bunge Ltd Finance Corp.
3.20%, 06/15/17	250,000	258,269
Coca-Cola Enterprises, Inc.
2.13%, 09/15/15	350,000	362,149
Colgate-Palmolive Co.
1.25%, 05/01/14	125,000	126,950
2.63%, 05/01/17	250,000	270,546
ConAgra Foods, Inc.
5.88%, 04/15/14	300,000	323,257
Diageo Capital PLC
7.38%, 01/15/14	200,000	218,465
Express Scripts Holding Co.
2.10%, 02/12/15 (c)	250,000	254,968
2.65%, 02/15/17 (c)	1,050,000	1,091,992
General Mills, Inc.
5.70%, 02/15/17	250,000	299,224
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	200,000	200,964
1.50%, 05/08/17	150,000	153,200
Johnson & Johnson
1.20%, 05/15/14	150,000	152,396
2.15%, 05/15/16	50,000	52,748
Kellogg Co.
4.45%, 05/30/16	100,000	111,515
Kraft Foods, Inc.
4.13%, 02/09/16	300,000	329,452
6.50%, 08/11/17	300,000	369,247
Lorillard Tobacco Co.
2.30%, 08/21/17	200,000	202,714
Mattel, Inc.
2.50%, 11/01/16	100,000	104,583
McKesson Corp.
3.25%, 03/01/16	250,000	269,408
Medtronic, Inc.
2.63%, 03/15/16	200,000	212,582
Merck & Co., Inc.
2.25%, 01/15/16	300,000	314,906
Novartis Capital Corp.
4.13%, 02/10/14	350,000	368,108
2.90%, 04/24/15	150,000	159,536
PepsiCo, Inc.
0.88%, 10/25/13	450,000	451,894
2.50%, 05/10/16	200,000	211,318
Pfizer, Inc.
4.50%, 02/15/14	250,000	264,820
5.35%, 03/15/15	200,000	223,996
Philip Morris International, Inc.
1.13%, 08/21/17	250,000	249,808
Procter & Gamble Co.
4.95%, 08/15/14	200,000	217,367
1.80%, 11/15/15	250,000	259,324
Reynolds American, Inc.
7.63%, 06/01/16	100,000	120,519
Safeway, Inc.
6.25%, 03/15/14	200,000	213,162
Sanofi
2.63%, 03/29/16	250,000	265,101
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	200,000	203,337
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	250,000	255,062
The Coca-Cola Co.
1.50%, 11/15/15	450,000	463,824
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	250,000	259,184
Unilever Capital Corp.
0.45%, 07/30/15	150,000	149,480
0.85%, 08/02/17	100,000	99,136
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	200,000	212,935

		12,604,260

Energy 1.1%
Anadarko Petroleum Corp.
7.63%, 03/15/14	350,000	383,301
5.95%, 09/15/16	200,000	231,487
Apache Corp.
6.00%, 09/15/13	100,000	105,723
BP Capital Markets PLC
3.13%, 10/01/15	400,000	428,166
1.85%, 05/05/17	500,000	512,289
Chevron Corp.
3.95%, 03/03/14	100,000	105,193
ConocoPhillips
4.75%, 02/01/14	80,000	84,569
Devon Energy Corp.
1.88%, 05/15/17 (b)	250,000	255,720
Encana Corp.
4.75%, 10/15/13	125,000	129,936

See financial notes 23

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Marathon Petroleum Corp.
3.50%, 03/01/16	250,000	265,422
Occidental Petroleum Corp.
1.75%, 02/15/17	300,000	309,605
Phillips 66
2.95%, 05/01/17 (c)	300,000	315,174
Shell International Finance BV
4.00%, 03/21/14	250,000	263,727
3.10%, 06/28/15	300,000	321,098
Total Capital S.A.
3.00%, 06/24/15	300,000	320,237
2.30%, 03/15/16	100,000	104,986
1.50%, 02/17/17	200,000	203,378
Transocean, Inc.
4.95%, 11/15/15	450,000	491,010

		4,831,021

Technology 1.1%
Agilent Technologies, Inc.
5.50%, 09/14/15	250,000	280,164
Cisco Systems, Inc.
2.90%, 11/17/14	100,000	105,456
5.50%, 02/22/16	250,000	291,390
Dell, Inc.
2.30%, 09/10/15	200,000	206,379
Google, Inc.
1.25%, 05/19/14	250,000	254,318
Hewlett-Packard Co.
6.13%, 03/01/14	500,000	535,217
2.63%, 12/09/14	400,000	409,475
2.60%, 09/15/17	300,000	297,329
Intel Corp.
1.95%, 10/01/16	350,000	367,796
International Business Machines Corp.
6.50%, 10/15/13	875,000	934,472
Microsoft Corp.
2.95%, 06/01/14	150,000	156,816
1.63%, 09/25/15	250,000	259,531
Oracle Corp.
5.25%, 01/15/16	250,000	288,040
Texas Instruments Inc
2.38%, 05/16/16	150,000	158,802
Xerox Corp.
4.25%, 02/15/15	150,000	159,785
2.95%, 03/15/17	150,000	153,770

		4,858,740

Transportation 0.2%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14	150,000	163,382
CSX Corp.
6.25%, 04/01/15	250,000	284,526
Ryder System, Inc.
3.15%, 03/02/15	300,000	310,795
Southwest Airlines Co.
5.25%, 10/01/14	150,000	161,952

		920,655

		44,944,784

Utilities 1.4%

Electric 0.9%
Carolina Power & Light Co.
5.13%, 09/15/13	250,000	261,965
Commonwealth Edison Co.
1.63%, 01/15/14	50,000	50,724
1.95%, 09/01/16 (b)	100,000	103,699
Dominion Resources, Inc.
1.80%, 03/15/14	500,000	508,918
5.15%, 07/15/15	200,000	222,620
Duke Energy Carolinas
5.75%, 11/15/13	350,000	372,006
Exelon Corp.
4.90%, 06/15/15	400,000	438,334
FirstEnergy Solutions Corp.
4.80%, 02/15/15	250,000	267,104
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	150,000	159,812
5.45%, 04/10/17	100,000	119,134
Pacific Gas & Electric Corp.
6.25%, 12/01/13	300,000	320,248
PPL Energy Supply LLC
6.20%, 05/15/16	150,000	170,238
PSEG Power LLC
5.50%, 12/01/15	150,000	167,829
Southern California Edison Co.
5.75%, 03/15/14	300,000	324,123
The Southern Co.
2.38%, 09/15/15	500,000	521,684

		4,008,438

Natural Gas 0.5%
Energy Transfer Partners LP
5.95%, 02/01/15	200,000	219,488
Enterprise Products Operating LLC
9.75%, 01/31/14	225,000	252,052
5.60%, 10/15/14	150,000	164,381
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	200,000	210,204
ONEOK Partners LP
6.15%, 10/01/16	150,000	175,099
Plains All American Pipeline LP
3.95%, 09/15/15	150,000	162,274
Sempra Energy
6.50%, 06/01/16	200,000	238,683
2.30%, 04/01/17	175,000	183,207
TransCanada PipeLines Ltd.
3.40%, 06/01/15	100,000	107,394
Williams Partners LP
7.25%, 02/01/17	250,000	303,151

		2,015,933

		6,024,371

Total Corporate Bonds
(Cost $87,277,755)		89,510,387

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
California
GO Bonds
3.95%, 11/01/15	350,000	378,441

24 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	250,000	277,525

Total Municipal Bonds
(Cost $652,456)		655,966

	Number	Value
Security	of Shares	($)

Other Investment Company 1.0% of net assets

Money Market Fund 1.0%
State Street Institutional U.S. Government Money Market Fund	4,579,053	4,579,053

Total Other Investment Company
(Cost $4,579,053)		4,579,053

End of Investments.

Collateral Invested for Securities on Loan 0.0% of net assets

State Street Institutional U.S. Government Money Market Fund	113,500	113,500

Total Collateral Invested for Securities on Loan
(Cost $113,500)		113,500

End of collateral Invested for Securities on Loan

At 08/31/12, the tax basis cost of the fund’s investments was $437,563,402, and the unrealized appreciation and depreciation were $6,832,856 and ($41,697), respectively, with a net unrealized appreciation of $6,791,159.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,871,506 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	All or a portion of this security is on loan.
(f)	The rate shown changed from the established rate at issuance of 3.75%, as a result of a ratings downgrade.

GO —	General obligation
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government and Government Agencies[1]	$—	$317,162,316	$—	$317,162,316
Foreign Securities[1]	—	32,446,839	—	32,446,839
Corporate Bonds[1]	—	89,510,387	—	89,510,387
Municipal Bonds[1]	—	655,966	—	655,966
Other Investment Company[1]	4,579,053	—	—	4,579,053

Total	$4,579,053	$439,775,508	$—	$444,354,561

Other Financial Instruments
Collateral Invested for Securities on Loan	$113,500	$—	$—	$113,500

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2012.

See financial notes 25

 Schwab Short-Term Bond Market Fund

Statement of
Assets and Liabilities
As of August 31, 2012

Assets

Investments, at value (cost $437,434,660) including securities on loan of $111,047		$444,354,561
Collateral invested for securities on loan		113,500
Receivables:
Investments sold		17,423,875
Interest		2,105,602
Fund shares sold		329,496
Due from investment adviser		751
Income from securities on loan		184
Prepaid expenses	+	6,274

Total assets		464,334,243

Liabilities

Collateral held for securities on loan		113,500
Payables:
Investments bought		20,977,369
Shareholder services fees		9,260
Fund shares redeemed		193,819
Distributions to shareholders		85,574
Accrued expenses	+	53,860

Total liabilities		21,433,382

Net Assets

Total assets		464,334,243
Total liabilities	−	21,433,382

Net assets		$442,900,861

Net Assets by Source
Capital received from investors		492,772,847
Net realized capital losses		(56,791,887)
Net unrealized capital gains		6,919,901

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$442,900,861		47,489,139		$9.33

26 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Operations
For September 1, 2011 through August 31, 2012

Investment Income

Interest		$4,820,318
Securities on loan	+	2,345

Total investment income		4,822,663

Expenses

Investment adviser and administrator fees		1,065,860
Shareholder service fees		871,276
Portfolio accounting fees		84,261
Registration fees		43,904
Professional fees		41,766
Shareholder reports		39,771
Transfer agent fees		24,314
Custodian fees		12,411
Trustees’ fees		11,059
Interest expense		5
Other expenses	+	6,369

Total expenses		2,200,996
Expense reduction by CSIM and/or Schwab	−	1,171,089
Custody credits	−	52

Net expenses	−	1,029,855

Net investment income		3,792,808

Realized and Unrealized Gains (Losses)

Net realized gains on investments		2,213,472
Net realized gains on futures contracts	+	5,984

Net realized gains		2,219,456
Net unrealized gains on investments	+	566,978

Net realized and unrealized gains		2,786,434

Increase in net assets resulting from operations		$6,579,242

See financial notes 27

 Schwab Short-Term Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/11-8/31/12			9/1/10-8/31/11
Net investment income		$3,792,808	$3,407,208
Net realized gains		2,219,456	4,038,754
Net unrealized gains (losses)	+	566,978	(1,650,129)

Increase in net assets from operations		6,579,242	5,795,833

Distributions to shareholders

Distributions from net investment income		($3,792,808)	($3,407,208)

Transactions in Fund Shares

		9/1/11-8/31/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		33,758,282	$312,699,544	13,687,968	$125,666,291
Shares reinvested		293,130	2,717,795	237,525	2,180,816
Shares redeemed	+	(15,334,372)	(142,138,406)	(13,254,636)	(121,646,463)

Net transactions in fund shares		18,717,040	$173,278,933	670,857	$6,200,644

Shares Outstanding and Net Assets

		9/1/11-8/31/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,772,099	$266,835,494	28,101,242	$258,246,225
Total increase	+	18,717,040	176,065,367	670,857	8,589,269

End of period		47,489,139	$442,900,861	28,772,099	$266,835,494

28 See financial notes

Schwab® Premier Income Fund

Financial Statements

Financial Highlights

	9/1/11–	9/1/10–	9/1/09–	9/1/08–	10/31/07[2]–
	8/31/12	8/31/11	8/31/10	8/31/09[1]	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.54	10.43	9.89	9.95	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17	0.32	0.50	0.71	0.44
Net realized and unrealized gains (losses)	0.22	0.16	0.58	(0.07)	(0.03)

Total from investment operations	0.39	0.48	1.08	0.64	0.41
Less distributions:
Distributions from net investment income	(0.21)	(0.36)	(0.54)	(0.70)	(0.46)
Distributions from net realized gains	(0.11)	(0.01)	—	—	—

Total distributions	(0.32)	(0.37)	(0.54)	(0.70)	(0.46)

Net asset value at end of period	10.61	10.54	10.43	9.89	9.95

Total return (%)	3.80	4.75	11.16	7.03	4.13	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.61	0.61	0.62	0.63	0.54	[4]
Gross operating expenses	0.62	0.61	0.63	0.75	0.74	[4]
Net investment income (loss)	1.67	3.13	4.71	7.90	5.53	[4]
Portfolio turnover rate[5]	304	294	173	496	374	[3]
Net assets, end of period ($ x 1,000,000)	418	431	459	261	47

1 Effective on August 10, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares. The figures in Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

See financial notes 29

 Schwab Premier Income Fund

Portfolio Holdings as of August 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

18.6%		Corporate Bonds	74,971,272	77,913,509
39.7%		Mortgage-Backed Securities	160,634,500	166,142,732
2.4%		Commercial Mortgage Backed Securities	9,431,699	10,191,886
37.4%		U.S. Government and Government Agencies	150,997,423	156,255,571
4.0%		Foreign Securities	15,948,981	16,613,998
1.6%		Other Investment Company	6,854,153	6,854,153
2.9%		Short-Term Investments	11,999,206	11,999,340

106.6%		Total Investments	430,837,234	445,971,189
(1	.6)%	TBA Sale Commitments	(6,701,250)	(6,703,126)
(5	.0)%	Other Assets and Liabilities, Net		(21,008,367)

100.0%		Net Assets		418,259,696

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 18.6% of net assets

Finance 7.3%

Banking 4.7%
American Express Co.
5.50%, 09/12/16	500,000	581,690
Bank of America Corp.
7.38%, 05/15/14	500,000	545,842
5.63%, 10/14/16	500,000	556,234
7.63%, 06/01/19	500,000	611,448
Barclays Bank PLC
5.13%, 01/08/20	500,000	540,826
BB&T Corp.
3.95%, 03/22/22 (b)	250,000	270,359
BNP Paribas
5.00%, 01/15/21	300,000	323,620
Capital One Financial Corp.
2.15%, 03/23/15	300,000	307,448
4.75%, 07/15/21	500,000	561,936
Citigroup, Inc.
5.00%, 09/15/14	1,250,000	1,308,217
Credit Suisse USA, Inc.
5.50%, 08/15/13	600,000	625,951
Deutsche Bank Financial LLC
5.38%, 03/02/15	500,000	528,914
Fifth Third Bancorp
3.63%, 01/25/16	600,000	646,039
First Horizon National Corp.
4.50%, 05/15/13	1,000,000	1,020,425
JPMorgan Chase & Co.
3.70%, 01/20/15	700,000	743,037
6.00%, 01/15/18	1,000,000	1,196,024
4.40%, 07/22/20	250,000	277,591
Lloyds TSB Bank PLC
4.20%, 03/28/17	300,000	318,517
Macquarie Group Ltd.
6.25%, 01/14/21 (c)	300,000	310,882
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	500,000	583,912
Morgan Stanley
4.75%, 04/01/14	1,000,000	1,029,672
5.75%, 10/18/16	500,000	532,669
Rabobank Nederland
2.13%, 10/13/15	300,000	307,427
Santander Holdings USA, Inc.
4.63%, 04/19/16	100,000	100,713
Sumitomo Mitsui Banking Corp.
1.95%, 01/14/14 (c)	500,000	506,696
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	1,000,000	1,033,738
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	250,000	258,251
5.35%, 01/15/16	500,000	542,736
3.63%, 02/07/16	500,000	518,801
6.15%, 04/01/18	250,000	284,595
The Royal Bank of Scotland PLC
4.38%, 03/16/16	500,000	527,471
UBS AG
4.88%, 08/04/20	500,000	558,594
US Bancorp
3.00%, 03/15/22 (b)	400,000	420,620
Wells Fargo & Co.
4.75%, 02/09/15	1,000,000	1,082,135

		19,563,030

Brokerage 0.1%
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	316,032

Finance Company 0.8%
General Electric Capital Corp.
0.60%, 06/20/13 (a)	1,300,000	1,301,980
5.63%, 05/01/18	500,000	592,852
HSBC Finance Corp.
5.50%, 01/19/16	300,000	328,076
International Lease Finance Corp.
5.25%, 01/10/13	1,000,000	1,012,500
SLM Corp.
7.25%, 01/25/22	350,000	379,750

		3,615,158

Insurance 0.9%
American International Group, Inc.
4.25%, 05/15/13 (a)	503,000	514,076
2.38%, 08/24/15	600,000	601,486

30 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	500,000	603,836
Cigna Corp.
5.13%, 06/15/20	500,000	575,530
4.00%, 02/15/22 (b)	250,000	268,978
CNA Financial Corp.
5.88%, 08/15/20	250,000	288,659
ING US, Inc.
5.50%, 07/15/22	150,000	154,745
Nationwide Financial Services, Inc.
5.63%, 02/13/15	350,000	371,336
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	106,375
Travelers Co., Inc.
5.90%, 06/02/19	150,000	187,380

		3,672,401

Real Estate Investment Trust 0.8%
AvalonBay Communities, Inc.
6.10%, 03/15/20	100,000	121,970
Reckson Operating Partnership LP
6.00%, 03/31/16	1,000,000	1,070,667
Simon Property Group LP
2.80%, 01/30/17 (b)	300,000	314,881
Ventas Realty LP
3.13%, 11/30/15	500,000	522,267
3.25%, 08/15/22 (b)	100,000	98,957
WEA Finance LLC / WT Finance Aust Pty Ltd.
7.50%, 06/02/14 (c)	1,000,000	1,096,149

		3,224,891

		30,391,512

Industrial 9.7%

Basic Industry 0.9%
Alcoa, Inc.
6.75%, 07/15/18	500,000	570,838
Arcelormittal
6.13%, 06/01/18	400,000	397,474
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	350,000	448,563
Rio Tinto Finance USA PLC
3.50%, 03/22/22	250,000	262,206
Teck Resources Ltd.
2.50%, 02/01/18	250,000	251,878
The Dow Chemical Co.
7.60%, 05/15/14	500,000	555,091
4.25%, 11/15/20 (b)	800,000	883,621
Vale Overseas Ltd.
4.38%, 01/11/22	400,000	411,952
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	107,136
Xstrata Canada Financial Corp.
2.85%, 11/10/14 (c)	100,000	102,441

		3,991,200

Capital Goods 1.0%
Caterpillar Financial Services Corp.
1.38%, 05/20/14	250,000	253,697
General Electric Co.
5.25%, 12/06/17	500,000	594,003
John Deere Capital Corp.
2.95%, 03/09/15	500,000	529,235
L-3 Communications Corp.
5.20%, 10/15/19	250,000	280,593
Lockheed Martin Corp.
2.13%, 09/15/16	300,000	312,182
The Boeing Co.
4.88%, 02/15/20	500,000	607,949
United Technologies Corp.
0.74%, 12/02/13 (a)	1,000,000	1,004,273
1.80%, 06/01/17	500,000	517,491

		4,099,423

Communications 1.6%
America Movil, S.A.B. de CV
2.38%, 09/08/16	750,000	782,554
AT&T, Inc.
0.88%, 02/13/15	750,000	756,746
British Telecommunications PLC
1.59%, 12/20/13 (a)	200,000	201,415
2.00%, 06/22/15	100,000	102,308
CenturyLink, Inc.
5.80%, 03/15/22	500,000	536,396
Comcast Corp.
5.88%, 02/15/18	750,000	909,865
DIRECTV Holdings LLC
3.55%, 03/15/15	250,000	265,224
NBCUniversal Media LLC
4.38%, 04/01/21	750,000	848,156
Telecom Italia Capital S.A.
5.25%, 11/15/13	500,000	513,125
Telefonica Emisiones S.A.U.
2.58%, 04/26/13	500,000	501,750
Time Warner Cable, Inc.
6.75%, 07/01/18	500,000	626,374
Verizon Communications, Inc.
1.25%, 11/03/14	250,000	254,166
6.35%, 04/01/19	350,000	447,325

		6,745,404

Consumer Cyclical 1.1%
Daimler Finance North America LLC
1.30%, 07/31/15	1,000,000	1,001,759
Ford Motor Credit Co. LLC
8.00%, 06/01/14	500,000	554,292
2.75%, 05/15/15	500,000	506,805
International Game Technology
5.50%, 06/15/20	100,000	109,327
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	500,000	582,991
PACCAR, Inc.
6.88%, 02/15/14	200,000	217,826
QVC, Inc.
5.13%, 07/02/22	500,000	525,084
Target Corp.
6.00%, 01/15/18	500,000	617,130
Time Warner, Inc.
3.15%, 07/15/15	500,000	531,410
Viacom, Inc.
3.88%, 12/15/21	150,000	163,253

		4,809,877

Consumer Non-Cyclical 2.6%
Amgen, Inc.
3.63%, 05/15/22 (b)	250,000	265,151
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	700,000	708,714
Baxter International, Inc.
2.40%, 08/15/22	150,000	151,232

See financial notes 31

 Schwab Premier Income Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Boston Scientific Corp.
5.13%, 01/12/17	250,000	278,400
6.00%, 01/15/20	150,000	179,651
Express Scripts Holding Co.
2.10%, 02/12/15 (c)	250,000	254,967
3.90%, 02/15/22 (c)	500,000	544,611
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/19	500,000	535,625
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	250,000	261,925
Kraft Foods, Inc.
5.38%, 02/10/20 (c)	523,000	626,028
5.38%, 02/10/20	477,000	574,197
Lorillard Tobacco Co.
2.30%, 08/21/17	350,000	354,749
PepsiCo, Inc.
7.90%, 11/01/18	107,000	145,141
Philip Morris International, Inc.
1.13%, 08/21/17	400,000	399,692
2.50%, 08/22/22	600,000	603,322
Reynolds American, Inc.
7.63%, 06/01/16	1,000,000	1,205,191
Safeway, Inc.
3.95%, 08/15/20	925,000	875,497
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	750,000	787,143
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	500,000	518,368
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	500,000	532,338
6.13%, 08/15/19	1,000,000	1,164,108

		10,966,050

Energy 1.3%
Anadarko Petroleum Corp.
6.38%, 09/15/17	500,000	598,500
BP Capital Markets PLC
1.85%, 05/05/17	750,000	768,434
ConocoPhillips
6.00%, 01/15/20	600,000	764,057
Devon Energy Corp.
1.88%, 05/15/17 (b)	500,000	511,440
Halliburton Co.
6.15%, 09/15/19	150,000	186,539
Marathon Petroleum Corp.
3.50%, 03/01/16	250,000	265,422
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	250,000	286,524
Phillips 66
1.95%, 03/05/15 (c)	300,000	306,130
Schlumberger Investment S.A.
2.40%, 08/01/22 (b)	150,000	149,644
Tesoro Corp.
6.25%, 11/01/12	1,000,000	1,005,000
Total Capital S.A.
4.45%, 06/24/20	350,000	408,434
Transocean, Inc.
6.38%, 12/15/21	100,000	120,684

		5,370,808

Technology 0.9%
Google, Inc.
2.13%, 05/19/16	350,000	368,974
Hewlett-Packard Co.
3.30%, 12/09/16	500,000	516,235
3.75%, 12/01/20	1,000,000	983,454
IBM Corp.
5.70%, 09/14/17	500,000	613,147
Oracle Corp.
3.88%, 07/15/20	500,000	572,271
Seagate Technology International
10.00%, 05/01/14 (b)(c)	483,000	534,923

		3,589,004

Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14	100,000	108,922
3.60%, 09/01/20 (b)	250,000	271,930
CSX Corp.
7.38%, 02/01/19	300,000	385,881
FedEx Corp.
2.63%, 08/01/22	250,000	251,693
Union Pacific Corp.
5.75%, 11/15/17	200,000	238,863

		1,257,289

		40,829,055

Utilities 1.6%

Electric 0.8%
Ameren Illinois Co.
2.70%, 09/01/22	100,000	100,900
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (b)	100,000	100,469
Commonwealth Edison Co.
1.63%, 01/15/14	350,000	355,070
1.95%, 09/01/16 (b)	350,000	362,947
Dominion Resources, Inc.
6.40%, 06/15/18	500,000	623,703
Duke Energy Corp.
5.05%, 09/15/19	500,000	585,644
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	500,000	554,173
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	102,071
The Detroit Edison Co.
2.65%, 06/15/22 (b)	250,000	259,016
The Southern Co.
2.38%, 09/15/15	200,000	208,674

		3,252,667

Natural Gas 0.8%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18	250,000	301,131
Energy Transfer Partners LP
8.50%, 04/15/14	401,000	443,370
Enterprise Products Operating LP
3.20%, 02/01/16	500,000	527,903
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (b)	200,000	205,075
Kinder Morgan Kansas, Inc.
6.50%, 09/01/12	1,000,000	1,000,000
Southwest Gas Corp.
3.88%, 04/01/22 (b)	300,000	327,918
Williams Partners LP
7.25%, 02/01/17	300,000	363,781

32 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
4.13%, 11/15/20 (b)	250,000	271,097

		3,440,275

		6,692,942

Total Corporate Bonds
(Cost $74,971,272)		77,913,509

Mortgage-Backed Securities 39.7% of net assets

Collateralized Mortgage Obligations 1.4%
ABN Amro Mortgage Corp.
Series 2003-9 Class A1
4.50%, 08/25/18 (b)	63,997	65,449
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)	877,233	898,554
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)	1,714,417	1,762,733
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)	478,493	498,929
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)	67,592	69,325
Sequoia Mortgage Trust
Series 2011-1 Class A1
4.13%, 02/25/41 (b)	1,577,530	1,663,364
Series 2012-2 Class A2
3.50%, 04/25/42 (b)	936,023	995,975

		5,954,329

U.S. Government Agency Mortgages 38.3%
Fannie Mae
6.00%, 02/01/15 to 07/01/37 (b)	8,556,107	9,459,888
7.00%, 11/15/16 to 01/01/35 (b)	584,878	689,312
4.50%, 09/01/18 to 09/01/19 (b)	483,441	520,052
6.50%, 12/01/19 to 08/01/26 (b)	462,743	508,555
5.50%, 10/01/22 to 05/01/27 (b)	3,446,930	3,801,415
5.00%, 08/01/23 to 07/01/35 (b)	6,412,569	7,035,617
3.00%, 01/01/26 to 07/01/32 (b)	4,012,838	4,277,331
3.50%, 02/01/32 to 08/01/42 (b)	10,536,481	11,188,478
4.00%, 09/01/40 (b)	7,078,557	7,726,223
Fannie Mae REMICS
4.00%, 10/25/17 (b)	673,026	676,867
Fannie Mae TBA
2.50%, 09/01/27 (b)	1,500,000	1,558,594
3.50%, 09/01/27 (b)	4,000,000	4,253,750
4.00%, 09/01/27 to 09/01/42 (b)	5,000,000	5,356,562
4.50%, 09/01/27 to 09/01/42 (b)	15,000,000	16,225,156
3.00%, 09/01/42 (b)	1,000,000	1,037,656
6.00%, 09/01/42 (b)	2,000,000	2,203,829
Freddie Mac
4.50%, 01/01/13 to 12/01/39 (b)	4,618,000	4,972,561
6.50%, 10/01/13 to 04/01/26 (b)	711,467	787,862
6.00%, 06/01/16 to 08/01/22 (b)	458,509	502,332
3.75%, 11/15/17 (b)	184,819	185,205
4.00%, 12/01/20 to 10/01/41 (b)	6,854,854	7,347,437
5.50%, 02/01/23 to 10/01/33 (b)	9,498,227	10,447,936
5.00%, 01/01/24 (b)	846,452	933,951
3.00%, 03/01/27 (b)	476,073	501,249
Freddie Mac REMICS
4.00%, 09/15/17 (b)	1,405,113	1,411,905
4.50%, 03/15/19 (b)	893,693	911,165
6.00%, 07/15/33 (b)	971,548	987,732
Ginnie Mae
4.00%, 12/15/24 to 11/15/40 (b)	5,806,498	6,370,537
7.63%, 08/15/28 (b)	170,787	193,053
7.38%, 09/15/28 to 02/15/30 (b)	406,575	466,683
7.13%, 02/15/29 to 03/15/29 (b)	248,704	290,261
7.00%, 04/15/29 to 05/15/29 (b)	246,723	292,691
5.50%, 02/15/33 to 08/20/34 (b)	10,770,324	12,110,176
5.00%, 02/20/33 to 11/15/34 (b)	15,362,155	17,119,302
4.50%, 09/20/41 to 11/20/41 (b)	10,139,881	11,286,648
3.50%, 05/20/42 to 07/20/42 (b)	2,530,500	2,739,572
Ginnie Mae TBA
3.50%, 09/01/42 (b)	2,000,000	2,165,313
4.00%, 09/01/42 (b)	1,500,000	1,645,547

		160,188,403

Total Mortgage-Backed Securities
(Cost $160,634,500)		166,142,732

Commercial Mortgage Backed Securities 2.4% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2
5.33%, 09/10/45 (b)	119,192	119,671
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	3,000,000	3,379,541
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.39%, 07/15/44 (a)(b)	2,905,000	2,944,255
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	1,000,000	1,137,313
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)	1,265,575	1,270,998
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	75,479	76,110
Series 2007-LD12-A Class A2
5.83%, 02/15/51 (b)	379,870	388,970
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.45%, 06/15/29 (a)(b)	100,000	107,025
Series 2006-C3 Class A3
5.69%, 03/15/32 (a)(b)	760,000	768,003

Total Commercial Mortgage Backed Securities
(Cost $9,431,699)		10,191,886

U.S. Government and Government Agencies 37.4% of net assets

U.S. Government Agency Securities 6.3%
Fannie Mae
2.63%, 11/20/14	1,000,000	1,052,201
1.63%, 10/26/15	7,000,000	7,288,876
2.38%, 04/11/16	2,000,000	2,137,224
Federal Farm Credit Bank
3.00%, 09/22/14	1,000,000	1,056,363
Federal Home Loan Bank
0.38%, 01/29/14	6,000,000	6,013,182

See financial notes 33

 Schwab Premier Income Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Freddie Mac
2.50%, 05/27/16	7,500,000	8,047,065
1.25%, 08/01/19	600,000	601,825

		26,196,736

U.S. Treasury Obligations 31.1%
U.S. Treasury Notes
1.50%, 12/31/13	8,000,000	8,137,504
1.00%, 01/15/14	5,000,000	5,054,690
0.25%, 01/31/14	8,000,000	8,005,936
0.25%, 06/30/14	2,500,000	2,501,465
0.63%, 07/15/14	4,300,000	4,331,915
0.13%, 07/31/14	1,000,000	998,203
2.63%, 07/31/14	1,600,000	1,673,000
2.38%, 09/30/14	1,850,000	1,932,528
2.38%, 10/31/14	3,400,000	3,555,924
4.25%, 11/15/14	5,000,000	5,438,280
2.63%, 12/31/14	3,000,000	3,166,407
0.25%, 01/15/15	5,000,000	5,001,565
0.25%, 02/15/15	1,000,000	1,000,000
0.25%, 05/15/15	7,500,000	7,496,482
0.25%, 07/15/15	1,500,000	1,498,711
2.00%, 04/30/16	5,000,000	5,294,530
1.75%, 05/31/16	4,600,000	4,830,718
1.50%, 07/31/16	2,550,000	2,656,582
0.88%, 02/28/17	2,000,000	2,032,656
0.88%, 04/30/17	1,500,000	1,522,734
3.13%, 04/30/17	1,500,000	1,677,774
0.75%, 06/30/17	1,000,000	1,008,516
2.38%, 07/31/17	6,800,000	7,385,970
1.88%, 10/31/17	3,000,000	3,187,968
2.88%, 03/31/18	2,000,000	2,236,562
2.38%, 05/31/18	5,000,000	5,455,860
1.75%, 10/31/18	2,000,000	2,110,000
3.75%, 11/15/18	5,000,000	5,886,720
1.38%, 12/31/18	4,500,000	4,640,274
1.25%, 04/30/19	2,250,000	2,295,351
1.00%, 06/30/19	1,250,000	1,252,149
0.88%, 07/31/19	1,000,000	992,422
3.50%, 05/15/20	4,500,000	5,289,259
2.63%, 11/15/20	2,000,000	2,216,720
2.13%, 08/15/21	1,250,000	1,328,419
2.00%, 02/15/22	3,000,000	3,138,282
1.75%, 05/15/22	3,750,000	3,826,759

		130,058,835

Total U.S. Government and Government Agencies
(Cost $150,997,423)		156,255,571

Foreign Securities 4.0% of net assets

Foreign Agencies 1.4%

Cayman Islands 0.4%
Petrobras International Finance Co.
2.88%, 02/06/15	600,000	617,500
5.88%, 03/01/18	1,000,000	1,136,678

		1,754,178

Germany 0.5%
Kreditanstalt Fuer Wiederaufbau
3.50%, 03/10/14 (e)	750,000	786,427
4.00%, 01/27/20 (e)	1,000,000	1,166,967

		1,953,394

Mexico 0.3%
Petroleos Mexicanos
4.88%, 03/15/15	500,000	537,500
5.50%, 01/21/21	500,000	582,500

		1,120,000

Norway 0.1%
Statoil ASA
3.13%, 08/17/17	500,000	549,101

Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/11/17	500,000	544,448

		5,921,121

Foreign Local Government 0.3%

Canada 0.3%
Hydro Quebec
2.00%, 06/30/16	700,000	733,926
Province of British Columbia
2.85%, 06/15/15	500,000	533,608

		1,267,534

Sovereign 0.8%

Brazil 0.2%
Federative Republic of Brazil
6.00%, 01/17/17	500,000	596,750
4.88%, 01/22/21	250,000	299,625

		896,375

Italy 0.2%
Republic of Italy
3.13%, 01/26/15	500,000	491,592

Mexico 0.2%
United Mexican States
5.13%, 01/15/20	500,000	600,000
3.63%, 03/15/22	250,000	272,375

		872,375

Republic of Korea 0.2%
Republic of Korea
5.13%, 12/07/16	750,000	859,151

		3,119,493

Supranational 1.5%
European Investment Bank
3.13%, 06/04/14	1,500,000	1,569,296
2.50%, 05/16/16	2,000,000	2,125,242
Inter-American Development Bank
2.25%, 07/15/15	1,000,000	1,053,449
1.75%, 08/24/18	1,000,000	1,051,112
International Bank for Reconstruction & Development
1.75%, 07/15/13	500,000	506,751

		6,305,850

Total Foreign Securities
(Cost $15,948,981)		16,613,998

34 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Other Investment Company 1.6% of net assets

Money Market Fund 1.6%
State Street Institutional U.S. Government Money Market Fund	6,854,153	6,854,153

Total Other Investment Company
(Cost $6,854,153)		6,854,153

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.9% of net assets

U.S. Treasury Obligations 2.9%
U.S. Treasury Bills
0.08%, 09/20/12 (d)	10,000,000	9,999,620
0.10%, 11/08/12 (d)	2,000,000	1,999,720

Total Short-Term Investments
(Cost $11,999,206)		11,999,340

End of Investments.

At 08/31/12, the tax basis cost of the fund’s investments was $430,859,678 and the unrealized appreciation and depreciation were $15,238,561 and ($127,050), respectively, with a net unrealized appreciation of $15,111,511.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitment 1.6% of net assets

U.S. Government Agency Mortgage 1.6%
Ginnie Mae TBA
5.50%, 09/01/42 (b)	6,000,000	6,703,126

Total TBA Sale Commitment
(Proceeds $6,701,250)		6,703,126

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,282,827 or 1.0% of net assets.
(d)	The rate shown is the purchase yield.
(e)	Guaranteed by the Republic of Germany.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2012 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds[1]	$—	$77,913,509	$—	$77,913,509
Mortgage-Backed Securities[1]	—	166,142,732	—	166,142,732
Commercial Mortgage Backed Securities	—	10,191,886	—	10,191,886
U.S. Government and Government Agencies[1]	—	156,255,571	—	156,255,571
Foreign Securities[1]	—	16,613,998	—	16,613,998
Other Investment Company[1]	6,854,153	—	—	6,854,153
Short-Term Investments[1]	—	11,999,340	—	11,999,340

Total	$6,854,153	$439,117,036	$—	$445,971,189

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitment	$—	($6,703,126)	$—	($6,703,126)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2012.

See financial notes 35

 Schwab Premier Income Fund

Statement of
Assets and Liabilities
As of August 31, 2012

Assets

Investments, at value (cost $430,837,234)		$445,971,189
Receivables:
Investments sold		13,413,946
Interest		2,105,511
Fund shares sold		195,324
TBA sale commitment		6,701,250
Prepaid expenses	+	7,586

Total assets		468,394,806

Liabilities

TBA sale commitments, at value (proceeds $6,701,250)		6,703,126
Payables:
Investments bought		42,791,519
Investment adviser and administrator fees		10,254
Shareholder services fees		8,500
Distributions to shareholders		373,691
Fund shares redeemed		156,514
Interest for TBA sale commitments		17,417
Accrued expenses	+	74,089

Total liabilities		50,135,110

Net Assets

Total assets		468,394,806
Total liabilities	−	50,135,110

Net assets		$418,259,696

Net Assets by Source
Capital received from investors		398,051,921
Distributions in excess of net investment income		(12,095)
Net realized capital gains		5,087,791
Net unrealized capital gains		15,132,079

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$418,259,696		39,432,570		$10.61

36 See financial notes

 Schwab Premier Income Fund

Statement of
Operations
For September 1, 2011 through August 31, 2012

Investment Income

Interest		$9,598,663
Dividends	+	187,277

Total investment income		9,785,940

Expenses

Investment adviser and administrator fees		1,283,621
Shareholder service fees		1,063,875
Portfolio accounting fees		77,376
Professional fees		56,724
Registration fees		47,400
Shareholder reports		39,132
Custodian fees		25,795
Transfer agent fees		18,404
Interest expense		13,444
Trustees’ fees		12,024
State filing fee reimbursement (Note 4)		(447)
Other expenses	+	8,458

Total expenses		2,645,806
Expense reduction by CSIM and/or Schwab[1]	−	17,957
Custody credits	−	50

Net expenses	−	2,627,799

Net investment income		7,158,141

Realized and Unrealized Gains (Losses)

Net realized gains on investments		6,645,099
Net realized losses on TBA sale commitments	+	(135,234)

Net realized gains		6,509,865
Net unrealized gains on investments		2,002,043
Net unrealized losses on TBA sale commitments	+	(1,876)

Net unrealized gains	+	2,000,167

Net realized and unrealized gains		8,510,032

Increase in net assets resulting from operations		$15,668,173

[1]	Expense reduction by CSIM and/or Schwab was decreased by a payment to adviser for state registration fees of $447 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 4 for additional information.

See financial notes 37

 Schwab Premier Income Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/11-8/31/12			9/1/10-8/31/11
Net investment income		$7,158,141	$13,640,533
Net realized gains		6,509,865	8,758,857
Net unrealized gains (losses)	+	2,000,167	(2,884,729)

Increase in net assets from operations		15,668,173	19,514,661

Distributions to shareholders

Distributions from net investment income		(8,508,673)	(15,207,419)
Distributions from net realized gains	+	(4,641,034)	(498,951)

Total distributions		($13,149,707)	($15,706,370)

Transactions in Fund Shares

		9/1/11-8/31/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,977,417	$104,763,125	17,089,354	$177,155,960
Shares reinvested		583,649	6,118,630	739,178	7,664,954
Shares redeemed	+	(11,985,888)	(125,912,276)	(20,951,819)	(216,572,990)

Net transactions in fund shares		(1,424,822)	($15,030,521)	(3,123,287)	($31,752,076)

Shares Outstanding and Net Assets

		9/1/11-8/31/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,857,392	$430,771,751	43,980,679	$458,715,536
Total decrease	+	(1,424,822)	(12,512,055)	(3,123,287)	(27,943,785)

End of period		39,432,570	$418,259,696	40,857,392	$430,771,751

Distributions in excess of net investment income			($12,095)		($63,440)

38 See financial notes

Schwab Total Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/11–	9/1/10–		9/1/09–	9/1/08–	9/1/07–
	8/31/12	8/31/11		8/31/10	8/31/09	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.51	9.42		8.96	9.16	9.72

Income (loss) from investment operations:
Net investment income (loss)	0.25	0.26		0.29	0.37	0.48
Net realized and unrealized gains (losses)	0.26	0.10		0.48	(0.20)	(0.56)

Total from investment operations	0.51	0.36		0.77	0.17	(0.08)
Less distributions:
Distributions from net investment income	(0.26)	(0.27)		(0.31)	(0.37)	(0.48)

Net asset value at end of period	9.76	9.51		9.42	8.96	9.16

Total return (%)	5.46	3.93		8.76	2.04	(0.91)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	0.49	[1]	0.55	0.55	0.52
Gross operating expenses	0.56	0.59	[2]	0.58 [2]	0.63	0.52
Net investment income (loss)	2.58	2.78		3.21	4.18	5.03
Portfolio turnover rate[3]	160	166		155	472	433
Net assets, end of period ($ x 1,000,000)	957	936		929	912	1,260

1 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended rate.
2 The ratio of gross operating expenses would have been 0.55%, if certain non-routine expenses (litigation fees) had not been incurred.
3 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

See financial notes 39

 Schwab Total Bond Market Fund

Portfolio Holdings as of August 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

30.3%		Mortgage-Backed Securities	274,660,399	289,794,247
20.5%		Corporate Bonds	180,461,233	196,831,581
41.0%		U.S. Government and Government Agencies	366,075,816	392,359,742
1.9%		Commercial Mortgage Backed Securities	16,120,239	18,383,164
0.3%		Asset-Backed Obligations	2,773,415	2,790,829
4.4%		Foreign Securities	39,661,860	42,233,963
1.0%		Municipal Bonds	7,967,093	9,394,872
1.3%		Other Investment Company	12,161,999	12,161,999
4.2%		Short-Term Investments	39,998,440	39,998,330

104.9%		Total Investments	939,880,494	1,003,948,727
0.0%		Collateral Invested for Securities on Loan	119,000	119,000
(4	.9)%	Other Assets and Liabilities, Net		(46,859,927)

100.0%		Net Assets		957,207,800

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 30.3% of net assets

U.S. Government Agency Mortgages 30.3%
Fannie Mae
5.50%, 12/01/13 to 11/01/38 (b)	22,091,214	24,480,772
5.00%, 12/01/17 to 12/01/39 (b)	19,079,436	20,895,854
4.50%, 04/01/18 to 12/01/39 (b)	20,516,109	22,288,136
4.00%, 07/01/18 to 11/01/41 (b)	20,039,189	21,577,640
6.00%, 09/01/24 to 12/01/37 (b)	11,312,279	12,575,945
3.50%, 03/01/26 to 08/01/42 (b)	13,205,158	14,027,474
6.50%, 08/01/26 to 11/01/37 (b)	4,836,341	5,531,314
2.50%, 03/01/27 (b)	300,713	312,946
3.00%, 04/01/27 to 07/01/32 (b)	4,568,851	4,825,834
2.30%, 03/01/34 (a)(b)	1,181,711	1,258,872
2.52%, 03/01/35 (a)(b)	564,810	592,571
2.93%, 08/01/35 (a)(b)	1,960,835	2,077,312
7.00%, 04/01/37 (b)	1,236,909	1,431,560
3.64%, 03/01/40 (a)(b)	622,012	659,198
3.36%, 04/01/40 (a)(b)	327,304	345,293
Fannie Mae TBA
2.50%, 09/01/27 (b)	2,000,000	2,078,125
3.50%, 09/01/27 (b)	3,500,000	3,722,031
4.00%, 09/01/27 to 09/01/42 (b)	6,500,000	6,967,657
3.00%, 09/01/42 (b)	1,500,000	1,556,484
4.50%, 09/01/42 (b)	5,500,000	5,952,890
Freddie Mac
6.00%, 04/01/15 to 10/01/38 (b)	3,585,541	3,973,905
4.50%, 06/01/19 to 02/01/40 (b)	14,014,802	15,116,254
4.00%, 12/01/20 to 10/01/41 (b)	11,768,703	12,633,559
5.00%, 06/01/23 to 04/01/40 (b)	8,090,750	8,823,137
3.50%, 07/01/26 to 04/01/42 (b)	5,519,084	5,854,495
3.00%, 10/01/26 to 04/01/27 (b)	4,054,581	4,269,003
2.60%, 05/01/37 (a)(b)	972,437	1,034,687
2.88%, 11/01/37 (a)(b)	1,158,964	1,243,785
5.50%, 10/01/39 to 02/01/40 (b)	981,847	1,075,860
3.00%, 05/01/41 (a)(b)	657,672	690,475
Freddie Mac TBA
2.50%, 09/01/27 (b)	500,000	518,906
3.00%, 09/01/27 (b)	500,000	525,547
3.50%, 09/01/27 to 09/01/42 (b)	6,000,000	6,349,375
4.00%, 09/01/42 (b)	500,000	534,922
4.50%, 09/01/42 (b)	2,000,000	2,153,203
5.00%, 09/01/42 (b)	2,500,000	2,710,938
Ginnie Mae
5.00%, 10/20/21 to 08/20/40 (b)	9,378,478	10,449,652
4.50%, 05/15/24 to 11/20/41 (b)	16,533,556	18,309,075
3.50%, 02/15/26 to 08/20/42 (b)	6,027,025	6,523,798
4.00%, 06/15/26 to 06/20/42 (b)	10,228,064	11,253,865
3.00%, 02/20/27 (b)	499,335	534,466
6.00%, 05/15/32 to 08/15/38 (b)	2,680,287	3,045,960
5.50%, 04/15/33 to 03/15/40 (b)	4,671,264	5,231,492
7.00%, 06/15/33 (b)	334,609	397,181
6.50%, 10/20/37 to 08/15/39 (b)	1,257,797	1,442,582
3.00%, 10/20/40 to 01/20/41 (a)(b)	938,511	995,763
Ginnie Mae TBA
3.50%, 09/01/42 (b)	3,500,000	3,789,297
4.00%, 09/01/42 (b)	2,500,000	2,742,578
4.50%, 09/01/42 (b)	1,500,000	1,646,953
5.00%, 09/01/42 (b)	2,500,000	2,765,626

Total Mortgage-Backed Securities
(Cost $274,660,399)		289,794,247

Corporate Bonds 20.5% of net assets

Finance 6.6%

Banking 4.3%
American Express Bank
7.00%, 03/19/18	300,000	381,104
American Express Co.
6.80%, 09/01/66 (a)(b)	500,000	534,375
American Express Credit Corp.
2.38%, 03/24/17	800,000	841,827
Bank of America Corp.
4.50%, 04/01/15	400,000	425,768
5.63%, 10/14/16	500,000	556,234

40 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
5.65%, 05/01/18	400,000	447,416
5.00%, 05/13/21	1,750,000	1,884,302
6.00%, 10/15/36	1,000,000	1,131,226
Bank of Nova Scotia
2.38%, 12/17/13	200,000	204,876
3.40%, 01/22/15	100,000	105,824
Barclays Bank PLC
5.00%, 09/22/16	450,000	494,816
6.75%, 05/22/19	100,000	117,278
BB&T Corp.
3.95%, 03/22/22 (b)	200,000	216,287
BNP Paribas
3.60%, 02/23/16	300,000	314,229
5.00%, 01/15/21	250,000	269,683
Capital One Financial Corp.
2.15%, 03/23/15	100,000	102,483
6.15%, 09/01/16	650,000	731,561
Citigroup, Inc.
6.38%, 08/12/14	1,550,000	1,682,173
4.45%, 01/10/17	500,000	539,225
6.00%, 08/15/17	700,000	800,226
4.50%, 01/14/22	900,000	953,030
6.13%, 08/25/36	250,000	266,440
5.88%, 01/30/42	250,000	294,659
Credit Suisse USA, Inc.
5.50%, 05/01/14	1,050,000	1,120,912
Deutsche Bank AG
6.00%, 09/01/17	450,000	527,062
Fifth Third Bancorp
3.63%, 01/25/16	300,000	323,019
8.25%, 03/01/38	200,000	280,108
Goldman Sachs Capital l
6.35%, 02/15/34	200,000	199,363
HSBC Bank USA
5.88%, 11/01/34	500,000	558,735
HSBC Holdings PLC
4.00%, 03/30/22	300,000	322,277
7.63%, 05/17/32	150,000	181,634
JPMorgan Chase & Co.
3.70%, 01/20/15	500,000	530,740
6.00%, 01/15/18	1,000,000	1,196,024
4.25%, 10/15/20	1,500,000	1,652,524
5.50%, 10/15/40	100,000	120,351
JPMorgan Chase Bank NA
6.00%, 10/01/17	1,000,000	1,178,643
Key Bank NA
5.80%, 07/01/14	350,000	375,246
Lloyds TSB Bank PLC
4.20%, 03/28/17	500,000	530,861
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	450,000	525,521
Morgan Stanley
6.00%, 05/13/14	1,000,000	1,057,683
5.45%, 01/09/17	1,200,000	1,263,227
6.63%, 04/01/18	500,000	552,819
7.30%, 05/13/19	250,000	282,359
6.25%, 08/09/26	250,000	263,400
6.38%, 07/24/42	400,000	406,584
National City Corp.
6.88%, 05/15/19	100,000	123,829
PNC Funding Corp.
4.25%, 09/21/15	600,000	656,041
Rabobank Nederland
2.13%, 10/13/15	200,000	204,951
3.38%, 01/19/17	350,000	370,622
4.50%, 01/11/21	300,000	330,973
Royal Bank of Canada
2.63%, 12/15/15	500,000	527,969
Royal Bank of Scotland Group PLC
3.95%, 09/21/15	100,000	105,036
6.13%, 01/11/21	750,000	860,565
State Street Corp.
2.88%, 03/07/16	350,000	374,773
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	516,869
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	300,000	309,901
3.63%, 02/07/16	1,400,000	1,452,643
5.63%, 01/15/17	250,000	271,174
5.95%, 01/18/18	600,000	675,672
5.95%, 01/15/27	450,000	470,641
6.75%, 10/01/37	800,000	835,502
UBS AG
3.88%, 01/15/15	950,000	1,001,666
5.88%, 12/20/17	150,000	174,839
US Bancorp
2.20%, 11/15/16 (b)	750,000	786,699
3.00%, 03/15/22 (b)	200,000	210,310
Wachovia Bank NA
4.88%, 02/01/15	1,600,000	1,738,122
Wells Fargo & Co.
1.50%, 07/01/15	900,000	914,542
5.63%, 12/11/17	700,000	839,286
Wells Fargo Capital X
5.95%, 12/15/36 (a)	200,000	205,000
Westpac Banking Corp.
4.20%, 02/27/15	550,000	590,564

		41,292,323

Brokerage 0.2%
BlackRock, Inc.
3.50%, 12/10/14	200,000	213,178
5.00%, 12/10/19	300,000	349,357
Jefferies Group, Inc.
5.50%, 03/15/16	125,000	131,250
6.45%, 06/08/27	75,000	76,687
Nomura Holdings, Inc.
5.00%, 03/04/15	150,000	158,016
6.70%, 03/04/20	200,000	229,964
TD Ameritrade Holding Co.
4.15%, 12/01/14	200,000	211,822

		1,370,274

Finance Company 0.6%
GATX Corp.
4.75%, 05/15/15	100,000	107,256
General Electric Capital Corp.
2.15%, 01/09/15	250,000	257,766
5.00%, 01/08/16	550,000	614,148
2.30%, 04/27/17	800,000	826,728
5.63%, 09/15/17	200,000	236,585
5.63%, 05/01/18	650,000	770,707
4.38%, 09/16/20	300,000	333,598
5.30%, 02/11/21	150,000	172,908
6.75%, 03/15/32	600,000	781,392
5.88%, 01/14/38	500,000	609,190
6.88%, 01/10/39	150,000	205,742
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)(b)	400,000	391,000
HSBC Finance Corp.
5.00%, 06/30/15	82,000	88,170

See financial notes 41

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
5.50%, 01/19/16	200,000	218,718
SLM Corp.
5.38%, 05/15/14	500,000	524,862

		6,138,770

Insurance 1.1%
Aetna, Inc.
3.95%, 09/01/20	600,000	663,223
American International Group, Inc.
2.38%, 08/24/15	200,000	200,495
5.60%, 10/18/16	925,000	1,039,877
6.40%, 12/15/20	150,000	178,550
Berkshire Hathaway, Inc.
3.20%, 02/11/15	600,000	638,215
4.25%, 01/15/21	500,000	571,413
Chubb Corp.
5.75%, 05/15/18	400,000	495,334
6.00%, 05/11/37	100,000	138,171
Cigna Corp.
2.75%, 11/15/16	500,000	525,898
4.00%, 02/15/22 (b)	500,000	537,956
CNA Financial Corp.
7.35%, 11/15/19	625,000	759,609
Genworth Financial, Inc.
8.63%, 12/15/16	300,000	332,163
Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	228,006
6.00%, 01/15/19	100,000	111,440
ING US, Inc.
5.50%, 07/15/22	250,000	257,908
Lincoln National Corp.
6.25%, 02/15/20	300,000	348,576
MetLife, Inc.
5.00%, 06/15/15	150,000	166,737
6.82%, 08/15/18	600,000	751,175
4.75%, 02/08/21	200,000	231,726
Prudential Financial, Inc.
4.75%, 09/17/15	200,000	219,761
4.50%, 11/16/21	250,000	275,973
5.80%, 11/16/41	500,000	574,410
The Allstate Corp.
7.45%, 05/16/19	125,000	163,755
5.55%, 05/09/35	296,000	366,900
Travelers Co., Inc.
5.90%, 06/02/19	300,000	374,761
6.75%, 06/20/36	150,000	214,622
UnitedHealth Group, Inc.
5.80%, 03/15/36	350,000	428,870

		10,795,524

Other Financial 0.0%
ORIX Corp.
4.71%, 04/27/15	350,000	370,041

Real Estate Investment Trust 0.4%
Boston Properties LP
4.13%, 05/15/21	300,000	321,794
Digital Realty Trust LP
5.88%, 02/01/20	350,000	397,990
Duke Realty LP
7.38%, 02/15/15	400,000	449,774
HCP, Inc.
6.70%, 01/30/18	500,000	594,018
Health Care REIT, Inc.
3.63%, 03/15/16	400,000	421,443
Kimco Realty Corp.
4.30%, 02/01/18	250,000	266,594
ProLogis, Inc.
6.63%, 05/15/18	337,000	399,455
Regency Centers LP
4.80%, 04/15/21	150,000	162,790
Simon Property Group LP
5.25%, 12/01/16 (b)	300,000	342,637
2.80%, 01/30/17 (b)	200,000	209,921
6.13%, 05/30/18	150,000	181,895
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	109,979

		3,858,290

		63,825,222

Industrial 11.6%

Basic Industry 1.2%
Alcoa, Inc.
5.55%, 02/01/17	300,000	333,140
5.87%, 02/23/22	750,000	796,555
ArcelorMittal
9.25%, 02/15/15 (a)	500,000	550,872
10.10%, 06/01/19 (g)	150,000	171,213
7.25%, 10/15/39 (h)	250,000	225,624
Barrick Gold Corp.
6.95%, 04/01/19	500,000	622,455
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	500,000	506,047
3.25%, 11/21/21	200,000	211,977
4.13%, 02/24/42	250,000	262,412
CF Industries Holdings, Inc.
7.13%, 05/01/20	400,000	497,500
Cliffs Natural Resources, Inc.
4.80%, 10/01/20	150,000	147,661
EI Du Pont de Nemours & Co.
4.75%, 03/15/15	750,000	827,722
International Paper Co.
7.40%, 06/15/14	300,000	330,303
7.95%, 06/15/18	100,000	129,188
7.30%, 11/15/39	400,000	532,839
Lubrizol Corp.
8.88%, 02/01/19	200,000	279,215
Monsanto Co.
2.75%, 04/15/16	100,000	107,066
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	257,209
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	375,000	471,436
Praxair, Inc.
4.38%, 03/31/14	350,000	370,837
2.20%, 08/15/22 (b)	200,000	198,634
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	264,602
7.13%, 07/15/28	200,000	271,661
4.75%, 03/22/42 (b)	500,000	547,907
Teck Resources Ltd.
4.75%, 01/15/22 (b)	300,000	323,064
The Dow Chemical Co.
7.60%, 05/15/14	200,000	222,036
4.13%, 11/15/21 (b)	350,000	383,931
7.38%, 11/01/29	325,000	443,092
Vale Overseas Ltd.
4.38%, 01/11/22	375,000	386,205

42 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
6.88%, 11/10/39	400,000	476,074
Valspar Corp.
4.20%, 01/15/22 (b)	150,000	160,704

		11,309,181

Capital Goods 1.0%
Boeing Capital Corp.
3.25%, 10/27/14	550,000	581,899
Boeing Co.
6.88%, 03/15/39	200,000	313,098
Caterpillar Financial Services Corp.
6.13%, 02/17/14	200,000	216,101
5.85%, 09/01/17	900,000	1,087,358
CRH America, Inc.
5.30%, 10/15/13	200,000	208,263
Deere & Co.
5.38%, 10/16/29	550,000	726,249
General Electric Co.
5.25%, 12/06/17	1,000,000	1,188,007
Honeywell International, Inc.
5.00%, 02/15/19	500,000	600,030
5.38%, 03/01/41	400,000	535,235
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	150,000	184,988
Joy Global, Inc.
6.00%, 11/15/16	150,000	172,758
L-3 Communications Corp.
4.75%, 07/15/20	250,000	273,689
4.95%, 02/15/21 (b)	250,000	275,773
Lockheed Martin Corp.
4.25%, 11/15/19	100,000	112,593
6.15%, 09/01/36	200,000	262,149
5.50%, 11/15/39	100,000	121,653
Raytheon Co.
3.13%, 10/15/20	200,000	215,409
4.88%, 10/15/40	250,000	302,442
Republic Services, Inc.
5.25%, 11/15/21	300,000	356,061
4.75%, 05/15/23	300,000	346,012
United Technologies Corp.
1.80%, 06/01/17	250,000	258,745
6.13%, 02/01/19	500,000	629,975
4.50%, 06/01/42	500,000	570,561
Waste Management, Inc.
7.00%, 07/15/28	200,000	270,170

		9,809,218

Communications 2.2%
America Movil, S.A.B. de CV
3.63%, 03/30/15	300,000	321,855
5.00%, 10/16/19	450,000	523,146
4.38%, 07/16/42	600,000	619,558
AT&T, Inc.
5.10%, 09/15/14	500,000	544,975
0.88%, 02/13/15	250,000	252,249
2.95%, 05/15/16	500,000	538,816
3.00%, 02/15/22	500,000	526,634
BellSouth Corp.
6.00%, 11/15/34	500,000	581,933
British Telecommunications PLC
2.00%, 06/22/15	300,000	306,923
CBS Corp.
5.75%, 04/15/20	275,000	331,553
7.88%, 07/30/30	325,000	442,096
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14	650,000	693,233
CenturyLink, Inc.
5.15%, 06/15/17	500,000	536,849
7.65%, 03/15/42	500,000	522,819
Comcast Corp.
5.30%, 01/15/14	500,000	531,014
5.90%, 03/15/16	600,000	698,378
6.50%, 11/15/35	175,000	228,312
Deutsche Telekom International Finance BV
6.00%, 07/08/19	650,000	790,484
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	527,307
6.00%, 08/15/40 (b)	350,000	397,084
Discovery Communications, Inc.
5.63%, 08/15/19	50,000	60,300
France Telecom S.A.
4.38%, 07/08/14	225,000	237,938
8.50%, 03/01/31 (a)	200,000	298,632
5.38%, 01/13/42	100,000	116,489
Grupo Televisa S.A.
6.63%, 03/18/25	400,000	523,206
NBCUniversal Media LLC
3.65%, 04/30/15	125,000	133,919
4.38%, 04/01/21	275,000	310,991
5.95%, 04/01/41	150,000	189,262
News America, Inc.
5.30%, 12/15/14	250,000	274,992
6.40%, 12/15/35	250,000	310,061
6.15%, 03/01/37	600,000	730,542
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	1,009,250
TCI Communication, Inc.
7.13%, 02/15/28	350,000	465,826
Telecom Italia Capital S.A.
5.25%, 11/15/13	500,000	513,125
Telefonica Emisiones S.A.U.
6.42%, 06/20/16	100,000	102,500
5.13%, 04/27/20	400,000	366,500
7.05%, 06/20/36	100,000	93,000
Time Warner Cable, Inc.
5.85%, 05/01/17	600,000	711,780
8.25%, 04/01/19	200,000	267,302
4.50%, 09/15/42 (b)	900,000	898,154
Verizon Communications, Inc.
4.60%, 04/01/21	1,200,000	1,423,075
5.85%, 09/15/35	650,000	830,758
Vodafone Group PLC
4.63%, 07/15/18	825,000	953,470

		20,736,290

Consumer Cyclical 1.5%
CVS Caremark Corp.
3.25%, 05/18/15	600,000	636,893
4.75%, 05/18/20 (b)	425,000	494,617
Daimler Finance North America LLC
2.30%, 01/09/15	250,000	256,224
eBay, Inc.
1.63%, 10/15/15	400,000	413,384
Ford Motor Co.
7.45%, 07/16/31	250,000	310,000
Ford Motor Credit Co. LLC
3.88%, 01/15/15	1,000,000	1,041,129
6.63%, 08/15/17	500,000	575,405
Historic TW, Inc.
6.88%, 06/15/18	600,000	755,359

See financial notes 43

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Home Depot, Inc.
5.88%, 12/16/36	150,000	200,442
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	300,000	313,471
4.65%, 04/15/42 (b)	200,000	217,085
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	350,000	380,848
6.90%, 04/01/29	200,000	241,901
5.13%, 01/15/42 (b)	400,000	444,870
Marriott International, Inc.
3.00%, 03/01/19 (b)	350,000	360,319
McDonald’s Corp.
2.63%, 01/15/22	600,000	634,114
3.70%, 02/15/42	250,000	262,827
Nordstrom, Inc.
6.25%, 01/15/18	300,000	365,135
PACCAR, Inc.
6.88%, 02/15/14	650,000	707,934
QVC, Inc.
5.13%, 07/02/22	300,000	315,050
Target Corp.
6.35%, 11/01/32	625,000	842,399
The Walt Disney Co.
5.63%, 09/15/16	300,000	356,551
4.13%, 12/01/41	100,000	114,534
Time Warner, Inc.
4.88%, 03/15/20	400,000	462,509
5.38%, 10/15/41	100,000	114,614
Toyota Motor Credit Corp.
3.40%, 09/15/21	500,000	545,146
VF Corp.
6.45%, 11/01/37	50,000	69,683
Viacom, Inc.
3.88%, 12/15/21	350,000	380,924
6.88%, 04/30/36	250,000	336,222
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	373,898
3.25%, 10/25/20	500,000	552,363
5.88%, 04/05/27	275,000	367,733
5.25%, 09/01/35	100,000	125,613
6.50%, 08/15/37	150,000	218,904
6.20%, 04/15/38	125,000	177,158

		13,965,258

Consumer Non-Cyclical 2.8%
Abbott Laboratories
4.13%, 05/27/20	225,000	260,158
6.00%, 04/01/39	375,000	528,757
Altria Group, Inc.
9.70%, 11/10/18	169,000	242,909
AmerisourceBergen Corp.
3.50%, 11/15/21 (b)	500,000	542,470
Amgen, Inc.
2.50%, 11/15/16	500,000	524,792
5.70%, 02/01/19	500,000	594,534
3.63%, 05/15/22 (b)	500,000	530,302
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	175,000	193,032
1.38%, 07/15/17	1,000,000	1,012,449
5.00%, 04/15/20	600,000	722,357
4.38%, 02/15/21	150,000	175,172
3.75%, 07/15/42	100,000	102,876
Archer-Daniels-Midland Co.
4.48%, 03/01/21 (a)	300,000	347,953
Baxter International, Inc.
2.40%, 08/15/22	250,000	252,053
Bristol-Myers Squibb Co.
3.25%, 08/01/42	250,000	239,720
ConAgra Foods, Inc.
5.88%, 04/15/14	250,000	269,381
Covidien International Finance
6.00%, 10/15/17	400,000	487,068
Diageo Capital PLC
7.38%, 01/15/14	500,000	546,162
Express Scripts Holding Co.
2.10%, 02/12/15 (c)	500,000	509,935
2.65%, 02/15/17 (c)	250,000	259,998
4.75%, 11/15/21 (c)	450,000	519,993
6.13%, 11/15/41 (c)	250,000	326,848
General Mills, Inc.
5.70%, 02/15/17	500,000	598,447
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	577,948
Hospira, Inc.
6.05%, 03/30/17	230,000	265,445
Johnson & Johnson
4.95%, 05/15/33	100,000	124,389
4.85%, 05/15/41	300,000	388,315
Kellogg Co.
7.45%, 04/01/31	250,000	352,338
Kimberly-Clark Corp.
7.50%, 11/01/18	325,000	436,448
Koninklijke Philips Electronics NV
5.00%, 03/15/42	300,000	345,303
Kraft Foods, Inc.
4.13%, 02/09/16	500,000	549,087
5.38%, 02/10/20 (c)	392,000	469,222
5.38%, 02/10/20	358,000	430,949
5.00%, 06/04/42 (c)	300,000	342,645
Lorillard Tobacco Co.
2.30%, 08/21/17	350,000	354,749
6.88%, 05/01/20	100,000	122,730
Mead Johnson Nutrition Co.
3.50%, 11/01/14	300,000	311,537
Merck & Co., Inc.
5.00%, 06/30/19	500,000	605,516
3.88%, 01/15/21 (b)	700,000	798,409
Molson Coors Brewing Co.
3.50%, 05/01/22	100,000	106,170
PepsiCo, Inc.
5.00%, 06/01/18	350,000	415,788
4.50%, 01/15/20	350,000	409,405
4.88%, 11/01/40	500,000	609,984
Pfizer, Inc.
5.35%, 03/15/15	350,000	391,994
6.20%, 03/15/19	500,000	640,645
7.20%, 03/15/39	250,000	397,523
Philip Morris International, Inc.
1.13%, 08/21/17	250,000	249,808
2.50%, 08/22/22	300,000	301,661
3.88%, 08/21/42	300,000	305,514
Procter & Gamble Co.
4.95%, 08/15/14	750,000	815,125
4.70%, 02/15/19	650,000	772,556
Reynolds American, Inc.
6.75%, 06/15/17	100,000	121,266
7.25%, 06/15/37	50,000	64,247
Safeway, Inc.
6.25%, 03/15/14	250,000	266,452

44 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
7.25%, 02/01/31	150,000	157,627
Sanofi
2.63%, 03/29/16	300,000	318,121
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	250,000	262,381
Teva Pharmaceutical Finance Co. LLC
5.55%, 02/01/16	250,000	285,199
6.15%, 02/01/36	250,000	336,183
The Coca-Cola Co.
3.15%, 11/15/20	1,150,000	1,255,176
The Kroger Co.
3.90%, 10/01/15	200,000	217,691
3.40%, 04/15/22 (b)	150,000	155,026
5.40%, 07/15/40 (b)	50,000	54,645
Thermo Fisher Scientific
3.20%, 03/01/16	500,000	531,729
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	300,000	319,403
6.13%, 08/15/19	500,000	582,054
Zimmer Holdings, Inc.
5.75%, 11/30/39	400,000	497,584

		27,103,353

Energy 1.5%
Anadarko Petroleum Corp.
6.38%, 09/15/17	500,000	598,500
6.45%, 09/15/36	100,000	123,837
Apache Corp.
6.90%, 09/15/18	150,000	194,378
6.00%, 01/15/37	150,000	201,480
Baker Hughes, Inc.
7.50%, 11/15/18	300,000	404,543
5.13%, 09/15/40	150,000	186,123
BP Capital Markets PLC
5.25%, 11/07/13	850,000	896,880
1.85%, 05/05/17	150,000	153,687
3.25%, 05/06/22	500,000	533,708
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	296,630
6.25%, 03/15/38	200,000	261,493
Chevron Corp.
3.95%, 03/03/14	225,000	236,684
Devon Energy Corp.
4.75%, 05/15/42 (b)	500,000	542,264
Devon Financing Corp ULC
7.88%, 09/30/31	200,000	291,649
Encana Corp.
5.80%, 05/01/14	500,000	537,493
Halliburton Co.
7.45%, 09/15/39	225,000	355,504
Hess Corp.
7.30%, 08/15/31	500,000	650,505
Nabors Industries, Inc.
6.15%, 02/15/18	350,000	408,581
Nexen, Inc.
6.20%, 07/30/19	125,000	150,563
5.88%, 03/10/35	300,000	347,633
Noble Energy, Inc.
8.25%, 03/01/19	100,000	129,456
6.00%, 03/01/41 (b)	250,000	308,385
Occidental Petroleum Corp.
2.50%, 02/01/16	500,000	527,014
4.13%, 06/01/16	200,000	223,573
Phillips 66
1.95%, 03/05/15 (c)	100,000	102,043
5.88%, 05/01/42 (c)	350,000	414,630
Shell International Finance BV
5.20%, 03/22/17	500,000	592,798
6.38%, 12/15/38	250,000	366,010
Suncor Energy, Inc.
6.50%, 06/15/38	500,000	663,499
Tosco Corp.
7.80%, 01/01/27	850,000	1,239,780
Total Capital S.A.
2.30%, 03/15/16	150,000	157,478
4.13%, 01/28/21	350,000	399,473
Transocean, Inc.
6.00%, 03/15/18	300,000	347,807
Valero Energy Corp.
6.13%, 06/15/17	250,000	297,851
10.50%, 03/15/39	200,000	310,799
Weatherford International Ltd.
4.50%, 04/15/22 (b)	500,000	513,963
XTO Energy, Inc.
6.75%, 08/01/37	300,000	471,895

		14,438,589

Other Industrial 0.0%
Thomas & Betts Corp.
5.63%, 11/15/21	250,000	302,209

Technology 1.0%
Agilent Technologies, Inc.
6.50%, 11/01/17	550,000	667,255
Cisco Systems, Inc.
5.50%, 02/22/16	700,000	815,893
4.45%, 01/15/20	550,000	645,175
5.90%, 02/15/39	150,000	200,666
Hewlett-Packard Co.
6.13%, 03/01/14	1,500,000	1,605,649
2.60%, 09/15/17	300,000	297,329
4.65%, 12/09/21	350,000	359,065
6.00%, 09/15/41	150,000	156,960
Intel Corp.
1.95%, 10/01/16	500,000	525,423
International Business Machines Corp.
7.63%, 10/15/18	700,000	948,322
5.60%, 11/30/39	500,000	678,820
Microsoft Corp.
2.95%, 06/01/14	150,000	156,816
3.00%, 10/01/20	300,000	330,074
5.30%, 02/08/41	150,000	201,267
Oracle Corp.
3.75%, 07/08/14	800,000	849,765
5.38%, 07/15/40	400,000	514,861
Xerox Corp.
4.25%, 02/15/15	150,000	159,785

		9,113,125

Transportation 0.4%
Burlington Northern Santa Fe Corp.
5.65%, 05/01/17	300,000	357,815
CSX Corp.
3.70%, 10/30/20 (b)	500,000	536,460
4.40%, 03/01/43 (b)	500,000	526,461
FedEx Corp.
2.63%, 08/01/22	300,000	302,032
3.88%, 08/01/42	300,000	302,809
Norfolk Southern Corp.
5.90%, 06/15/19	500,000	614,526

See financial notes 45

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Ryder System, Inc.
3.15%, 03/02/15	200,000	207,196
Southwest Airlines Co.
5.25%, 10/01/14	500,000	539,840
Union Pacific Corp.
4.16%, 07/15/22 (b)	500,000	568,938

		3,956,077

		110,733,300

Utilities 2.3%

Electric 1.6%
Alabama Power Co.
4.10%, 01/15/42	100,000	109,166
Ameren Illinois Co.
2.70%, 09/01/22	400,000	403,598
Appalachian Power Co.
6.38%, 04/01/36	100,000	128,062
7.00%, 04/01/38	300,000	416,567
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (b)	400,000	403,536
Commonwealth Edison Co.
1.63%, 01/15/14	100,000	101,449
1.95%, 09/01/16 (b)	500,000	518,496
Cons Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	441,683
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	520,097
5.25%, 08/01/33 (b)	500,000	592,521
Duke Energy Carolinas LLC
4.30%, 06/15/20	1,000,000	1,162,716
6.45%, 10/15/32	350,000	468,151
Exelon Generation Co., LLC
5.20%, 10/01/19	200,000	225,974
First Energy Corp.
7.38%, 11/15/31	150,000	198,254
Florida Power & Light Co.
6.20%, 06/01/36	500,000	702,047
Florida Power Corp.
4.55%, 04/01/20	750,000	867,342
Georgia Power Co.
4.75%, 09/01/40	200,000	231,728
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	500,000	532,707
Pacific Gas & Electric Co.
4.80%, 03/01/14	156,000	165,552
3.50%, 10/01/20 (b)	200,000	221,669
6.05%, 03/01/34	300,000	397,879
5.80%, 03/01/37	400,000	522,049
Pacificorp
5.50%, 01/15/19	150,000	182,827
6.00%, 01/15/39	500,000	693,371
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	400,000	408,284
PSEG Power LLC
5.13%, 04/15/20	150,000	172,779
8.63%, 04/15/31	500,000	742,255
Public Service Co. of Colorado
5.50%, 04/01/14	250,000	268,684
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	297,227
4.30%, 04/01/42 (b)	100,000	115,838
Sierra Pacific Power Co.
6.00%, 05/15/16	200,000	234,078
Southern California Edison Co.
5.75%, 03/15/14	350,000	378,143
5.50%, 08/15/18	500,000	614,526
4.50%, 09/01/40	275,000	324,800
The Detroit Edison Co.
3.95%, 06/15/42	250,000	271,084
The Southern Co.
2.38%, 09/15/15	800,000	834,695
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	111,991

		14,981,825

Natural Gas 0.7%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	250,000	315,932
Energy Transfer Partners LP
9.00%, 04/15/19	187,000	237,239
5.20%, 02/01/22 (b)	700,000	771,924
Enterprise Products Operating LP
6.30%, 09/15/17	700,000	848,026
4.85%, 08/15/42 (b)	250,000	260,432
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	497,880
6.95%, 01/15/38	250,000	314,038
5.00%, 08/15/42 (b)	200,000	206,521
National Grid PLC
6.30%, 08/01/16	100,000	115,612
ONEOK Partners LP
6.65%, 10/01/36	250,000	299,748
Plains All American Pipeline LP
3.95%, 09/15/15	250,000	270,457
Sempra Energy
6.15%, 06/15/18	500,000	616,890
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	575,000	679,840
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	109,306
TransCanada PipeLines Ltd.
6.50%, 08/15/18	325,000	406,316
6.20%, 10/15/37	150,000	206,646
Williams Partners LP
7.25%, 02/01/17	250,000	303,151
4.13%, 11/15/20 (b)	500,000	542,193

		7,002,151

Other Utilities 0.0%
Veolia Environment
6.00%, 06/01/18 (f)	250,000	289,083

		22,273,059

Total Corporate Bonds
(Cost $180,461,233)		196,831,581

U.S. Government and Government Agencies 41.0% of net assets

U.S. Government Agency Securities 5.2%
Egypt Government AID Bonds
4.45%, 09/15/15	1,000,000	1,120,953
Fannie Mae
1.00%, 09/23/13	2,500,000	2,520,757
2.75%, 02/05/14	2,250,000	2,332,930
0.85%, 10/24/14 (b)	3,750,000	3,752,985
0.50%, 05/27/15	1,000,000	1,004,097
4.38%, 10/15/15	2,000,000	2,247,144

46 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.25%, 09/28/16	3,000,000	3,087,687
5.38%, 06/12/17	1,000,000	1,217,742
1.20%, 07/17/17 (b)	1,000,000	1,005,433
6.63%, 11/15/30	500,000	777,903
Federal Farm Credit Bank
0.33%, 02/03/14 (b)	1,000,000	1,000,005
4.88%, 01/17/17	500,000	591,723
Federal Home Loan Bank
3.63%, 10/18/13	3,500,000	3,633,679
0.38%, 01/29/14	1,750,000	1,753,845
5.50%, 08/13/14	1,000,000	1,103,049
5.38%, 05/18/16	1,000,000	1,180,007
5.00%, 11/17/17	1,000,000	1,215,982
5.38%, 05/15/19	500,000	634,585
5.50%, 07/15/36	500,000	703,011
Freddie Mac
0.38%, 10/30/13	1,000,000	1,003,429
0.65%, 06/27/14 (b)	2,000,000	2,002,488
3.00%, 07/28/14	2,500,000	2,626,630
1.00%, 07/30/14	1,000,000	1,013,782
0.63%, 12/29/14	2,500,000	2,517,357
4.75%, 11/17/15	2,000,000	2,276,764
2.00%, 08/25/16	1,000,000	1,057,243
1.60%, 11/02/16 (b)	750,000	751,685
4.88%, 06/13/18	2,000,000	2,443,126
2.38%, 01/13/22	1,500,000	1,579,658
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	1,218,182

		49,373,861

U.S. Treasury Obligations 35.8%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,251,406
8.13%, 08/15/19	1,000,000	1,484,688
6.00%, 02/15/26	4,500,000	6,663,514
6.13%, 11/15/27	1,000,000	1,527,031
5.25%, 02/15/29	1,250,000	1,782,226
5.38%, 02/15/31	1,000,000	1,473,281
4.50%, 02/15/36	1,500,000	2,047,032
5.00%, 05/15/37	1,000,000	1,466,250
4.38%, 02/15/38	1,000,000	1,349,375
4.50%, 05/15/38	1,000,000	1,375,469
3.50%, 02/15/39	1,000,000	1,178,906
4.25%, 05/15/39	1,500,000	1,994,063
4.50%, 08/15/39	500,000	690,469
4.38%, 11/15/39	500,000	678,125
4.63%, 02/15/40	2,500,000	3,520,702
4.38%, 05/15/40	1,750,000	2,376,173
3.88%, 08/15/40	5,300,000	6,651,500
4.25%, 11/15/40	1,650,000	2,199,656
4.75%, 02/15/41	1,450,000	2,085,507
4.38%, 05/15/41	1,250,000	1,700,391
3.75%, 08/15/41	2,000,000	2,457,500
3.13%, 11/15/41	2,285,000	2,504,575
3.13%, 02/15/42	2,230,000	2,441,850
3.00%, 05/15/42	500,000	534,063
U.S. Treasury Notes
0.75%, 09/15/13	14,000,000	14,082,040
3.13%, 09/30/13	2,000,000	2,062,892
0.50%, 10/15/13	750,000	752,579
2.75%, 10/31/13	1,745,000	1,796,395
0.50%, 11/15/13	3,000,000	3,011,250
4.25%, 11/15/13	2,000,000	2,096,876
2.00%, 11/30/13	1,250,000	1,277,930
1.50%, 12/31/13	3,500,000	3,560,158
1.75%, 01/31/14	4,000,000	4,087,032
4.00%, 02/15/14	1,000,000	1,054,805
1.88%, 02/28/14	5,000,000	5,123,830
1.75%, 03/31/14	2,700,000	2,764,970
1.25%, 04/15/14	4,350,000	4,422,219
1.88%, 04/30/14	2,000,000	2,054,844
4.75%, 05/15/14	1,000,000	1,076,602
2.25%, 05/31/14	700,000	724,665
2.63%, 06/30/14	850,000	887,121
0.63%, 07/15/14	1,000,000	1,007,422
2.63%, 07/31/14	1,000,000	1,045,625
0.50%, 08/15/14	3,750,000	3,770,070
4.25%, 08/15/14	1,000,000	1,077,930
2.38%, 08/31/14	2,575,000	2,684,638
0.25%, 09/15/14	7,000,000	7,003,283
0.50%, 10/15/14	1,000,000	1,005,625
2.38%, 10/31/14	2,600,000	2,719,236
0.38%, 11/15/14	4,750,000	4,764,473
4.25%, 11/15/14	4,750,000	5,166,366
2.13%, 11/30/14	3,500,000	3,647,108
0.25%, 12/15/14	4,500,000	4,501,408
2.63%, 12/31/14	1,530,000	1,614,868
0.25%, 01/15/15	3,000,000	3,000,939
2.25%, 01/31/15	2,050,000	2,148,177
0.25%, 02/15/15	4,000,000	4,000,000
4.00%, 02/15/15	2,000,000	2,182,344
2.38%, 02/28/15	1,425,000	1,499,924
0.38%, 03/15/15	1,500,000	1,504,454
2.50%, 04/30/15	3,300,000	3,495,423
0.25%, 05/15/15	8,250,000	8,246,131
4.13%, 05/15/15	1,000,000	1,103,125
2.13%, 05/31/15	7,000,000	7,353,283
0.38%, 06/15/15	4,265,000	4,277,330
0.25%, 07/15/15	1,750,000	1,748,497
1.75%, 07/31/15	500,000	521,055
4.25%, 08/15/15	1,000,000	1,115,547
1.25%, 08/31/15	4,000,000	4,113,440
1.25%, 09/30/15	2,000,000	2,057,656
4.50%, 11/15/15	1,000,000	1,132,500
1.38%, 11/30/15	1,000,000	1,033,672
2.13%, 12/31/15	2,700,000	2,859,046
2.00%, 01/31/16	2,250,000	2,376,036
4.50%, 02/15/16	1,000,000	1,142,110
2.13%, 02/29/16	1,000,000	1,061,485
2.63%, 04/30/16	1,000,000	1,081,563
5.13%, 05/15/16	1,000,000	1,173,594
3.25%, 05/31/16	1,000,000	1,106,094
3.25%, 06/30/16	1,000,000	1,107,969
1.50%, 07/31/16	1,000,000	1,041,797
3.25%, 07/31/16	1,850,000	2,053,644
4.88%, 08/15/16	1,000,000	1,173,906
1.00%, 08/31/16	1,500,000	1,533,633
3.00%, 08/31/16	2,100,000	2,314,431
3.00%, 09/30/16	1,000,000	1,103,203
1.00%, 10/31/16	2,000,000	2,044,688
4.63%, 11/15/16	1,000,000	1,172,422
2.75%, 11/30/16	5,000,000	5,476,955
0.88%, 12/31/16	3,750,000	3,811,819
3.13%, 01/31/17	3,700,000	4,121,744
0.88%, 02/28/17	4,500,000	4,573,476
1.00%, 03/31/17	1,500,000	1,531,758
3.25%, 03/31/17	2,000,000	2,246,094
3.13%, 04/30/17	5,250,000	5,872,209
4.50%, 05/15/17	3,000,000	3,548,205

See financial notes 47

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.63%, 05/31/17	4,000,000	4,013,752
0.75%, 06/30/17	1,465,000	1,477,476
2.38%, 07/31/17	3,500,000	3,801,602
0.63%, 08/31/17	2,250,000	2,253,517
4.25%, 11/15/17	3,000,000	3,551,955
2.63%, 01/31/18	2,000,000	2,206,094
3.50%, 02/15/18	1,000,000	1,149,922
2.88%, 03/31/18	3,000,000	3,354,843
3.88%, 05/15/18	3,000,000	3,527,814
4.00%, 08/15/18	2,000,000	2,378,594
1.50%, 08/31/18	2,000,000	2,081,562
1.38%, 09/30/18	2,000,000	2,065,782
1.75%, 10/31/18	4,000,000	4,220,000
3.75%, 11/15/18	3,000,000	3,532,032
1.38%, 11/30/18	4,500,000	4,643,086
1.38%, 12/31/18	2,000,000	2,062,344
2.75%, 02/15/19	1,500,000	1,675,547
1.50%, 03/31/19	2,000,000	2,074,062
1.00%, 06/30/19	1,500,000	1,502,579
3.63%, 08/15/19	1,750,000	2,063,497
3.38%, 11/15/19	3,000,000	3,491,016
3.63%, 02/15/20	5,000,000	5,914,455
2.63%, 08/15/20	5,875,000	6,516,203
3.63%, 02/15/21	2,000,000	2,377,812
3.13%, 05/15/21	6,600,000	7,582,265
2.13%, 08/15/21	5,500,000	5,845,042
2.00%, 02/15/22	2,000,000	2,092,188
1.75%, 05/15/22	5,815,000	5,934,027
1.63%, 08/15/22	1,250,000	1,257,423

		342,985,881

Total U.S. Government and Government Agencies
(Cost $366,075,816)		392,359,742

Commercial Mortgage Backed Securities 1.9% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AJ
4.77%, 07/10/43 (a)(b)	1,100,000	1,071,668
Series 2006-1 Class A2
5.33%, 09/10/45 (b)	492,531	494,508
Series 2006-3 Class AM
6.05%, 07/10/44 (a)(b)	800,000	812,772
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	1,000,000	1,152,339
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	3,737,000	4,209,781
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.39%, 07/15/44 (a)(b)	3,000,000	3,040,539
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AM
5.59%, 02/15/39 (a)(b)	650,000	723,407
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	800,000	909,850
GS Mortgage Securities Corp II
Series 2006-GG6 Class A4
5.55%, 04/10/38 (a)(b)	1,100,000	1,245,338
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class AJ
5.48%, 12/15/44 (a)(b)	1,025,000	1,088,852
Series 2007-LD12 Class A3
6.17%, 02/15/51 (a)(b)	2,000,000	2,129,734
Series 2007-LD12-A Class A2
5.83%, 02/15/51 (b)	51,800	53,041
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.44%, 01/12/44 (a)(b)	700,000	772,448
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23 Class A5
5.42%, 01/15/45 (a)(b)	600,000	678,887

Total Commercial Mortgage Backed Securities
(Cost $16,120,239)		18,383,164

Asset-Backed Obligations 0.3% of net assets

Chase Issuance Trust
Series 2007-A17 Class A
5.12%, 10/15/14 (b)	1,400,000	1,408,238
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	700,000	777,494
Discover Card Master Trust
Series 2012-A1 Class A1
0.81%, 08/15/17 (b)	600,000	605,097

Total Asset-Backed Obligations
(Cost $2,773,415)		2,790,829

Foreign Securities 4.4% of net assets

Foreign Agencies 1.3%

Austria 0.0%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	400,000	404,282

Canada 0.1%
Pemex Project Funding Master Trust
6.63%, 06/15/35	600,000	748,500

Cayman Islands 0.1%
Petrobras International Finance Co.
3.88%, 01/27/16	100,000	105,488
5.75%, 01/20/20	400,000	452,763
5.38%, 01/27/21	400,000	447,132
6.88%, 01/20/40	100,000	125,695

		1,131,078

Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
3.50%, 03/10/14 (d)	1,700,000	1,782,567
1.25%, 10/26/15 (d)	1,000,000	1,022,888
2.63%, 02/16/16 (d)	1,000,000	1,068,784
4.88%, 01/17/17 (d)	850,000	998,900
4.00%, 01/27/20 (d)	350,000	408,438
2.75%, 09/08/20 (d)	1,000,000	1,079,445

		6,361,022

Japan 0.1%
Japan Bank for International Cooperation
2.50%, 01/21/16	400,000	423,984
Japan Finance Corp.
2.25%, 07/13/16	300,000	316,354

		740,338

48 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mexico 0.1%
Petroleos Mexicanos
4.88%, 03/15/15	425,000	456,875
5.50%, 01/21/21	500,000	582,500

		1,039,375

Norway 0.1%
Statoil ASA
2.90%, 10/15/14	150,000	157,761
3.13%, 08/17/17	200,000	219,641
5.10%, 08/17/40	250,000	317,179

		694,581

Republic of Korea 0.2%
Export-Import Bank of Korea
8.13%, 01/21/14	600,000	655,138
4.00%, 01/11/17	600,000	653,338
Korea Development Bank
8.00%, 01/23/14	450,000	490,749

		1,799,225

		12,918,401

Foreign Local Government 0.5%

Canada 0.5%
Province of Ontario
4.10%, 06/16/14	1,575,000	1,679,079
4.40%, 04/14/20	975,000	1,160,162
Province of Quebec
5.13%, 11/14/16	450,000	529,754
7.50%, 09/15/29	650,000	1,015,069

		4,384,064

Sovereign 1.2%

Brazil 0.3%
Federative Republic of Brazil
6.00%, 01/17/17	500,000	596,750
4.88%, 01/22/21	250,000	299,625
8.88%, 04/15/24	675,000	1,080,000
5.63%, 01/07/41	500,000	648,750

		2,625,125

Chile 0.0%
Republic of Chile
3.88%, 08/05/20	200,000	227,700

Colombia 0.1%
Republic of Colombia
7.38%, 09/18/37	750,000	1,156,875

Italy 0.1%
Republic of Italy
2.13%, 09/16/13	250,000	249,263
3.13%, 01/26/15	850,000	835,706
6.88%, 09/27/23	250,000	265,560

		1,350,529

Mexico 0.3%
United Mexican States
6.63%, 03/03/15	500,000	567,500
5.63%, 01/15/17	300,000	352,500
3.63%, 03/15/22	500,000	544,750
6.75%, 09/27/34	750,000	1,065,000
6.05%, 01/11/40	150,000	200,625

		2,730,375

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	400,000	459,800
6.70%, 01/26/36	200,000	286,200

		746,000

Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	854,750

Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	871,875

Republic of Korea 0.0%
Republic of Korea
5.75%, 04/16/14	300,000	322,698

South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	635,000

		11,520,927

Supranational 1.4%
African Development Bank
2.50%, 03/15/16	350,000	374,397
Asian Development Bank
2.50%, 03/15/16	2,000,000	2,144,090
European Bank for Reconstruction & Development
2.50%, 03/15/16	500,000	533,236
European Investment Bank
1.25%, 02/14/14	500,000	506,071
3.13%, 06/04/14	1,000,000	1,046,197
1.63%, 09/01/15	400,000	412,301
2.50%, 05/16/16	800,000	850,097
5.13%, 05/30/17	1,600,000	1,907,597
2.88%, 09/15/20	800,000	857,379
4.88%, 02/15/36	150,000	180,318
Inter-American Development Bank
3.00%, 04/22/14	1,000,000	1,043,518
3.88%, 09/17/19	500,000	593,772
International Bank for Reconstruction & Development
3.50%, 10/08/13	300,000	310,268
1.13%, 08/25/14	325,000	330,511
2.38%, 05/26/15	550,000	580,852
2.13%, 03/15/16	800,000	846,522
International Finance Corp.
2.75%, 04/20/15	350,000	371,074
2.25%, 04/11/16	500,000	522,371

		13,410,571

Total Foreign Securities
(Cost $39,661,860)		42,233,963

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	1,050,000	1,496,943
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,000,000	1,303,870

See financial notes 49

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	115,871
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	383,388
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	1,000,000	1,368,180
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	1,000,000	1,110,100
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,000,000	967,910
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	254,446
Metropolitan Transportation Authority
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	475,219
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	151,934
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	700,000	1,029,161
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	737,850

Total Municipal Bonds
(Cost $7,967,093)		9,394,872

	Number	Value
Security	of Shares	($)

Other Investment Company 1.3% of net assets

Money Market Fund 1.3%
State Street Institutional U.S. Government Money Market Fund	12,161,999	12,161,999

Total Other Investment Company
(Cost $12,161,999)		12,161,999

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.2% of net assets

U.S. Treasury Obligations 4.2%
U.S. Treasury Bills
0.08%, 09/20/12 (e)	30,000,000	29,998,860
0.04%, 09/27/12 (e)	10,000,000	9,999,470

Total Short-Term Investments
(Cost $39,998,440)		39,998,330

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.0% of net assets

State Street Institutional U.S. Government Money Market Fund	119,000	119,000

Total Collateral Invested for Securities on Loan
(Cost $119,000)		119,000

End of Collateral Invested for Securities on Loan.

At 08/31/12, the tax basis cost of the fund’s investments was $940,450,850 and the unrealized appreciation and depreciation were $63,754,030 and ($256,153), respectively, with a net unrealized appreciation of $63,497,877.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,625,154 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is on loan.
(g)	The rate shown changed from the established rate at issuance of 9.85%, as a result of a ratings downgrade.
(h)	The rate shown changed from the established rate at issuance of 7.00%, as a result of a ratings downgrade.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

50 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$289,794,247	$—	$289,794,247
Corporate Bonds[1]	—	196,831,581	—	196,831,581
U.S. Government and Government Agencies[1]	—	392,359,742	—	392,359,742
Commercial Mortgage Backed Securities	—	18,383,164	—	18,383,164
Asset-Backed Obligations	—	2,790,829	—	2,790,829
Foreign Securities[1]	—	42,233,963	—	42,233,963
Municipal Bonds[1]	—	9,394,872	—	9,394,872
Other Investment Company[1]	12,161,999	—	—	12,161,999
Short-Term Investments[1]	—	39,998,330	—	39,998,330

Total	$12,161,999	$991,786,728	$—	$1,003,948,727

Other Financial Instruments
Collateral Invested for Securities on Loan	$119,000	$—	$—	$119,000

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2012.

See financial notes 51

 Schwab Total Bond Market Fund

Statement of
Assets and Liabilities
As of August 31, 2012

Assets

Investments, at value (cost $939,880,494) including securities on loan of $115,633		$1,003,948,727
Collateral invested for securities on loan		119,000
Receivables:
Investments sold		20,866,827
Interest		5,695,997
Fund shares sold		579,838
Due from investment adviser		378
Income from securities on loan		174
Prepaid expenses	+	18,475

Total assets		1,031,229,416

Liabilities

Collateral held for securities on loan		119,000
Payables:
Investments bought		72,854,898
Shareholder services fees		19,568
Distributions to shareholders		673,858
Fund shares redeemed		201,562
Accrued expenses	+	152,730

Total liabilities		74,021,616

Net Assets

Total assets		1,031,229,416
Total liabilities	−	74,021,616

Net assets		$957,207,800

Net Assets by Source
Capital received from investors		1,025,810,624
Net realized capital losses		(132,671,057)
Net unrealized capital gains		64,068,233

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$957,207,800		98,036,421		$9.76

52 See financial notes

 Schwab Total Bond Market Fund

Statement of
Operations
For September 1, 2011 through August 31, 2012

Investment Income

Interest		$27,391,093
Securities on loan	+	2,088

Total investment income		27,393,181

Expenses

Investment adviser and administrator fees		2,495,121
Shareholder service fees		2,363,087
Portfolio accounting fees		147,443
Registration fees		95,204
Shareholder reports		68,667
Professional fees		51,742
Custodian fees		50,369
Transfer agent fees		35,346
Interest expense		20,365
Trustees’ fees		16,701
Other expenses	+	19,142

Total expenses		5,363,187
Expense reduction by CSIM and/or Schwab	−	2,582,096
Custody credits	−	49

Net expenses	−	2,781,042

Net investment income		24,612,139

Realized and Unrealized Gains (Losses)

Net realized gains on investments		18,105,760
Net realized losses on futures contracts		(16,589)
Net realized losses on TBA sale commitments	+	(37,637)

Net realized gains		18,051,534
Net unrealized gains on investments		8,879,105
Net unrealized gains on TBA sale commitments	+	2,091

Net unrealized gains	+	8,881,196

Net realized and unrealized gains		26,932,730

Increase in net assets resulting from operations		$51,544,869

See financial notes 53

 Schwab Total Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/11-8/31/12			9/1/10-8/31/11
Net investment income		$24,612,139	$26,284,313
Net realized gains		18,051,534	14,055,679
Net unrealized gains (losses)	+	8,881,196	(1,700,429)

Increase in net assets from operations		51,544,869	38,639,563

Distributions to shareholders

Distributions from net investment income		($25,965,428)	($27,550,995)

Transactions in Fund Shares

		9/1/11-8/31/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		32,543,221	$311,724,907	28,286,533	$262,695,064
Shares reinvested		1,862,618	17,924,854	2,121,863	19,731,762
Shares redeemed	+	(34,743,577)	(333,805,972)	(30,729,361)	(287,177,460)

Net transactions in fund shares		(337,738)	($4,156,211)	(320,965)	($4,750,634)

Shares Outstanding and Net Assets

		9/1/11-8/31/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		98,374,159	$935,784,570	98,695,124	$929,446,636
Total increase (decrease)	+	(337,738)	21,423,230	(320,965)	6,337,934

End of period		98,036,421	$957,207,800	98,374,159	$935,784,570

54 See financial notes

Schwab GNMA Fund™

Financial Statements

Financial Highlights

	9/1/11–	9/1/10–	9/1/09–	9/1/08–	9/1/07–
	8/31/12	8/31/11	8/31/10	8/31/09[1]	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.63	10.40	10.06	9.67	9.45

Income (loss) from investment operations:
Net investment income (loss)	0.19	0.23	0.29	0.39	0.42
Net realized and unrealized gains (losses)	0.21	0.37	0.40	0.41	0.24

Total from investment operations	0.40	0.60	0.69	0.80	0.66
Less distributions:
Distributions from net investment income	(0.28)	(0.31)	(0.35)	(0.41)	(0.44)
Distributions from net realized gains	(0.14)	(0.06)	—	—	—

Total distributions	(0.42)	(0.37)	(0.35)	(0.41)	(0.44)

Net asset value at end of period	10.61	10.63	10.40	10.06	9.67

Total return (%)	3.87	5.95	7.00	8.39	7.06

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	0.55	0.55	0.55	0.55
Gross operating expenses	0.60	0.61	0.63	0.68	0.81
Net investment income (loss)	1.76	2.24	2.66	3.56	4.22
Portfolio turnover rate[2]	567	641	264	614	518
Net assets, end of period ($ x 1,000,000)	638	506	578	279	59

1 Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Includes to-be-announced (TBA) transactions (if any). See financial note 2.

See financial notes 55

 Schwab GNMA Fund

Portfolio Holdings as of August 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

104.4%		Mortgage-Backed Securities	642,788,943	666,050,347
2.0%		Other Investment Company	12,592,175	12,592,175
10.2%		Short-Term Investments	64,996,634	64,996,870

116.6%		Total Investments	720,377,752	743,639,392
(1	.1)%	TBA Sale Commitments	(6,678,437)	(6,681,251)
(15	.5)%	Other Assets and Liabilities, Net		(99,044,306)

100.0%		Net Assets		637,913,835

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 104.4% of net assets

U.S. Government Agency Mortgages 104.4%
Fannie Mae
2.50%, 03/01/27 (b)	190,929	198,696
3.00%, 06/01/27 (b)	1,971,744	2,109,234
5.45%, 12/01/31 to 07/01/32 (b)	248,407	274,734
5.49%, 09/01/29 to 09/01/31 (b)	182,682	201,847
5.50%, 09/01/17 (b)	193,244	209,153
5.81%, 12/01/31 to 01/01/32 (b)	206,041	230,583
6.10%, 02/01/29 (b)	4,424	4,546
6.50%, 04/01/31 (b)	218,579	254,926
7.17%, 11/01/30 (b)	22,497	22,558
Fannie Mae REMICS
3.50%, 07/25/17 to 07/25/33 (b)	775,804	776,738
3.75%, 05/25/33 (b)	2,424,087	2,487,131
4.00%, 10/25/17 (b)	1,015,885	1,021,682
4.50%, 03/25/17 (b)	216,984	217,831
5.00%, 11/25/18 (b)	121,245	121,367
7.00%, 09/25/22 (b)	128,379	151,258
Fannie Mae TBA
2.50%, 09/01/27 (b)	500,000	519,531
3.50%, 09/01/27 (b)	3,000,000	3,190,313
4.00%, 09/01/27 (b)	2,000,000	2,141,250
Federal Home Loan Bank
5.27%, 12/28/12 (b)	295,792	299,301
Freddie Mac
4.00%, 12/01/20 (b)	1,945,024	2,086,840
Freddie Mac REMICS
2.00%, 06/15/14 (b)	375,039	374,995
3.50%, 11/15/17 (b)	305,524	306,107
4.00%, 09/15/17 to 02/15/33 (b)	2,718,685	2,737,649
4.50%, 05/15/17 to 03/15/19 (b)	2,458,508	2,485,759
5.00%, 03/15/18 (b)	582,812	585,658
6.00%, 07/15/33 (b)	1,032,270	1,049,466
6.50%, 03/15/14 (b)	72,795	2,496
Ginnie Mae
1.63%, 07/20/24 to 07/20/32 (a)(b)	251,686	261,297
1.75%, 06/20/27 to 04/20/37 (a)(b)	630,451	657,405
2.13%, 08/20/33 (a)(b)	86,289	89,932
2.50%, 04/15/27 (b)	493,811	517,913
3.00%, 02/20/27 (b)	5,002,952	5,354,936
3.50%, 02/20/16 (a)(b)	38,384	40,236
3.50%, 01/15/26 to 08/20/42 (b)	60,702,504	65,711,663
4.00%, 12/15/24 to 06/20/42 (b)	81,706,709	89,686,282
4.25%, 06/16/24 to 09/20/41 (b)	393,159	431,258
4.38%, 05/15/29 to 04/15/32 (b)	489,383	542,757
4.50%, 12/15/17 to 01/20/42 (b)	135,068,331	149,941,014
4.63%, 07/20/40 to 12/20/40 (b)	7,862,536	8,748,148
4.75%, 06/15/28 (b)	128,364	143,012
5.00%, 11/15/17 to 04/20/40 (b)	112,116,130	124,966,997
5.13%, 03/15/31 (b)	259,554	289,204
5.25%, 04/15/31 to 11/15/31 (b)	466,772	520,093
5.45%, 05/15/29 to 02/15/33 (b)	6,785,908	7,561,085
5.49%, 10/20/28 to 08/15/32 (b)	4,673,446	5,241,946
5.50%, 08/20/15 to 12/20/34 (b)	39,115,150	43,716,953
5.81%, 06/20/31 to 02/20/32 (b)	577,521	651,359
5.90%, 07/15/31 to 05/15/32 (b)	431,606	485,716
6.00%, 04/20/13 to 11/15/39 (b)	24,918,412	28,401,986
6.05%, 09/15/31 (b)	65,233	74,348
6.10%, 07/20/28 to 09/15/31 (b)	2,165,198	2,460,583
6.15%, 04/20/29 to 04/20/30 (b)	1,125,426	1,279,815
6.25%, 10/20/28 to 03/20/30 (b)	1,881,920	2,140,283
6.50%, 09/20/13 to 10/20/37 (b)	11,534,547	13,455,733
7.00%, 10/15/12 to 04/15/39 (b)	3,505,381	4,125,055
7.10%, 12/15/30 (b)	62,260	65,430
7.17%, 04/20/30 to 03/20/31 (b)	445,380	517,983
7.50%, 06/15/17 to 11/15/37 (b)	400,194	467,108
8.00%, 07/15/26 to 02/15/30 (b)	76,615	86,139
8.50%, 08/20/25 to 01/20/30 (b)	13,796	15,774
9.00%, 09/20/15 to 09/20/30 (b)	382,612	431,276
13.00%, 07/20/14 (b)	8	9
Ginnie Mae TBA
3.00%, 09/01/42 (b)	3,000,000	3,151,875
3.50%, 09/01/42 (b)	24,000,000	25,983,751
4.00%, 09/01/42 (b)	30,000,000	32,910,939
4.50%, 09/01/42 (b)	19,000,000	20,861,405

Total Mortgage-Backed Securities
(Cost $642,788,943)		666,050,347

56 See financial notes

 Schwab GNMA Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Other Investment Company 2.0% of net assets

Money Market Fund 2.0%
State Street Institutional U.S. Government Money Market Fund	12,592,175	12,592,175

Total Other Investment Company
(Cost $12,592,175)		12,592,175

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 10.2% of net assets

U.S. Treasury Obligations 10.2%
U.S. Treasury Bills
0.08%, 09/20/12 (c)	50,000,000	49,998,100
0.04%, 09/27/12 (c)	10,000,000	9,999,470
0.10%, 11/08/12 (c)	5,000,000	4,999,300

Total Short-Term Investments
(Cost $64,996,634)		64,996,870

End of Investments.

At 08/31/12, the tax basis cost of the fund’s investments was $720,377,752 and the unrealized appreciation and depreciation were $23,362,304 and ($100,664), respectively, with a net unrealized appreciation of $23,261,640.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 1.1% of net assets

U.S. Government Agency Mortgages 1.1%
Ginnie Mae TBA
5.00%, 09/01/42 (b)	2,000,000	2,212,500
5.50%, 09/01/42 (b)	4,000,000	4,468,751

Total TBA Sale Commitment
(Proceeds $6,678,437)		6,681,251

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the purchase yield.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2012 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$666,050,347	$—	$666,050,347
Other Investment Company[1]	12,592,175	—	—	12,592,175
Short-Term Investments[1]	—	64,996,870	—	64,996,870

Total	$12,592,175	$731,047,217	$—	$743,639,392

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments	$—	($6,681,251)	$—	($6,681,251)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2012.

See financial notes 57

 Schwab GNMA Fund

Statement of
Assets and Liabilities
As of August 31, 2012

Assets

Investments, at value (cost $720,377,752)		$743,639,392
Receivables:
Investments sold		8,620,636
Interest		2,163,187
Fund shares sold		360,648
TBA sale commitment		6,678,437
Prepaid expenses	+	9,962

Total assets		761,472,262

Liabilities

TBA sale commitments, at value (proceeds $6,678,437)		6,681,251
Payables:
Investments bought		115,648,054
Investment adviser and administrator fees		12,563
Shareholder services fees		12,518
Fund shares redeemed		641,391
Distributions to shareholders		477,227
Interest for TBA sale commitments		16,889
Accrued expenses	+	68,534

Total liabilities		123,558,427

Net Assets

Total assets		761,472,262
Total liabilities	−	123,558,427

Net assets		$637,913,835

Net Assets by Source
Capital received from investors		613,221,253
Net realized capital gains		1,433,756
Net unrealized capital gains		23,258,826

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$637,913,835		60,106,274		$10.61

58 See financial notes

 Schwab GNMA Fund

Statement of
Operations
For September 1, 2011 through August 31, 2012

Investment Income

Interest		$13,742,946

Expenses

Investment adviser and administrator fees		1,709,773
Shareholder service fees		1,470,967
Portfolio accounting fees		102,224
Registration fees		64,637
Custodian fees		61,712
Shareholder reports		59,464
Professional fees		48,258
Transfer agent fees		31,117
Interest expense		16,397
Trustees’ fees		13,167
State filing fee reimbursement (Note 4)		(2,640)
Other expenses	+	10,147

Total expenses		3,585,223
Expense reduction by CSIM and/or Schwab[1]	−	294,270
Custody credits	−	21

Net expenses	−	3,290,932

Net investment income		10,452,014

Realized and Unrealized Gains (Losses)

Net realized gains on investments		7,120,583
Net realized losses on TBA sale commitments	+	(122,304)

Net realized gains		6,998,279
Net unrealized gains on investments		5,504,559
Net unrealized losses on TBA sale commitments	+	(2,814)

Net unrealized gains	+	5,501,745

Net realized and unrealized gains		12,500,024

Increase in net assets resulting from operations		$22,952,038

[1]	Expense reduction by CSIM and/or Schwab was decreased by a payment to adviser for state registration fees of $2,640 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 4 for additional information.

See financial notes 59

 Schwab GNMA Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/11-8/31/12			9/1/10-8/31/11
Net investment income		$10,452,014	$10,870,071
Net realized gains		6,998,279	13,489,924
Net unrealized gains	+	5,501,745	974,436

Increase in net assets from operations		22,952,038	25,334,431

Distributions to shareholders

Distributions from net investment income		(16,011,225)	(14,779,835)
Distributions from net realized gains	+	(8,190,929)	(3,027,623)

Total distributions		($24,202,154)	($17,807,458)

Transactions in Fund Shares

		9/1/11-8/31/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		37,979,248	$402,341,232	26,638,969	$276,300,953
Shares reinvested		1,613,748	17,056,433	1,233,163	12,718,042
Shares redeemed	+	(27,060,442)	(285,831,898)	(35,894,585)	(369,032,189)

Net transactions in fund shares		12,532,554	$133,565,767	(8,022,453)	($80,013,194)

Shares Outstanding and Net Assets

		9/1/11-8/31/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		47,573,720	$505,598,184	55,596,173	$578,084,405
Total increase (decrease)	+	12,532,554	132,315,651	(8,022,453)	(72,486,221)

End of period		60,106,274	$637,913,835	47,573,720	$505,598,184

60 See financial notes

Schwab® Treasury Inflation Protected Securities Fund

Financial Statements

Financial Highlights

	9/1/11–	9/1/10–		9/1/09–	9/1/08–	9/1/07–
	8/31/12	8/31/11		8/31/10	8/31/09[1]	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	11.58	10.90		10.05	10.35	9.90

Income (loss) from investment operations:
Net investment income (loss)	0.23 [2]	0.46	[2]	0.23 [2]	0.03 [2]	0.63
Net realized and unrealized gains (losses)	0.66	0.62		0.77	(0.20)	0.45

Total from investment operations	0.89	1.08		1.00	(0.17)	1.08
Less distributions:
Distributions from net investment income	(0.33)	(0.40)		(0.15)	(0.02)	(0.63)
Distributions from net realized gains	(0.02)	—		—	(0.07)	(0.00)[3]
Return of capital	—	—		—	(0.04)	—

Total distributions	(0.35)	(0.40)		(0.15)	(0.13)	(0.63)

Net asset value at end of period	12.12	11.58		10.90	10.05	10.35

Total return (%)	7.84	10.20		9.93	(1.54)	11.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	0.45	[4]	0.50	0.50	0.50
Gross operating expenses	0.64	0.63		0.62	0.59	0.59
Net investment income (loss)	1.97	4.14		2.16	0.30	6.50
Portfolio turnover rate	32	37		67	78	63
Net assets, end of period ($ x 1,000,000)	398	235		204	278	259

1 Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Calculated based on the average shares outstanding during the period.
3 Amount less than $0.01.
4 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended rate.

See financial notes 61

 Schwab Treasury Inflation Protected Securities Fund

Portfolio Holdings as of August 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

99.8%		U.S. Government Securities	355,207,209	397,082,929
0.4%		Other Investment Company	1,763,548	1,763,548

100.2%		Total Investments	356,970,757	398,846,477
(0	.2)%	Other Assets and Liabilities, Net		(750,600)

100.0%		Net Assets		398,095,877

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.8% of net assets

U.S. Treasury Obligations 99.8%
U.S. Treasury Inflation Protected Securities
2.00%, 01/15/14	12,855,943	13,424,432
1.25%, 04/15/14	8,147,957	8,467,519
2.00%, 07/15/14	11,402,877	12,169,036
1.63%, 01/15/15	11,136,435	11,943,827
0.50%, 04/15/15	11,083,076	11,632,020
1.88%, 07/15/15	9,677,041	10,643,197
2.00%, 01/15/16	9,395,688	10,507,010
0.13%, 04/15/16	19,471,128	20,569,494
2.50%, 07/15/16	9,480,652	10,990,161
2.38%, 01/15/17	8,220,696	9,615,666
0.13%, 04/15/17	14,939,250	16,031,758
2.63%, 07/15/17	7,047,771	8,493,692
1.63%, 01/15/18	7,442,352	8,661,037
1.38%, 07/15/18	7,340,990	8,548,803
2.13%, 01/15/19	6,842,970	8,332,411
1.88%, 07/15/19	7,760,125	9,447,953
1.38%, 01/15/20	9,411,077	11,137,445
1.25%, 07/15/20	14,462,674	17,099,798
1.13%, 01/15/21	16,561,826	19,390,255
0.63%, 07/15/21	17,565,141	19,903,413
0.13%, 01/15/22	19,383,533	20,976,665
0.13%, 07/15/22	7,377,991	8,001,653
2.38%, 01/15/25	12,899,100	17,306,980
2.00%, 01/15/26	9,382,969	12,211,090
2.38%, 01/15/27	7,534,572	10,311,740
1.75%, 01/15/28	7,557,395	9,698,254
3.63%, 04/15/28	8,296,238	13,082,172
2.50%, 01/15/29	7,305,809	10,373,080
3.88%, 04/15/29	9,808,136	16,175,774
3.38%, 04/15/32	2,937,469	4,845,443
2.13%, 02/15/40	4,634,605	6,795,489
2.13%, 02/15/41	8,121,621	11,993,360
0.75%, 02/15/42	7,590,676	8,302,302

Total U.S. Government Securities
(Cost $355,207,209)		397,082,929

	Number	Value
Security	of Shares	($)

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund	1,763,548	1,763,548

Total Other Investment Company
(Cost $1,763,548)		1,763,548

End of Investments.

At 08/31/12, the tax basis cost of the fund’s investments was $358,640,924 and the unrealized appreciation and depreciation were $40,205,553 and ($0), respectively, with a net unrealized appreciation of $40,205,553.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

U.S. Government Securities[1]	$—	$397,082,929	$—	$397,082,929
Other Investment Company[1]	1,763,548	—	—	1,763,548

Total	$1,763,548	$397,082,929	$—	$398,846,477

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2012.

62 See financial notes

 Schwab Treasury Inflation Protected Securities Fund

Statement of
Assets and Liabilities
As of August 31, 2012

Assets

Investments, at value (cost $356,970,757)		$398,846,477
Receivables:
Investments sold		4,744,176
Interest		881,782
Fund shares sold		324,551
Due from investment adviser	+	1,909

Total assets		404,798,895

Liabilities

Payables:
Investments bought		6,410,347
Shareholder services fees		8,139
Fund shares redeemed		211,564
Accrued expenses	+	72,968

Total liabilities		6,703,018

Net Assets

Total assets		404,798,895
Total liabilities	−	6,703,018

Net assets		$398,095,877

Net Assets by Source
Capital received from investors		355,423,448
Net investment income not yet distributed		2,035,335
Net realized capital losses		(1,238,626)
Net unrealized capital gains		41,875,720

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$398,095,877		32,838,048		$12.12

See financial notes 63

 Schwab Treasury Inflation Protected Securities Fund

Statement of
Operations
For September 1, 2011 through August 31, 2012

Investment Income

Interest		$7,179,812

Expenses

Investment adviser and administrator fees		954,431
Shareholder service fees		786,293
Professional fees		67,848
Shareholder reports		60,598
Registration fees		54,454
Portfolio accounting fees		47,860
Transfer agent fees		24,546
Trustees’ fees		10,703
Custodian fees		8,966
State filing fee reimbursement (Note 4)		(2,634)
Other expenses	+	13,652

Total expenses		2,026,717
Expense reduction by CSIM and/or Schwab[1]	−	1,104,566

Net expenses	−	922,151

Net investment income		6,257,661

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(41,276)
Net unrealized gains on investments	+	17,330,073

Net realized and unrealized gains		17,288,797

Increase in net assets resulting from operations		$23,546,458

[1]	Expense reduction by CSIM and/or Schwab was decreased by a payment to adviser for state registration fees of $2,634 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 4 for additional information.

64 See financial notes

 Schwab Treasury Inflation Protected Securities Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/11-8/31/12			9/1/10-8/31/11
Net investment income		$6,257,661	$8,631,094
Net realized gains (losses)		(41,276)	2,776,285
Net unrealized gains	+	17,330,073	8,828,143

Increase in net assets from operations		23,546,458	20,235,522

Distributions to shareholders

Distributions from net investment income		(8,353,978)	(7,539,702)
Distributions from net realized gains	+	(445,270)	—

Total distributions		($8,799,248)	($7,539,702)

Transactions in Fund Shares

		9/1/11-8/31/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,175,304	$238,296,460	7,902,310	$87,904,504
Shares reinvested		565,121	6,584,001	512,054	5,581,641
Shares redeemed	+	(8,179,178)	(96,360,900)	(6,860,593)	(75,512,517)

Net transactions in fund shares		12,561,247	$148,519,561	1,553,771	$17,973,628

Shares Outstanding and Net Assets

		9/1/11-8/31/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,276,801	$234,829,106	18,723,030	$204,159,658
Total increase	+	12,561,247	163,266,771	1,553,771	30,669,448

End of period		32,838,048	$398,095,877	20,276,801	$234,829,106

Net investment income not yet distributed			$2,035,335		$4,104,878

See financial notes 65

 Schwab Bond Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Tax-Free Bond Fund
Schwab Short-Term Bond Market Fund	Schwab California Tax-Free Bond Fund
Schwab Premier Income Fund	Schwab 1000 Index Fund
Schwab Total Bond Market Fund	Schwab Global Real Estate Fund
Schwab GNMA Fund
Schwab Treasury Inflation Protected Securities Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 10) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

66

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of August 31, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Inflation Protected Securities: The Schwab Treasury Inflation Protected Securities Fund invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of an inflation-protected security, interest is paid based on a principal value, which is adjusted for inflation. Any

 67

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

increase or decrease in the principal amount of an inflation-protected security will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

TBA Commitments: The funds may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of August 31, 2012 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains or losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The Schwab Short-Term Bond Market Fund, Schwab Premier Income Fund, Schwab Total Bond Market Fund and the Schwab GNMA Fund declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year.

68

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the funds will fluctuate, which means that the shareholder could lose money.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

 69

 Schwab Bond Funds

Financial Notes (continued)

3. Risk Factors (continued):

Prepayment and Extension Risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.

High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk. The funds’ investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Derivatives Risk. Examples of derivatives are options, futures, options on futures, swaps and warrants. The funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

					Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
% of Average Daily Net Assets	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

First $500 million	0.30%	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%	0.22%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

70

 Schwab Bond Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses. The expense limitation as a percentage of average daily net assets is as follows:

Schwab
Schwab	Schwab	Schwab		Treasury
Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

0.29%	0.63%	0.29%	0.55%	0.29%

Schwab Total Bond Market Fund has incurred legal expenses relating to the lawsuit discussed in note 12, as well as another lawsuit that was dismissed by a California court in April of 2011. The legal fees related to these lawsuits were non-routine and would not have been subject to the expense limitation agreement; however, CSIM and its affiliates have voluntarily agreed to include these expenses under the expense limitation agreement. This voluntary agreement is to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain the expense limitation. The expenses advanced by CSIM pursuant to the contractual agreement are subject to reimbursement by the fund to the extent the expenses are subsequently paid or reimbursed to the fund by its insurance carriers.

For the period ended August 31, 2012 the fund incurred no legal expenses related to these lawsuits. From the commencement of these lawsuits through August 31, 2012, the fund has incurred a total of $1,459,454 in legal expense of which $1,409,948 has been waived by CSIM subject to recoupment in accordance with the provisions noted above.

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each fund shares in this report owned by other Schwab Funds as of August 31, 2012.

				Schwab
	Schwab	Schwab	Schwab	Treasury
	Short-Term Bond	Premier	Total Bond	Inflation Protected
	Market Fund	Income Fund	Market Fund	Securities Fund

Schwab MarketTrack Growth Portfolio	—%	—%	8.8%	—%
Schwab MarketTrack Balanced Portfolio	—%	—%	15.5%	—%
Schwab MarketTrack Conservative Portfolio	—%	—%	10.8%	—%
Schwab MarketTrack Growth Portfolio II	—%	—%	0.4%	—%
Schwab Target 2010 Fund	1.7%	0.6%	1.3%	0.6%
Schwab Target 2015 Fund	1.3%	0.5%	1.3%	0.5%
Schwab Target 2020 Fund	1.9%	2.1%	5.8%	2.0%
Schwab Target 2025 Fund	—%	0.8%	2.2%	0.7%
Schwab Target 2030 Fund	—%	2.1%	5.7%	1.5%
Schwab Target 2035 Fund	—%	0.3%	0.9%	0.2%
Schwab Target 2040 Fund	—%	0.9%	2.4%	0.8%
Schwab Monthly Income Fund — Moderate Payout	0.7%	1.6%	0.5%	—%
Schwab Monthly Income Fund — Enhanced Payout	2.3%	5.8%	2.0%	—%
Schwab Monthly Income Fund — Maximum Payout	2.7%	6.4%	2.1%	—%
Schwab Balanced Fund	—%	3.3%	2.9%	—%

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

 71

 Schwab Bond Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2012, the funds had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

During the period, the Schwab Premier Income Fund, Schwab GNMA Fund and the Schwab Treasury Inflation Protected Securities Fund received a payment of $447, $2,640 and $2,634, respectively, related to state filing fees resulting from revised fee calculation methodologies being applied on sales of the fund’s shares in prior periods. These payments are presented in the funds’ Statement of Operations as “State filing fee reimbursement”.

As this expense was previously waived and included in the “expense reduction by CSIM and/or Schwab”, it decreased the total expense reduction by CSIM and/or Schwab in the Statement of Operations. Neither the current nor previous net operating expense ratios were impacted by this payment.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. (excluding Schwab Total Bond Market Fund) and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:

Certain funds entered into U.S. Treasury futures contracts (“futures”). The funds invested in futures to help manage the effects of interest rate changes. The fair value and due to (from) brokers for futures contracts held at August 31, 2012 and the realized/unrealized gains (losses) on futures contracts held during the period ended August 31, 2012 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of

72

 Schwab Bond Funds

Financial Notes (continued)

8. Derivatives (continued):

investing in futures contracts. During the period, the month-end average values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Market Values	Number of Contracts

Schwab Short-Term Bond Market Fund	$306,523	3
Schwab Premier Income Fund	—	—
Schwab Total Bond Market Fund	—	—
Schwab GNMA Fund	—	—
Schwab Treasury Inflation Protected Securities Fund	—	—

9. Purchases and Sales/Maturities of Investment Securities:

For the period ended August 31, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Long-Term
	U.S. Government	Purchases of Other	Total Purchases of
	Securities Transactions*	Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$376,963,744	$122,438,098	$499,401,842
Schwab Premier Income Fund	1,099,530,477	163,080,474	1,262,610,951
Schwab Total Bond Market Fund	1,343,768,519	173,983,938	1,517,752,457
Schwab GNMA Fund	3,686,125,096	—	3,686,125,096
Schwab Treasury Inflation Protected Securities Fund	248,997,238	—	248,997,238

	Sales/Maturities of
	Long-Term U.S. Government	Sales/Maturities of	Total Sales/Maturities of
	Securities Transactions*	Other Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$241,923,937	$81,776,594	$323,700,531
Schwab Premier Income Fund	1,061,870,227	191,834,915	1,253,705,142
Schwab Total Bond Market Fund	1,345,788,066	173,197,764	1,518,985,830
Schwab GNMA Fund	3,590,276,069	—	3,590,276,069
Schwab Treasury Inflation Protected Securities Fund	102,071,914	—	102,071,914

*	Includes securities guaranteed by U.S. Government Agencies.

10. Redemption Fee:

The Premier Income Fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are $5,255 and $18,884, respectively.

 73

 Schwab Bond Funds

Financial Notes (continued)

11. Federal Income Taxes:

As of August 31, 2012, the components of distributable earnings on a tax-basis were as follows:

					Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

Undistributed ordinary income	$85,574	$4,422,378	$673,858	$1,910,982	$2,148,130
Undistributed long-term capital gains	—	1,049,451	—	—	318,747
Unrealized appreciation	6,832,856	15,238,561	63,754,030	23,362,304	40,205,553
Unrealized depreciation	(41,697)	(127,050)	(256,153)	(100,664)	—
Other unrealized appreciation/(depreciation)	—	(1,876)	(1,392)	(2,814)	—

Net unrealized appreciation/(depreciation)	$6,791,159	$15,109,635	$63,496,485	$23,258,826	$40,205,553

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2012, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

					Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
Expiration Date	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

August 31, 2015	$8,164,502	$—	$—	$—	$—
August 31, 2016	2,401,090	—	—	—	—
August 31, 2017	30,633,553	—	98,601,953	—	—
August 31, 2018	15,464,000	—	33,497,357	—	—

Total	$56,663,145	$—	$132,099,310	$—	$—

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2012, the funds had capital losses deferred and capital losses utilized as follows:

Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

Deferred capital losses	$—	$—	$—	$—	$—
Capital losses utilized	2,229,579	—	16,611,167	—	—

74

 Schwab Bond Funds

Financial Notes (continued)

11. Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior fiscal years were:

					Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

Current Period Distributions
Ordinary income	$3,792,808	$10,002,621	$25,965,428	$22,200,211	$8,353,978
Long-term capital gains	—	3,147,086	—	2,001,943	445,270
Return of capital	—	—	—	—	—

Prior Period Distributions
Ordinary income	$3,407,208	$15,207,419	$27,550,995	$17,377,898	$7,539,702
Long-term capital gains	—	498,951	—	429,560	—
Return of capital	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences, which are mainly due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums, may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2012, the funds made the following reclassifications:

					Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

Capital shares	$—	$—	$—	$—	$—
Undistributed net investment income	—	1,401,877	1,353,289	5,559,211	26,774
Net realized capital gains and losses	—	(1,401,877)	(1,353,289)	(5,559,211)	(26,774)

As of August 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2012, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which increases the likelihood that the pre-enactment capital losses will expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or

 75

 Schwab Bond Funds

Financial Notes (continued)

11. Federal Income Taxes (continued):

qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The funds have adopted the noted provisions of the Act for the period ending August 31, 2012.

12. Other:

On August 28, 2008, a class action lawsuit was filed in the U.S. District Court for the Northern District of California on behalf of investors in the Schwab Total Bond Market Fund. The lawsuit, which alleged violations of state law and federal securities law in connection with the fund’s investment policy, named the trust, the fund, CSIM and Schwab as defendants. Allegations include that the fund improperly deviated from its stated investment objectives by investing in collateralized mortgage obligations (CMOs) and investing more than 25% of fund assets in CMOs and mortgage-backed securities without obtaining a shareholder vote. Plaintiffs filed amended complaints which, among other things, added the Trustees as defendants and eliminated the fund and Schwab as Defendants, and sought unspecified compensatory and rescission damages, unspecified equitable and injunctive relief, and costs and attorneys’ fees. After proceedings before the U.S. District Court, all of Plaintiffs’ claims were dismissed. Plaintiffs have appealed to the Ninth Circuit Court of Appeals. Plaintiffs and Defendants have filed their appellate briefs, and the appeal is currently pending. At this time the defendants are unable to estimate whether they will incur a liability or the range of any liability in this matter; however, any liability incurred could exceed the limits of applicable insurance policies.

A second class action lawsuit filed on September 3, 2010, in the U.S. District Court for the Northern District of California, which raised similar allegations on behalf of investors in the fund, was dismissed with prejudice on April 19, 2011. This case was not appealed and is now finished.

13. Subsequent Events:

At a meeting held on September 25, 2012, the Board of Trustees of the trust approved changes to Schwab Premier Income Fund’s (1) name (Schwab Intermediate-Term Bond Fund); (2) investment objective; and (3) principal investment strategies. These changes are summarized in detail on a supplement to the fund’s Statutory and Summary Prospectuses dated October 15, 2012, which was mailed to shareholders of the fund on October 15, 2012 and is available at www.schwabfunds.com/prospectus. Additionally, the fund’s operating expense ratio will be reduced to 0.45%. The changes will be effective on December 15, 2012, and a new Statutory Prospectus and Summary Prospectus incorporating the changes will be available at that time.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Treasury Inflation Protected Securities Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Short-Term Bond Market Fund, Schwab Premier Income Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Fund (five of the funds constituting Schwab Investments, hereafter referred to as the “Funds”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 18, 2012

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Other Federal Tax Information (unaudited)

Under Section 852 (b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended August 31, 2012:

Schwab Short-Term Bond Market Fund	$—
Schwab Premier Income Fund	3,147,086
Schwab Total Bond Market Fund	—
Schwab GNMA Fund	2,001,943
Schwab Treasury Inflation Protected Securities Fund	445,270

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including Schwab Short-Term Bond Market Fund, Schwab Premier Income Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 24, 2012, and June 5, 2012, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer

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category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered a commitment by CSIM and Schwab to reduce the specified expense caps of Schwab Short-Term Bond Market Fund, Schwab Total Bond Market Fund and Schwab Treasury Inflation Protected Securities Fund. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to the Funds that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 91 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	74	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	74	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	74	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	74	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

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 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1990.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	74	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	91	None

82

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006- June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer -– Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Investments since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Government/Credit: 1 − 5 Years Index An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.

Barclays GNMA Index An index that includes the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Barclays U.S. Short Treasury: 9 − 12 Months Index An index that includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips.

Barclays U.S. TIPS (Treasury Inflation-Protected Securities) Index An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

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discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 85

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We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

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•	APPLICATION AND REGISTRATION INFORMATION.

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Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

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We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2012 Schwab Funds. All rights reserved.

86

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in a fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company* Index Fund
Schwab Fundamental US Small Company* Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small Company Index Fund
Schwab Fundamental Emerging Markets* Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE COMPANY, FUNDAMENTAL US SMALL COMPANY, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13655-15
00088948

Annual report dated August 31, 2012, enclosed.

Schwab Tax-Free Bond Funds

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free Bond Fundtm

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Schwab Tax-Free Bond Funds

Annual Report
August 31, 2012

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free Bond Fundtm

Two smart, cost-effective ways investors can use
bonds in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Tax-Free Bond Fundtm (Ticker Symbol: SWNTX)	7.34%

Barclays 7-Year Municipal Bond Index	5.87%
Fund Category: Morningstar Municipal National Intermediate Bond	7.08%

Performance Details	pages 8-9

Schwab California Tax-Free Bond Fundtm (Ticker Symbol: SWCAX)	7.75%

Barclays 7-Year Municipal Bond Index	5.87%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	7.23%

Performance Details	pages 10-11

Minimum Initial Investment[1]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Tax-Free Bond Funds 3

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc., and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab Tax-Free Bond Funds. For the 12 months ended August 31, 2012, the U.S. fixed-income markets saw a continuation of historically low yields, as the Federal Reserve (Fed) attempted to stimulate the economy in light of lackluster global economic activity and continued overseas turmoil. Municipal bonds from California and across the U.S. outperformed many other fixed-income sectors for the report period, as already-low yields fell further still. Longer-term municipal bonds generally outperformed shorter-term equivalents, while low-credit-quality municipal bonds turned in more substantial overall returns than high-credit-quality municipal securities.

From a broader market perspective, the euro zone’s ongoing sovereign debt crisis dominated the headlines amid disappointing economic activity around the globe. In the U.S., economic data was mixed, with the unemployment rate remaining stubbornly high and finishing at 8.1% in August, while measures such as long-term inflation expectations were stable. The Fed continued to focus on supporting an economic recovery, holding the federal funds rate at a target of 0-0.25%, and forecasting that short-term interest rates would remain at present low levels through at least late 2014 (the Fed extended its forecast from late 2014 to mid-2015 in mid-September 2012, after the report period ended).

Additionally, the Fed enacted “Operation Twist”—a policy of exchanging short-term Treasuries for longer-term bonds. The Fed’s activities affected intermediate- and long-term bond yields, which generally dropped during the period, helping to push bond prices higher. Broadly reflecting the performance of U.S. bonds, the Barclays U.S. Aggregate Bond Index returned 5.8% for the

 Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Tax-Free Bond Funds

From the President continued

Longer-term municipal bonds generally outperformed shorter-term equivalents, while low-credit-quality municipal bonds turned in more substantial overall returns than high-credit-quality municipal securities.

12 months, while the Barclays General Municipal Bond Index returned approximately 8.8%. For additional details on the municipal market’s performance, please see the Market Highlights section of the Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund commentaries on pages 8 and 10.

Thank you for investing in the Schwab Tax-Free Bond Funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to frequently asked questions or for more information about the Schwab Tax-Free Bond Funds, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab Tax-Free Bond Funds 5

Fund Management

Kenneth Salinger, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2008 and has worked in fixed-income and asset management since 1994.

John Shelton, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income asset management since that time.

6 Schwab Tax-Free Bond Funds

California State Investment Environment

California continues to struggle financially despite a modest economic recovery. The state’s fiscal 2013 budget addresses a $15.7 billion gap, but relies heavily on a temporary tax increase that will be considered by the voters in November 2012.

California is expected to report that it ended fiscal 2012 (7/1/11-6/30/12) with a negative general fund balance of $2.9 billion, which represents about 3.3% of spending. Although the fiscal 2012 budget addressed a $26 billion general fund budget gap, it relied on an optimistic revenue forecast, including $4 billion in unspecified revenues added late in the budget process. When revenues fell short in December 2011, the state implemented $980 million of cuts. However, revenues continued to underperform while some of the budgeted savings were not achieved. On a cash basis, fiscal 2012 revenues were $4.9 billion below the original budget estimates, or 5.6%, with most of that associated with the $4 billion of additional revenues and corporation taxes.

The fiscal 2013 budget was signed by Governor Jerry Brown on June 27, 2012. The general fund spending plan totals $91.3 billion, up from $87.0 billion in fiscal 2012. The fiscal 2013 budget closed a $15.7 million projected gap with $6 billion of net new revenues, mostly by asking voters to pass temporary increases of the personal income tax rates on higher income residents, and the state sales tax; $8.1 billion of spending cuts; and $2.5 billion of other solutions. The tax initiative will not be considered until the November 2012 election; the budget includes almost $6 billion of automatic spending reductions that will be triggered in January 2013 if the measure fails. The state’s school districts would feel the greatest impact from a failed tax initiative, with automatic cuts in state funding of over $4.8 billion. School districts rely on state funds for nearly 60% of their operating revenues.

As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems, issue bonds. California’s recent budget cuts have had varying impacts on the credit quality of these issuers. While California school districts and community college districts receive over 50% of their total funding from the state, their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. While many local property tax bases have been stable, the areas that experienced the most development in recent years have reported substantial tax base declines. Most counties have responded to state cuts in health and social service programs by passing the cuts on to their clients. Through the report period, Los Angeles, San Bernardino, and Santa Clara Counties maintained their strong financial profiles, making their own budget reductions in response to state cuts and still weak local revenue growth. However, Moody’s downgraded Santa Clara County’s rating to a still strong Aa2 in July 2012 due to its draw down of reserves in past and current budgets.

California’s cities continued to face weakness in sales, business, and property taxes while struggling to maintain public safety programs and keep up with pension commitments. The cities of Stockton, Mammoth Lakes, and San Bernardino filed for bankruptcy protection in June, July and August 2012, respectively, but their credit weakness was fairly well established before those events. Stockton and San Bernardino were both centers for the recent housing market boom and bust, while the Town of Mammoth Lakes was faced with the payment of an outsized legal judgment related to a failed development.

In contrast, California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the Los Angeles Department of Water and Power, St. Joseph Health System, and Kaiser Permanente are generally insulated from the state’s financial difficulties as they pay off their bonds with revenues received from the services they provide to customers.

California’s economy is emerging from a deep and long recession, the sharpest since the Great Depression. The state gained 298,700 jobs from August 2011 to August 2012, or 2.1%, a significant improvement relative to the 123,800 jobs gained in calendar year 2011. California’s unemployment rate declined to 10.6% in August 2012, down from 11.9% in August 2011. That rate placed the state at third highest in the country, behind only Nevada and Rhode Island, and well above the national average of 8.1%.

Despite its diversified economy and high wealth indicators, California remained a weak investment-grade credit due primarily to its ongoing structural budget problems. The state’s general obligation ratings were A1 from Moody’s Investors Service and A- from Fitch Ratings and Standard & Poor’s Corp at the end of the report period.

Schwab Tax-Free Bond Funds 7

Schwab Tax-Free Bond Fund™

The Schwab Tax-Free Bond Fund (the fund) seeks high current income exempt from federal income tax, consistent with capital preservation. To pursue its goal, the fund primarily invests in investment-grade municipal securities (munis) or the unrated equivalent as determined by the investment adviser.

The fund returned 7.34% for the 12-month period ended August 31, 2012, outperforming the Barclays 7-Year Municipal Bond Index (the comparative index), which returned 5.87%.

Market Highlights. Munis generated solid returns for the report period, as already-low yields fell further still amid lackluster U.S. economic growth, the euro zone’s ongoing sovereign debt crisis, and the Federal Reserve’s accommodative efforts to speed up the recovery. Longer-term munis generally outperformed shorter-term equivalents, while low-credit-quality munis turned in more substantial overall returns than high-credit-quality securities.

The nationwide supply of new munis increased compared with the prior annual report period, as overall issuance expanded to more historically average levels. Greater bond supply tends to push prices lower and yields higher, all else remaining constant. However, strong investor demand and falling Treasury yields, which helped translate into lower muni yields as well, more than compensated for the increased supply of munis, encouraging prices to rise and yields to correspondingly fall.

Positioning and Strategies. The fund’s sensitivity to interest rates was kept conservatively close to the comparative index to limit unexpected performance swings. Duration, a widely used gauge of sensitivity to changes in rates for a bond or bond portfolio, was correspondingly maintained in a narrow band of roughly five to six years. The higher end of this band was reached during the summer months in anticipation of seasonal supply-and-demand imbalances. The fund’s duration tends to be modestly above that of the comparative index, a position that can enhance relative performance when yields decline.

With regard to bond-maturity strategies, the fund maintained a “barbell” relative to the comparative index. The index is comprised of investment-grade munis with six- to eight-year maturities, and the fund not only invested in this maturity spectrum, but also held comparatively shorter- and longer-term bonds. With the yield gap between short- and long-term munis shrinking appreciably during the 12 months, this structure enhanced the fund’s returns.

Credit-quality adjustments and security selection also played important performance roles. In close collaboration with the municipal credit research team, select munis with A and BBB ratings were carefully screened through a rigorous review process. Munis successfully passing through this process were added to the fund with the goal of potentially providing long-term price appreciation and higher coupon income streams that enhance returns. These additions helped the investment adviser increase the fund’s position in lower-rated investment-grade munis to levels more closely aligned with the comparative index. The municipal credit research team also helped the fund avoid bonds from municipalities that faced challenging financial conditions, such as the cities in California and Pennsylvania that filed for bankruptcy.

As of 8/31/12:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

Fixed Rate Bonds	85.8%
Variable Rate Demand Obligations	6.0%
Floating Rate Notes	3.0%
Refunded Bonds	2.3%
Put Bonds	2.2%
Other	0.7%

By Credit Quality[2]

AAA	16.7%
AA	49.6%
A	23.6%
BBB	7.8%
Short-Term Ratings	1.5%
Unrated Securities	0.8%

Weighted Average Maturity[3]	6.1 Yrs
Weighted Average Duration[3]	5.5 Yrs

Manager views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

8 Schwab Tax-Free Bond Funds

 Schwab Tax-Free Bond Fundtm

Performance and Fund Facts as of 8/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

August 31, 2002 – August 31, 2012
Performance of Hypothetical
$10,000 Investment1,3

 Average Annual Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Tax-Free Bond Fundtm (9/11/92)	7.34%	6.32%	4.90%
Barclays 7-Year Municipal Bond Index	5.87%	6.61%	5.14%
Fund Category: Morningstar Municipal National Intermediate Bond	7.08%	5.27%	4.23%

Fund Expense Ratios4: Net 0.49%; Gross 0.61%

 Yields

30-Day SEC Yield[1,3]	1.49%

30-Day SEC Yield-No Waiver[1,5]	1.40%

Taxable-Equivalent Yield[6]	2.29%

12-Month Distribution Yield[1,3]	2.98%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 9

Schwab California Tax-Free Bond Fund™

The Schwab California Tax-Free Bond Fund (the fund) seeks high current income exempt from federal and California personal income tax that is consistent with capital preservation. To pursue its goal, the fund primarily invests in investment-grade municipal securities from California issuers or the unrated equivalent as determined by the investment adviser.

The fund returned 7.75% for the 12-month period that ended August 31, 2012, outperforming the Barclays Capital 7-Year Municipal Bond Index (the comparative index), which returned 5.87%.

Market Highlights. Lackluster U.S. economic growth, the euro zone’s ongoing sovereign debt crisis, and the Federal Reserve’s accommodative efforts to speed up the recovery provided the backdrop for munis to generate solid returns for the report period, as already-low yields fell further still. Longer-term munis generally outperformed shorter-term equivalents, while low-credit-quality munis turned in more substantial overall returns than high-credit-quality securities. California munis outperformed national averages, as illustrated by the 9.96% total return of the Barclays California Exempt Municipal Bond Index, compared with the 8.78% return of the Barclays Municipal Bond Index, which includes munis from states across the U.S.

Municipal bankruptcies have historically been relatively rare, but several instances made the headlines in California during the 12 months. In particular, the cities of Mammoth Lakes, San Bernardino, and Stockton all filed Chapter 9. This represents an extremely small portion of the state’s total number of municipalities, helping to underscore the relative scarcity of such occurrences and importance of proper context.

Positioning and Strategies. The fund’s sensitivity to interest rates was kept conservatively close to the comparative index to limit unexpected performance swings. Duration, a widely used gauge of sensitivity to changes in rates for a bond or bond portfolio, was correspondingly maintained in a narrow band of roughly five to six years. The higher end of this band was reached during the summer months in anticipation of seasonal supply-and-demand imbalances. The fund’s duration tends to be modestly above that of the comparative index, a position that can enhance relative performance when muni yields decline.

The fund maintained a bond-maturity “barbell” relative to the comparative index. This meant investing in short- and long-term munis, in addition to the intermediate-term bonds in which the comparative index is concentrated. With the yield gap between short- and long-term munis shrinking appreciably during the 12 months, this structure enhanced the fund’s returns.

Security selection and credit-quality adjustments also played important performance roles. With active assistance from the municipal credit research team, select munis with lower-quality investment-grade ratings were carefully screened through a rigorous review process. Munis successfully passing through this process were added to the fund with the goal of potentially providing long-term price appreciation and higher coupon income streams that enhance returns. The municipal credit research team also helped the fund avoid bonds from municipalities that faced challenging financial conditions.

As of 8/31/12:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

Fixed Rate Bonds	85.3%
Variable Rate Demand Obligations	6.3%
Put Bonds	2.9%
Refunded Bonds	2.5%
Floating Rate Notes	1.6%
Other	1.4%

By Credit Quality[2]

AAA	4.5%
AA	46.4%
A	40.5%
BBB	5.4%
BB	0.8%
Short-Term Ratings	1.3%
Unrated Securities	1.1%

Weighted Average Maturity[3]	6.1 Yrs
Weighted Average Duration[3]	5.6 Yrs

Manager views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	Maturity calculations are based on revised methodology adopted as of February 29, 2012. See Glossary for definitions of maturity and duration.

10 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free Bond Fundtm

Performance and Fund Facts as of 8/31/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

August 31, 2002 – August 31, 2012
Performance of Hypothetical
$10,000 Investment1,3

 Average Annual Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab California Tax-Free Bond Fundtm (2/24/92)	7.75%	5.44%	4.61%
Barclays 7-Year Municipal Bond Index	5.87%	6.61%	5.14%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	7.23%	4.95%	3.93%

Fund Expense Ratios4: Net 0.49%; Gross 0.59%

 Yields

30-Day SEC Yield[1,3]	1.63%

30-Day SEC Yield-No Waiver[1,5]	1.54%

Taxable-Equivalent Yield[6]	2.76%

12-Month Distribution Yield[1,3]	2.92%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.05%).

Schwab Tax-Free Bond Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2012 and held through August 31, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 3/1/12	at 8/31/12	3/1/12–8/31/12

Schwab Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$1,025.90	$2.50
Hypothetical 5% Return	0.49%	$1,000	$1,022.67	$2.49

Schwab California Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$1,026.30	$2.50
Hypothetical 5% Return	0.49%	$1,000	$1,022.67	$2.49

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

12 Schwab Tax-Free Bond Funds

Schwab Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/11–	9/1/10–	9/1/09–	9/1/08–	9/1/07–
	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	11.62	11.72	11.12	10.80	10.75

Income (loss) from investment operations:
Net investment income (loss)	0.30	0.31	0.31	0.39	0.45
Net realized and unrealized gains (losses)	0.54	0.06	0.72	0.32	0.05

Total from investment operations	0.84	0.37	1.03	0.71	0.50
Less distributions:
Distributions from net investment income	(0.30)	(0.31)	(0.31)	(0.39)	(0.45)
Distributions from net realized gains	(0.06)	(0.16)	(0.12)	—	—

Total distributions	(0.36)	(0.47)	(0.43)	(0.39)	(0.45)

Net asset value at end of period	12.10	11.62	11.72	11.12	10.80

Total return (%)	7.34	3.34	9.43	6.80	4.79

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	0.49	0.49	0.49	0.48
Gross operating expenses	0.59	0.61	0.63	0.66	0.69
Net investment income (loss)	2.51	2.74	2.71	3.60	4.21
Portfolio turnover rate	102	128	122	211	199
Net assets, end of period ($ x 1,000,000)	684	484	446	251	108

See financial notes 13

 Schwab Tax-Free Bond Fund

Portfolio Holdings as of August 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

93.1%		Fixed-Rate Obligations	599,664,120	636,166,794
8.7%		Variable-Rate Obligations	59,245,619	59,387,988

101.8%		Total Investments	658,909,739	695,554,782
(1	.8)%	Other Assets and Liabilities, Net		(12,049,338)

100.0%		Net Assets		683,505,444

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 93.1% of net assets

ALABAMA 1.4%
Birmingham
GO Refunding Warrants Series 2010A	5.00%	02/01/18	(f)	1,260,000	1,505,372
Camden IDB
Facilities RB (Weyerhaeuser) Series 2003A	6.13%	12/01/24	(b)(f)(h)	1,725,000	1,849,097
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15		250,000	283,378
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19		2,040,000	2,329,170
RB (Noland Health Services) Series 2012A	5.00%	12/01/20		1,000,000	1,141,810
RB (Noland Health Services) Series 2012A	5.00%	12/01/21		2,250,000	2,563,807

					9,672,634

ARIZONA 1.9%
Glendale IDA
RB (Midwestern Univ) Series 2010	5.00%	05/15/15		415,000	448,930
Maricopa Cnty UHSD
GO Bonds Series 2012A	3.00%	07/01/21		500,000	526,965
GO Bonds Series 2012A	4.00%	07/01/26	(b)	425,000	470,433
Payson USD No.10
School Improvement Bonds Series 2008B	5.75%	07/01/28	(b)(f)	1,375,000	1,588,977
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%	07/01/13		75,000	77,889
Pima Cnty
GO Bonds Series 2012A	3.00%	07/01/21		950,000	989,663
GO Bonds Series 2012A	4.00%	07/01/22		950,000	1,069,842
GO Bonds Series 2012A	4.00%	07/01/23	(b)	1,000,000	1,109,620
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/14		615,000	661,439
Hospital RB Series 2009	5.00%	07/01/15		170,000	187,056
Hospital RB Series 2009	5.50%	07/01/16		250,000	284,385
Hospital RB Series 2009	6.00%	07/01/18		450,000	541,548
Hospital RB Series 2009	5.75%	07/01/19		350,000	419,685
Hospital RB Series 2011	5.00%	07/01/19		2,050,000	2,348,664
Hospital RB Series 2011	5.00%	07/01/20		1,370,000	1,576,144
Yavapai Cnty IDA
Hospital Refunding RB (Northern Arizona Healthcare) Series 2011	3.00%	10/01/13		600,000	614,094

					12,915,334

14 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

ARKANSAS 0.5%
Fort Smith
Sales & Use Tax Refunding Bonds Series 2012	2.38%	05/01/27	(b)	965,000	972,044
Little Rock
Library Construction & Refunding Bonds Series 2012	3.10%	03/01/32	(b)(e)	2,500,000	2,518,850

					3,490,894

CALIFORNIA 15.1%
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,137,319
California
GO Bonds	5.00%	11/01/32	(b)(f)	1,240,000	1,354,440
RAN 2012-2013 Series A2	2.50%	06/20/13		4,500,000	4,575,870
Various Purpose GO Refunding Bonds	5.00%	10/01/21	(f)	1,000,000	1,221,700
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(f)	750,000	871,118
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21		750,000	885,285
California Health Facilities Financing Auth
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	4.00%	02/01/16	(a)(f)	2,475,000	2,643,745
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.50%	02/01/21	(a)	375,000	431,831
RB (Children’s Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(b)(f)	1,850,000	2,255,964
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27	(b)(f)	2,005,000	2,333,880
RB (Sanford Consortium) Series 2010A	5.00%	05/15/28	(b)(f)	2,060,000	2,388,570
California Public Works Board
Lease RB Series 2009I1	6.63%	11/01/34	(b)(f)	2,000,000	2,475,120
Lease RB Series 2012A	5.00%	04/01/24	(b)(f)	4,000,000	4,632,240
California Statewide Communities Development Auth
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13	(f)	4,000,000	4,144,120
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	(f)	1,875,000	2,014,406
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,256,475
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(f)(h)	1,620,000	1,691,312
Jefferson UHSD
GO Bonds Series 2006D	0.00%	08/01/37	(b)(g)	1,545,000	271,163
GO Bonds Series 2006D	0.00%	08/01/39	(b)(g)	3,950,000	583,178
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16		1,935,000	2,188,291
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19		4,245,000	4,855,134
Los Angeles Cnty
Refunding COP 2012	5.00%	03/01/23		1,500,000	1,780,065
Los Angeles Dept of Water & Power
Water System RB Series 2012C	5.00%	07/01/22		1,000,000	1,273,390
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2009A	5.00%	04/01/17		1,375,000	1,573,014
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/16		1,050,000	1,152,480
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/17		1,000,000	1,104,970
Lease RB (Capital Equipment) Series 2009C	5.00%	09/01/18		800,000	929,864
Lease RB (Capital Equipment) Series 2009C	4.50%	09/01/19		1,050,000	1,192,485
Lease RB (Real Property) Series 2009E	5.13%	09/01/27	(b)	1,590,000	1,753,039
Los Angeles USD
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/22		3,130,000	3,673,493
Refunding COP (Headquarters Building) Series 2012B	5.00%	10/01/30	(b)	900,000	1,004,004
Refunding COP (Headquarters Building) Series 2012B	5.00%	10/01/31	(b)	1,000,000	1,111,100
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	2,000,000	2,355,640
Palo Alto
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	3.00%	09/02/18		385,000	396,296

See financial notes 15

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	4.00%	09/02/19		480,000	517,910
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	4.00%	09/02/21		400,000	420,036
Palomar Health
COP 2010	5.25%	11/01/21	(b)	760,000	853,594
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/22	(b)	360,000	437,951
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32	(b)	3,530,000	3,972,521
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18		2,215,000	2,438,250
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31	(g)	2,000,000	848,240
GO Bonds Series 2010C	0.00%	07/01/32	(g)	1,500,000	600,825
GO Bonds Series 2010C	0.00%	07/01/33	(g)	1,000,000	377,070
GO Bonds Series 2010C	0.00%	07/01/34	(g)	1,750,000	619,028
GO Bonds Series 2010C	0.00%	07/01/35	(g)	1,300,000	430,716
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/15		1,730,000	1,856,428
GO Refunding Bonds Series 2012	4.00%	09/01/18		1,885,000	2,180,719
GO Refunding Bonds Series 2012	5.00%	09/01/20		2,195,000	2,707,971
Santa Cruz HSD
GO Refunding Bonds Series 2005	5.00%	08/01/29	(b)	5,180,000	5,336,022
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/31	(b)	2,440,000	2,834,865
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB (Juvenile Justice Center) Series 2012	5.00%	06/01/19		1,250,000	1,480,863
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	3.00%	10/01/21		490,000	539,426
Turlock Irrigation District
Sub Refunding RB Series 2011	5.00%	01/01/31	(b)	2,155,000	2,407,889
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,339,424
West Basin Municipal Water District
Refunding RB Series 2012A	5.00%	08/01/28	(b)	3,345,000	3,995,368
Woodland Finance Auth
Water RB Series 2011	6.00%	03/01/41	(b)	1,500,000	1,762,425

					103,468,542

COLORADO 1.2%
Aspen Valley Hospital District
Refunding RB Series 2012	5.00%	10/15/30	(b)	750,000	810,532
Refunding RB Series 2012	5.00%	10/15/33	(b)	500,000	545,565
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(f)	550,000	600,892
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/18	(f)	1,630,000	1,821,395
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19	(f)	1,735,000	1,942,870
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21		1,975,000	2,202,224

					7,923,478

CONNECTICUT 2.2%
Danbury
GO Refunding Bonds Series 2012	4.00%	08/01/22	(b)	505,000	588,330
GO Refunding Bonds Series 2012	2.25%	08/01/24	(b)	1,250,000	1,226,850
GO Refunding Bonds Series 2012	4.00%	08/01/25	(b)	745,000	840,025
New Haven
GO Bonds Series 2011A	5.00%	03/01/15		1,260,000	1,381,162
GO Refunding Bonds Series 2010B	4.00%	11/01/12		2,000,000	2,010,480
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16		705,000	769,028
GO Refunding Bonds 2011	4.00%	08/01/17		1,405,000	1,615,609
GO Refunding Bonds 2011	4.00%	08/01/18		1,575,000	1,839,269
GO Refunding Bonds 2011	4.00%	08/01/19		500,000	589,935

16 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Refunding Bonds 2011	3.00%	08/01/21	(b)	130,000	140,962
GO Refunding Bonds 2011	3.13%	08/01/22	(b)	125,000	135,535
West Haven
GO Bonds 2012	4.00%	08/01/19		1,410,000	1,513,663
GO Bonds 2012	5.00%	08/01/20		2,230,000	2,541,665

					15,192,513

DELAWARE 0.3%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29	(b)	1,955,000	2,096,425

DISTRICT OF COLUMBIA 0.4%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(b)(f)	300,000	366,729
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30	(b)	1,210,000	1,415,047
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%	10/01/17		50,000	57,610
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(f)	825,000	999,372

					2,838,758

FLORIDA 5.5%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008D1	6.25%	12/01/18		500,000	597,420
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ Tampa) Series 2012A	5.00%	04/01/19		1,220,000	1,407,697
Refunding RB (Univ Tampa) Series 2012A	5.25%	04/01/42	(b)	400,000	444,124
Florida Ports Financing Commission
Refunding RB (State Transportation Trust Fund-Intermodal Program) Series 2011A	5.00%	10/01/28	(b)	1,500,000	1,756,125
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2008A	6.10%	11/15/37	(b)(f)	1,000,000	1,061,460
Hillsborough Cnty School Board
Refunding COP (Master Lease Program) Series 2010A	5.00%	07/01/24	(b)	4,000,000	4,635,320
Refunding COP (Master Lease Program) Series 2012A	5.00%	07/01/29	(b)	2,000,000	2,328,700
Jacksonville Electric Auth
Electric System RB Series Three 2010A	3.00%	10/01/13		295,000	303,467
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		200,000	237,478
Miami-Dade Cnty
Aviation RB (Miami Int’l Airport) Series 2010A	5.00%	10/01/20		500,000	589,625
Aviation RB (Miami Int’l Airport) Series 2010A	5.50%	10/01/26	(b)	4,750,000	5,547,192
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(f)	1,100,000	1,263,515
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/13		800,000	809,024
RB (Nemours Foundation) Series 2009A	4.00%	01/01/14		300,000	313,098
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	472,287
RB (Nemours Foundation) Series 2009A	4.00%	01/01/16		625,000	685,412
RB (Nemours Foundation) Series 2009A	4.00%	01/01/17		560,000	625,554
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		300,000	353,484
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	643,367
Orlando Utilities Commission
Utility System Refunding RB Series 2012A	5.00%	10/01/25		1,500,000	1,915,875
Water & Electric RB Series 1996A	3.75%	10/01/23	(b)	1,900,000	1,964,315
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009	5.25%	10/01/18	(a)	2,200,000	2,681,162
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		75,000	86,253
Port St. Lucie
Refunding COP Series 2008	5.00%	09/01/13		845,000	878,166
Water & Sewer Special Assessment Refunding Bonds Series 2011A	1.25%	09/01/12		225,000	225,000
Water & Sewer Special Assessment Refunding Bonds Series 2011A	1.50%	09/01/13		200,000	201,214

See financial notes 17

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20		535,000	613,506
Sales Tax Refunding RB Series 2010	5.00%	10/01/21	(b)	490,000	598,217
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18		1,250,000	1,520,700
Tohopekaliga Water Auth
Utility System Refunding RB Series 2011A	5.75%	10/01/30	(b)	1,500,000	1,849,515
Utility System Refunding RB Series 2011A	5.75%	10/01/31	(b)	750,000	919,372

					37,527,644

GEORGIA 1.2%
Dawson Cnty SD
GO School Bonds Series 2010	3.00%	02/01/13	(f)	600,000	606,786
DeKalb Private Hospital Auth
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%	11/15/16		105,000	121,963
Fulton Cnty Development Auth
RB (Georgia State Univ-Student Recreation Center) Series 2011	5.00%	10/01/15		825,000	917,342
RB (Georgia State Univ-Student Recreation Center) Series 2011	5.00%	10/01/17		185,000	216,196
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(b)(f)	2,130,000	2,136,731
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%	08/01/19		250,000	283,117
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/21	(b)	95,000	110,493
Private Colleges & Universities Auth
RB (Mercer Univ) Series 2012A	5.25%	10/01/27	(b)	2,000,000	2,248,420
RB (Mercer Univ) Series 2012C	5.00%	10/01/17		500,000	567,830
RB (Mercer Univ) Series 2012C	4.00%	10/01/22		1,000,000	1,063,070

					8,271,948

HAWAII 1.7%
Hawaii
GO Bonds Series 2004DD	5.00%	05/01/19	(b)	2,275,000	2,450,744
GO Bonds Series 2011DZ	5.00%	12/01/21		3,355,000	4,235,385
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26	(b)	2,180,000	2,376,244
Honolulu
GO Bonds Series 2011A	5.25%	08/01/30	(b)	1,900,000	2,340,268
GO Bonds Series 2011A	5.25%	08/01/31	(b)	50,000	61,315

					11,463,956

IDAHO 0.8%
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19	(f)	1,915,000	2,174,693
GO Refunding Bonds Series 2011B	4.00%	08/15/21	(f)	1,885,000	2,205,714
GO Refunding Bonds Series 2011B	4.00%	08/15/22	(f)	1,000,000	1,170,650

					5,551,057

ILLINOIS 3.4%
Arlington Heights Park District
GO Refunding Park Bonds Series 2010B	2.00%	12/01/12		705,000	707,806
GO Refunding Park Bonds Series 2010B	2.00%	12/01/15		200,000	205,834
Chicago
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/17	(f)	1,000,000	1,158,560
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/18	(f)	1,200,000	1,406,568
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/19	(f)	750,000	886,830
Chicago Park District
GO Limited Tax Park Bonds Series 2010A	5.00%	01/01/25	(b)(f)	475,000	551,166
Illinois
GO Bonds Series January 2012A	4.00%	01/01/21		1,575,000	1,692,543
GO Bonds Series March 2012	5.00%	03/01/20		1,000,000	1,151,290
GO Bonds Series March 2012	5.00%	03/01/21		2,400,000	2,755,320

18 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Refunding Bonds Series February 2010	5.00%	01/01/18		2,375,000	2,723,745
GO Refunding Bonds Series June 2006	5.00%	01/01/19		1,220,000	1,405,696
GO Refunding Bonds Series May 2012	5.00%	08/01/18		3,000,000	3,467,940
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/14		200,000	216,218
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/20		400,000	495,088
Unemployment Insurance Fund Building Receipts RB Series 2012C	1.50%	06/15/21		1,000,000	1,001,920
Illinois Finance Auth
RB (Ascension Health) Series 2012E2	5.00%	11/15/42	(b)	1,300,000	1,516,463
Refunding RB (Alexian Brothers Health) Series 2010	4.00%	02/15/13		2,000,000	2,022,880
Railsplitter Tobacco Settlement Auth
Tobacco Settlement RB Series 2010	4.00%	06/01/13		50,000	51,265

					23,417,132

INDIANA 2.0%
Indiana Finance Auth
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22		1,000,000	1,157,450
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24	(b)	3,545,000	4,025,596
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/15		1,370,000	1,453,227
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/16		1,355,000	1,450,311
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	5.13%	08/15/27	(b)	1,000,000	1,043,360
Hospital RB (Parkview Health System) Series 2012A	4.00%	05/01/17		450,000	494,199
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19		945,000	1,163,701
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1	1.50%	11/15/36	(b)	2,500,000	2,544,400

					13,332,244

IOWA 0.3%
Iowa
Special Obligation Bonds (Prison Infrastructure Fund) Series 2010	5.00%	06/15/25	(b)	950,000	1,144,379
Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/12		1,000,000	1,009,060

					2,153,439

KANSAS 0.8%
Johnson Cnty USD No. 231
GO Refunding Bonds (Gardner-Edgerton) Series 2012A	5.00%	10/01/24	(b)	880,000	1,046,285
GO Refunding Bonds (Gardner-Edgerton) Series 2012A	5.00%	10/01/25	(b)	850,000	1,004,896
Kansas Development Finance Auth
Health Facilities RB (Hays Medical Center) Series 2010Q	3.00%	05/15/13		100,000	101,291
Hospital RB (Adventist Health/Sunbelt) Series 2009D	3.50%	11/15/12		180,000	181,112
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/14		50,000	54,268
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15		185,000	207,193
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012B	4.00%	09/01/20		365,000	399,430
Health Facilities RB (Olathe Medical Center) Series 2012B	4.00%	09/01/21		325,000	354,445
Health Facilities RB (Olathe Medical Center) Series 2012B	5.00%	09/01/24	(b)	440,000	505,872
Wichita
Hospital Facilities Refunding RB (Via Christi Health) Series 2009-IIIA	4.50%	11/15/12		340,000	342,315
Hospital Facilities Refunding RB (Via Christi Health) Series 2009X	5.25%	11/15/24	(b)	890,000	1,001,473

					5,198,580

KENTUCKY 0.4%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18		1,000,000	1,160,580
Kentucky State Property & Buildings Commission
Refunding RB (Project No. 100) Series A	5.00%	08/01/20		1,210,000	1,481,040

					2,641,620

MARYLAND 0.1%
Maryland Community Development Admin
Housing RB Series 1996A	5.88%	07/01/16	(b)	60,000	60,055

See financial notes 19

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Prince George’s Cnty
COP Series 2011	5.00%	10/01/30	(b)	400,000	468,196

					528,251

MASSACHUSETTS 3.0%
Chatham
GO Refunding Bonds	4.00%	07/01/13	(f)	285,000	293,886
GO Refunding Bonds	4.00%	07/01/14	(f)	60,000	64,013
GO Refunding Bonds	5.00%	07/01/16	(f)	250,000	291,473
GO Refunding Bonds	5.00%	07/01/17	(f)	245,000	293,422
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/31	(b)(f)(h)	6,700,000	7,303,871
Assessment Bonds Series 2005A	5.00%	07/01/14	(h)	535,000	580,282
Assessment Bonds Series 2005A	5.00%	07/01/14		315,000	341,542
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/31		2,795,000	3,617,820
Massachusetts Development Finance Agency
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		325,000	345,764
RB (Tufts Medical Center) Series 2011I	4.00%	01/01/13		700,000	706,923
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/14		915,000	959,872
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17		1,000,000	1,123,970
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18		885,000	999,714
Massachusetts Health & Educational Facilities Auth
RB (Northeastern Univ) Series 2008T3	2.70%	10/01/37	(b)	2,000,000	2,053,700
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20	(h)	725,000	856,196
Massachusetts Water Pollution Abatement Trust
State Revolving Fund Bonds Series16B	4.00%	08/01/42	(b)	450,000	468,877

					20,301,325

MICHIGAN 2.1%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25		950,000	1,174,286
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/26		1,245,000	1,547,722
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27		1,950,000	2,447,893
Michigan
Refunding Bonds (State Trunk Line Fund) Series 2009	5.00%	11/01/22	(b)	2,700,000	3,195,774
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	4.00%	12/01/13		1,000,000	1,044,340
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15		1,000,000	1,132,860
Unemployment Obligation Assessment RB Series 2012B	5.00%	07/01/23	(b)	1,000,000	1,075,890
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15		1,500,000	1,711,245
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19	(b)	1,000,000	1,013,450

					14,343,460

MINNESOTA 0.8%
Olmsted Cnty
GO Crossover Refunding Bonds Series 2012A	4.00%	02/01/23	(b)	1,935,000	2,268,807
Shakopee ISD No. 720
GO Crossover Refunding Bonds Series 2012A	4.00%	02/01/19		840,000	976,089
GO Crossover Refunding Bonds Series 2012A	5.00%	02/01/21		1,000,000	1,266,310
St. Paul Housing & Redevelopment Auth
Health Care RB (Gillette Children’s Specialty Healthcare) Series 2010	3.00%	02/01/13		240,000	241,039
University of Minnesota
GO Bonds Series 2011D	5.00%	12/01/20		220,000	276,727
GO Bonds Series 2011D	5.00%	12/01/21		475,000	601,022

					5,629,994

MISSISSIPPI 0.4%
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25	(b)	2,485,000	2,697,542

20 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

MISSOURI 1.0%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13	(f)	1,550,000	1,595,895
Hospital RB (Boone Hospital Center) Series 2012	4.00%	08/01/17		1,000,000	1,090,500
Hospital RB (Boone Hospital Center) Series 2012	4.00%	08/01/18		400,000	437,328
Hanley Road & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/25	(b)(h)	1,260,000	1,264,221
Missouri Health & Educational Facilities Auth
Health Facilities RB (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011	3.00%	12/01/12		1,150,000	1,156,498
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17	(a)	1,400,000	1,586,438

					7,130,880

NEBRASKA 0.1%
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19		425,000	510,098

NEVADA 2.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	2.00%	09/01/13	(e)	635,000	641,090
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	3.00%	09/01/14	(e)	550,000	567,286
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	4.00%	09/01/15	(e)	370,000	394,339
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18	(e)	1,265,000	1,436,041
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/33	(b)(e)	700,000	745,290
Clark Cnty
Airport Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15	(f)	1,115,000	1,233,078
Airport System RB Sr Series 2010D	5.00%	07/01/17	(f)	1,000,000	1,166,680
Airport System RB Sr Series 2010D	5.00%	07/01/18	(f)	1,920,000	2,282,496
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18	(b)	340,000	378,723
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18		5,375,000	6,383,242

					15,228,265

NEW HAMPSHIRE 0.6%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		305,000	377,108
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38	(b)	400,000	467,244
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(b)	1,290,000	1,405,068
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28	(b)	1,500,000	1,631,580

					3,881,000

NEW JERSEY 5.3%
Bergen Cnty
GO Bonds Series 2011A	2.25%	12/01/21	(f)	1,975,000	2,034,981
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(f)	430,000	458,724
General Improvement Refunding Bonds	3.00%	12/01/16		320,000	350,102
General Improvement Refunding Bonds	3.00%	12/01/17		285,000	313,546
General Improvement Refunding Bonds	4.00%	12/01/18		400,000	466,312
Gloucester Cnty Improvement Auth
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/17		425,000	481,976
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/18		465,000	542,390
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/19		485,000	555,306
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/20		510,000	586,668
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/21		355,000	409,099
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/22		480,000	554,030
Kearny
GO Refunding Bonds Series 2011	2.00%	01/15/13		2,355,000	2,366,257

See financial notes 21

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/14		215,000	229,809
Refunding RB Series 2011	4.00%	09/01/15		1,000,000	1,094,550
Refunding RB Series 2011	4.00%	09/01/16		150,000	168,480
Refunding RB Series 2011	4.00%	09/01/17		1,620,000	1,849,019
Middlesex Cnty
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/18		1,150,000	1,265,587
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	3.00%	06/15/19		1,020,000	1,059,984
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/20		1,000,000	1,098,690
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/21		565,000	618,788
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415,000	458,832
Lease Refunding RB (Youth Detention Center) Series 2010	2.00%	07/01/14		430,000	441,193
Lease Refunding RB (Youth Detention Center) Series 2010	3.00%	07/01/16		225,000	244,026
Refunding RB (Open Space Trust Fund) Series 2011	3.00%	09/15/16		1,520,000	1,661,041
Refunding RB (Open Space Trust Fund) Series 2011	4.00%	09/15/21		625,000	722,163
Monmouth Cnty Improvement Auth
Governmental Loan RB (Atlantic Highlands) Series 2010	3.00%	02/01/13		245,000	247,800
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	105,508
Morris Cnty Improvement Auth
Guaranteed Pooled Program Bonds Series 2012A	3.00%	02/01/19		705,000	761,259
Guaranteed Pooled Program Bonds Series 2012A	3.00%	02/01/20		695,000	747,556
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/29	(b)	150,000	167,139
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19		135,000	153,388
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16		920,000	1,063,446
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19		2,500,000	2,990,325
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15		10,000	11,551
Transportation System Bonds Series 2011A	5.13%	06/15/29	(b)	1,000,000	1,168,720
Transportation System Bonds Series 2011B	5.50%	06/15/31	(b)	1,150,000	1,369,328
Passaic Cnty
Refunding Bonds Series 2011	5.00%	05/01/17		4,180,000	4,849,343
Refunding Bonds Series 2012	4.00%	02/01/17		1,160,000	1,286,753
Refunding Bonds Series 2012	4.00%	02/01/18		300,000	335,799
Refunding Bonds Series 2012	4.00%	02/01/19		600,000	671,772
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/12		75,000	75,000
General Improvement Refunding Bonds	4.00%	09/01/13		125,000	129,665

					36,165,905

NEW MEXICO 0.5%
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19		500,000	583,010
GO Refunding Bonds Series 2010	4.00%	02/01/20		105,000	123,165
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		500,000	559,115
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	11,614
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18		735,000	849,623
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/19		1,000,000	1,160,280

					3,286,807

NEW YORK 11.1%
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18		360,000	416,866
GO Refunding Bonds Series 2010B	4.00%	12/01/19		125,000	145,049
Long Island Power Auth
Electric System General RB Series 2012B	5.00%	09/01/25	(b)	1,000,000	1,192,420
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15		320,000	363,690
Dedicated Tax Fund Refunding Bonds Series 2011A	4.00%	11/15/13		1,000,000	1,043,850

22 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Transportation RB Series 2011A	5.00%	11/15/21		2,500,000	3,040,100
Transportation RB Series 2012C	5.00%	11/15/41	(b)	900,000	1,008,288
Transportation Refunding RB Series 2002D1	4.00%	11/01/22		2,760,000	3,092,304
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	176,045
New York City
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17	(b)	3,090,000	3,487,837
GO Bonds Fiscal 2012 Series I	5.00%	08/01/19		5,000,000	6,128,700
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2012 Series DD	4.00%	06/15/18	(b)	2,500,000	2,809,725
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16		3,000,000	3,390,390
Future Tax Secured Sub RB Fiscal 2010 Series I-2	5.00%	11/01/18		900,000	1,104,039
Future Tax Secured Sub RB Fiscal 2010 Series I-2	5.00%	11/01/20	(b)	700,000	864,528
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35	(b)	5,000,000	5,737,750
New York State Bridge Auth
General RB Series 2012	4.00%	01/01/21		6,730,000	7,717,829
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		750,000	856,627
Mental Health Services Facilities RB Series 2010A	4.00%	02/15/13	(h)	5,000	5,083
Mental Health Services Facilities RB Series 2010A	4.00%	02/15/13		945,000	960,375
RB (Cornell Univ) Series 1990B	5.00%	07/01/18		80,000	97,389
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/15		1,000,000	1,110,320
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/19		1,370,000	1,618,299
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000,000	3,616,320
State Personal Income Tax RB Series 2012B	5.00%	03/15/20		5,000,000	6,156,900
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/20		4,000,000	4,976,400
New York State Thruway Auth
General RB Series I	5.00%	01/01/20		500,000	599,015
General RB Series I	5.00%	01/01/21		1,000,000	1,205,870
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/16		505,000	564,595
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%	04/01/16		1,590,000	1,833,636
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/17		750,000	849,532
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	688,817
North Syracuse CSD
GO Refunding Bonds Series 2012B	3.00%	06/15/16	(e)	1,260,000	1,357,007
GO Refunding Bonds Series 2012B	4.00%	06/15/17	(e)	800,000	906,024
Port Auth of New York & New Jersey
Consolidated Bonds 173rd Series	4.00%	12/01/22	(b)	4,875,000	5,566,665
Scarsdale UFSD
School District GO Refunding Serial Bonds 2012	5.00%	02/01/17		320,000	378,179
School District GO Refunding Serial Bonds 2012	5.00%	02/01/18		350,000	423,861
School District GO Refunding Serial Bonds 2012	4.00%	02/01/19		260,000	304,036

					75,794,360

NORTH CAROLINA 1.7%
Durham Cnty
COP Series 2009A	4.00%	06/01/18		1,800,000	2,034,774
North Carolina
Limited Obligation Refunding Bonds Series 2011B	5.00%	11/01/23	(b)	500,000	611,760
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28	(b)	1,500,000	1,628,250
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/15		915,000	969,305
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	3.50%	01/01/18		120,000	128,724
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21		5,000,000	5,910,700
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17		525,000	601,949

					11,885,462

OHIO 3.1%
Akron, Bath & Copley Jt Township Hospital District
Hospital Refunding RB (Children’s Hospital Medical Center) Series 2012	5.00%	11/15/24	(b)	1,250,000	1,418,313

See financial notes 23

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Bowling Green State Univ
General Receipts Bonds Series 2010A	3.00%	06/01/13		170,000	173,271
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/14		585,000	603,638
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15		580,000	602,318
Columbus
Unlimited Tax GO Bonds Series 2011A	5.00%	07/01/18		2,000,000	2,448,600
Unlimited Tax GO Bonds Series 2012A	5.00%	02/15/25	(b)	3,000,000	3,764,670
Unlimited Tax Refunding Bonds Series 2012-3	5.00%	08/15/17	(e)	2,000,000	2,409,420
Ohio Housing Finance Agency
M/F Housing RB (Haddon Hall Apts) Series 2012F	1.00%	08/01/14	(b)(h)	3,000,000	3,000,000
Ohio Water Development Auth
RB (Water Pollution Control Loan Fund) Series 2010	5.00%	12/01/23	(b)	2,185,000	2,632,663
RB (Water Pollution Control Loan Fund) Series 2010A	5.00%	12/01/24	(b)	1,200,000	1,436,904
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18		1,100,000	1,305,502
General Receipts Bonds Series 2011B	5.00%	06/01/30	(b)	1,000,000	1,142,740
Westerville
GO Limited Tax Bonds Series 2010	4.00%	12/01/18		365,000	428,623

					21,366,662

OKLAHOMA 0.7%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(f)	695,000	792,828
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Broken Arrow Public Schools) Series 2012	4.00%	09/01/22		3,750,000	4,163,813

					4,956,641

OREGON 1.6%
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	600,000	615,372
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20	(a)	2,395,000	2,781,290
Oregon Health & Science Univ
RB Series 2012A	5.00%	07/01/20		1,000,000	1,198,520
RB Series 2012A	5.00%	07/01/22		1,500,000	1,815,945
RB Series 2012A	5.00%	07/01/26	(b)	500,000	591,490
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2011C	5.00%	10/01/21		800,000	963,544
RB (Providence Health & Services) Series 2011C	5.00%	10/01/22	(b)	300,000	357,033
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21		2,000,000	2,416,860

					10,740,054

PENNSYLVANIA 2.5%
Beaver Cnty Hospital Auth
RB (Heritage Valley Health) Series 2012	3.00%	05/15/13		500,000	507,500
Lehigh Cnty General Purpose Auth
Hospital RB (St Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/33	(b)(h)	1,900,000	1,991,903
Pennsylvania
COP (Dept of Corrections) Series 2010A	3.00%	04/01/18		620,000	658,241
COP (Dept of Corrections) Series 2010A	3.05%	10/01/18		1,580,000	1,685,560
COP (Dept of Corrections) Series 2010A	3.30%	10/01/19		955,000	1,027,962
COP (Dept of Corrections) Series 2010A	3.50%	04/01/20		465,000	503,893
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Waste Management) Series 2006	2.75%	09/01/13		2,000,000	2,037,440
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/18		2,000,000	2,407,900
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/20		1,070,000	1,313,008
Philadelphia
GO Refunding Bonds Series 2008A	5.25%	12/15/19	(b)	4,080,000	4,797,672

					16,931,079

24 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

PUERTO RICO 1.8%
Puerto Rico
Public Improvement Refunding Bonds Series 2006A	5.00%	07/01/16		850,000	924,655
Puerto Rico Electric Power Auth
Power RB Series LL	5.50%	07/01/19		2,240,000	2,572,528
Power RB Series ZZ	5.25%	07/01/23	(b)	1,850,000	2,047,025
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Auth
Higher Education RB & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	4.00%	10/01/14		300,000	315,915
Higher Education RB & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	5.00%	10/01/15		1,000,000	1,099,220
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.75%	08/01/37	(b)	5,000,000	5,567,650

					12,526,993

SOUTH CAROLINA 0.1%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22		95,000	121,496
Refunding RB Series 2010B	5.00%	03/01/23		495,000	641,362

					762,858

SOUTH DAKOTA 0.4%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/13		300,000	305,280
RB Series 2011	3.00%	06/01/15		620,000	650,461
RB Series 2011	3.00%	06/01/16		615,000	653,696
RB Series 2011	4.00%	06/01/20	(b)	120,000	133,292
RB Series 2011	4.00%	06/01/21	(b)	405,000	447,193
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17		250,000	287,600

					2,477,522

TENNESSEE 0.8%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14		70,000	72,886
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14		900,000	991,215
Refunding Bonds Series 2011	5.00%	05/01/20		2,000,000	2,492,800
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	3.00%	11/01/18		950,000	979,659
RB (Belmont Univ) Series 2012	4.00%	11/01/21		1,000,000	1,072,040

					5,608,600

TEXAS 7.7%
Arlington ISD
Unlimited Tax GO Bonds Series 2011A	5.00%	02/15/36	(a)(b)(f)	3,650,000	4,164,942
Beaumont ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/33	(a)(b)(f)	2,315,000	2,731,723
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/36	(a)(b)(f)	1,900,000	2,195,298
Burkburnett ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	250,000	252,360
Cedar Hill ISD
Unlimited Tax Refunding Bonds Series 2012A	0.00%	02/15/23	(a)(g)	225,000	174,125
Unlimited Tax Refunding Bonds Series 2012A	0.00%	02/15/24	(a)(g)	450,000	336,744
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%	02/15/19	(f)	695,000	805,463
Dallas-Fort Worth
Jt Refunding RB Series 2012B	5.00%	11/01/22	(b)	1,630,000	1,942,063
Del Valle ISD
Unlimited Tax Refunding Bonds Series 2010	4.00%	02/01/13	(a)	250,000	253,813
Denver City Independent School District
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/16	(a)(b)	580,000	587,006

See financial notes 25

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/17	(a)(b)	1,000,000	1,010,480
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	1,220,000	1,230,480
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/19	(a)(b)	1,775,000	1,785,916
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%	03/01/19	(b)	400,000	474,856
Ferris ISD
Unlimited Tax Refunding Bonds Series 2011	2.00%	08/15/17	(a)	345,000	362,105
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/18	(a)	150,000	160,883
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/19	(a)(b)	340,000	356,881
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		100,000	118,471
Fort Worth
Combination Tax & Parking Revenue GO Bonds Series 2009	4.45%	03/01/18	(c)	1,880,000	2,089,376
Garland ISD
Unlimited Tax Refunding Bonds Series 2012A	3.00%	02/15/22	(a)(b)	1,465,000	1,473,263
Unlimited Tax Refunding Bonds Series 2012A	3.00%	02/15/23	(a)(b)	1,525,000	1,531,329
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009B2	5.00%	12/01/41	(b)	1,000,000	1,031,730
Houston Community College System
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/16		500,000	575,935
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/17		500,000	591,695
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/18		1,000,000	1,209,560
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		660,000	758,934
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%	09/15/18		150,000	167,358
Loop ISD
Unlimited Tax GO Bonds Series 2012	2.00%	02/15/16	(a)(b)	375,000	379,354
Unlimited Tax GO Bonds Series 2012	2.00%	02/15/18	(a)(b)	350,000	352,842
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20		1,750,000	2,057,580
Midland ISD
Unlimited Tax Refunding Bonds Series 2011	5.00%	02/15/18	(a)	625,000	755,606
Unlimited Tax Refunding Bonds Series 2011	4.00%	02/15/20	(a)	860,000	1,006,888
Unlimited Tax Refunding Bonds Series 2012	4.00%	02/15/20	(a)	510,000	597,108
Unlimited Tax Refunding Bonds Series 2012	4.00%	02/15/21	(a)	1,265,000	1,485,287
North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2012	5.00%	08/15/26	(b)	1,000,000	1,173,620
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21		500,000	615,415
Plano
GO Refunding RB Series 2011	5.00%	09/01/21		750,000	937,717
Rockwall ISD
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/20	(a)	185,000	228,377
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/22	(a)(b)	450,000	552,380
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/24	(a)(b)	475,000	577,211
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		200,000	214,286
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		1,130,000	1,334,372
Sunnyvale ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/19	(a)	195,000	239,173
Unlimited Tax GO Bonds Series 2011	3.00%	02/15/20	(a)	110,000	121,088
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/22	(a)(b)	220,000	273,152
Tatum ISD
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/23	(a)(b)	750,000	878,917
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/25	(a)(b)	680,000	791,098
Texas Public Finance Auth
Unemployment Compensation Obligation Assessment RB Series 2010A	2.60%	07/01/20		765,000	771,602
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28	(b)	875,000	953,374
Tomball ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/21	(a)	250,000	313,058
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		1,625,000	1,959,571
United ISD
Unlimited Tax Refunding Bonds Series 2012	3.00%	08/15/22	(a)	2,100,000	2,282,532

26 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Williamson Cnty
Limited Tax GO Refunding Bonds Series 2011	5.00%	02/15/21		1,000,000	1,254,900
Wink Loving ISD
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/15	(a)	700,000	742,770
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/16	(a)	700,000	757,393
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/17	(a)	500,000	546,990

					52,526,450

UTAH 0.3%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		950,000	1,069,919
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%	02/01/15		725,000	764,302
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16		300,000	322,950

					2,157,171

VERMONT 0.7%
Vermont HFA
RB Series 2011A	4.50%	02/01/26	(b)	4,455,000	4,887,269

VIRGINIA 1.2%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB (Juvenile Courts) Series 2010A	4.00%	01/01/19	(f)	455,000	524,515
Hanover Cnty
Public Improvement Refunding RB Series 2011A	5.25%	01/15/31	(b)	345,000	414,711
Henrico Cnty
GO Refunding Bonds Series 2009	4.00%	03/01/18		95,000	110,397
GO Refunding Bonds Series 2010	5.00%	07/15/17		500,000	601,985
Leesburg
GO Refunding Bonds Series 2009B	3.00%	02/01/13		60,000	60,681
Prince William Cnty IDA
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.00%	09/01/17		445,000	513,307
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/18		255,000	281,969
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/20		325,000	356,392
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.50%	09/01/34	(b)	405,000	463,964
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		85,000	95,693
Virginia Beach Development Auth
M/F Housing RB (New Sands Apts) Series 2011	1.10%	12/01/13	(b)(h)	2,925,000	2,935,296
Virginia Commonwealth Univ Health System Auth
General RB Series 2011	5.00%	07/01/26	(b)	590,000	697,368
General RB Series 2011	5.00%	07/01/27	(b)	1,000,000	1,175,960
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20	(b)	175,000	189,511

					8,421,749

WASHINGTON 3.0%
Bellevue
Limited Tax GO Refunding Bonds Series 2012B	4.00%	12/01/43	(b)	2,000,000	2,040,380
Camas SD No. 117
Unlimited Tax GO Refunding Bonds 2012	2.00%	12/01/13	(a)(e)	1,950,000	1,987,206
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/17	(a)(e)	2,850,000	3,439,807
Clark Cnty SD No. 122 (Ridgefield)
Unlimited Tax GO Bonds 2012	3.00%	12/01/20	(a)	1,520,000	1,644,473
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,232,670
Washington
GO Bonds Series 1990A	6.75%	02/01/15		640,000	677,485
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/20		700,000	832,223
RB (Providence Health & Services) Series 2012A	5.00%	10/01/22		1,800,000	2,154,078

See financial notes 27

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Washougal SD No. 112-6
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/15	(a)(e)	830,000	943,420
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/18	(a)(e)	2,390,000	2,921,201
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/19	(a)(e)	1,280,000	1,577,203
Yakima Cnty SD No. 119 (Selah)
Unlimited Tax GO Bonds 2012	3.00%	12/01/21	(a)	845,000	903,398

					20,353,544

WISCONSIN 1.2%
Kaukauna Area SD
GO Refunding Bonds	3.00%	03/01/13		1,000,000	1,012,320
GO Refunding Bonds	3.00%	03/01/14		495,000	512,177
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/25	(b)	475,000	508,497
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27	(b)	1,250,000	1,420,212
RB (Aurora Health Care) Series 2012A	5.00%	07/15/26	(b)	2,000,000	2,246,160
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		450,000	501,458
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24	(b)	805,000	944,539
RB (Gundersen Lutheran) Series 2011A	2.50%	10/15/13		750,000	765,292

					7,910,655

Total Fixed-Rate Obligations
(Cost $599,664,120)					636,166,794

Variable-Rate Obligations 8.7% of net assets

ALASKA 0.2%
Valdez
Marine Terminal Refunding RB (Exxon Pipeline) Series 1993C	0.17%	12/01/33	(b)	1,500,000	1,500,000

CALIFORNIA 0.5%
California
GO Bonds Series 2004A1	0.18%	05/01/34	(a)(b)	2,000,000	2,000,000
California Infrastructure & Economic Development Bank
RB (Contemporary Jewish Museum) Series 2006	0.23%	12/01/36	(a)(b)	980,000	980,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.16%	07/01/35	(a)(b)	250,000	250,000

					3,230,000

CONNECTICUT 2.4%
Connecticut
GO Bonds Series 2011A	1.09%	05/15/18		5,275,000	5,340,885
GO Bonds Series 2011C	1.27%	05/15/19		5,000,000	5,049,950
GO Bonds Series 2012A	1.42%	04/15/20	(f)	1,000,000	1,016,040
Connecticut HFA
Housing Mortgage Finance Program Series 2009A2	0.18%	05/15/39	(a)(b)	5,000,000	5,000,000

					16,406,875

DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.92%	12/01/17	(b)	3,240,000	3,243,078

ILLINOIS 1.1%
Illinois Finance Auth
RB (Provena Health) Series 2010C	0.18%	05/01/45	(a)(b)	3,500,000	3,500,000
RB (Univ of Chicago Medical Center) Series 2009E1	0.18%	08/01/43	(a)(b)	4,000,000	4,000,000

					7,500,000

28 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

MASSACHUSETTS 1.3%
Massachusetts
GO Refunding Bonds Series 2010A	0.55%	02/01/13	(b)	1,500,000	1,500,585
GO Refunding Bonds Series 2011A	0.83%	02/01/15	(b)	1,000,000	1,007,180
Massachusetts Health & Educational Facilities Auth
RB (Museum of Fine Arts) Series 2007A2	0.23%	12/01/37	(a)(b)	6,000,000	6,000,000

					8,507,765

NEW JERSEY 0.4%
New Jersey
TRAN Series Fiscal 2013B	0.50%	06/27/13	(b)	3,000,000	3,000,000

NEW YORK 1.2%
New York City
GO Bonds Fiscal 1995 Series B5	0.19%	08/15/22	(a)(b)	5,000,000	5,000,000
GO Bonds Fiscal 1995 Series B7	0.23%	08/15/18	(a)(b)	3,500,000	3,500,000

					8,500,000

PENNSYLVANIA 0.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F	1.22%	05/15/38	(b)(f)	1,500,000	1,500,270

TEXAS 0.7%
Lower Neches Valley Auth
RB (ExxonMobil) Series 2012	0.16%	05/01/46	(b)	5,000,000	5,000,000

UTAH 0.2%
Murray
Hospital RB (IHC Health Services) Series 2005D	0.18%	05/15/37	(a)(b)	1,000,000	1,000,000

Total Variable-Rate Obligations
(Cost $59,245,619)					59,387,988

End of Investments.

At 08/31/12, the tax basis cost of the fund’s investments was $658,896,463 and the unrealized appreciation and depreciation were $36,769,318 and ($110,999), respectively, with a net unrealized appreciation of $36,658,319.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,704,748 or 0.4% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $615,372 or 0.1% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Zero Coupon Bond.
(h)	Refunded bond.

See financial notes 29

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

COP —	Certificate of participation
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Fixed-Rate Obligations[1]	$—	$636,166,794	$—	$636,166,794
Variable-Rate Obligations[1]	—	59,387,988	—	59,387,988

Total	$—	$695,554,782	$—	$695,554,782

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2012.

30 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of August 31, 2012

Assets

Investments, at value (cost $658,909,739)		$695,554,782
Cash		466,823
Receivables:
Investments sold		8,534,101
Interest		5,469,380
Fund shares sold		798,440
Prepaid expenses	+	10,236

Total assets		710,833,762

Liabilities

Payables:
Investments bought		25,952,237
Investment adviser and administrator fees		10,822
Shareholder services fees		14,305
Fund shares redeemed		792,781
Distributions to shareholders		486,452
Accrued expenses	+	71,721

Total liabilities		27,328,318

Net Assets

Total assets		710,833,762
Total liabilities	−	27,328,318

Net assets		$683,505,444

Net Assets by Source
Capital received from investors		638,841,777
Net investment income not yet distributed		47,752
Net realized capital gains		7,970,872
Net unrealized capital gains		36,645,043

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$683,505,444		56,473,220		$12.10

See financial notes 31

 Schwab Tax-Free Bond Fund

Statement of
Operations
For September 1, 2011 through August 31, 2012

Investment Income

Interest		$17,335,662

Expenses

Investment adviser and administrator fees		1,671,253
Shareholder service fees		1,379,383
Portfolio accounting fees		93,377
Registration fees		71,477
Shareholder reports		58,012
Professional fees		44,783
Transfer agent fees		41,055
Custodian fees		16,898
Trustees’ fees		12,973
Interest expense		156
Other expenses	+	9,989

Total expenses		3,399,356
Expense reduction by CSIM and/or Schwab	−	566,309
Custody credits	−	366

Net expenses	−	2,832,681

Net investment income		14,502,981

Realized and Unrealized Gains (Losses)

Net realized gains on investments		9,166,729
Net realized losses on futures contracts	+	(166,954)

Net realized gains		8,999,775
Net unrealized gains on investments	+	16,888,403

Net realized and unrealized gains		25,888,178

Increase in net assets resulting from operations		$40,391,159

32 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/11-8/31/12			9/1/10-8/31/11
Net investment income		$14,502,981	$11,756,182
Net realized gains		8,999,775	3,424,669
Net unrealized gains (losses)	+	16,888,403	(2,035,741)

Increase in net assets from operations		40,391,159	13,145,110

Distributions to shareholders

Distributions from net investment income		(14,493,372)	(11,758,877)
Distributions from net realized gains	+	(2,753,934)	(6,038,451)

Total distributions		($17,247,306)	($17,797,328)

Transactions in Fund Shares

		9/1/11-8/31/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		27,547,803	$326,984,360	24,816,252	$281,888,872
Shares reinvested		902,348	10,697,148	980,826	11,064,589
Shares redeemed	+	(13,586,380)	(160,853,175)	(22,242,258)	(250,832,157)

Net transactions in fund shares		14,863,771	$176,828,333	3,554,820	$42,121,304

Shares Outstanding and Net Assets

		9/1/11-8/31/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		41,609,449	$483,533,258	38,054,629	$446,064,172
Total increase	+	14,863,771	199,972,186	3,554,820	37,469,086

End of period		56,473,220	$683,505,444	41,609,449	$483,533,258

Net investment income not yet distributed			$47,752		$47,752

See financial notes 33

Schwab California Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/11–	9/1/10–	9/1/09–	9/1/08–	9/1/07–
	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	11.77	11.94	11.30	11.37	11.30

Income (loss) from investment operations:
Net investment income (loss)	0.34	0.36	0.35	0.42	0.47
Net realized and unrealized gains (losses)	0.56	(0.07)	0.64	(0.07)	0.07

Total from investment operations	0.90	0.29	0.99	0.35	0.54
Less distributions:
Distributions from net investment income	(0.34)	(0.36)	(0.35)	(0.42)	(0.47)
Distributions from net realized gains	(0.02)	(0.10)	—	—	—

Total distributions	(0.36)	(0.46)	(0.35)	(0.42)	(0.47)

Net asset value at end of period	12.31	11.77	11.94	11.30	11.37

Total return (%)	7.75	2.55	8.89	3.24	4.89

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	0.49	0.49	0.49	0.49
Gross operating expenses	0.59	0.59	0.59	0.60	0.61
Net investment income (loss)	2.84	3.12	2.99	3.82	4.16
Portfolio turnover rate	101	68	88	119	89
Net assets, end of period ($ x 1,000,000)	434	379	446	361	308

34 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings as of August 31, 2012

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

91.6%	Fixed-Rate Obligations	370,356,736	397,431,974
7.9%	Variable-Rate Obligations	34,190,000	34,218,289

99.5%	Total Investments	404,546,736	431,650,263
0.5%	Other Assets and Liabilities, Net		2,162,014

100.0%	Net Assets		433,812,277

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 91.6% of net assets

CALIFORNIA 89.7%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)(e)	5,000,000	5,976,800
RB (Channing House) Series 2010	5.25%	05/15/20	(a)(e)	2,000,000	2,221,300
RB (Sharp HealthCare) Series 2009B	6.00%	08/01/24	(b)(e)	875,000	1,053,876
RB (Sharp HealthCare) Series 2011A	6.00%	08/01/30	(b)(e)	2,000,000	2,460,400
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28	(b)(e)	535,000	597,900
Alhambra USD
Refunding GO Bonds Series 2012A	5.00%	08/01/21		500,000	604,975
Refunding GO Bonds Series 2012A	5.00%	08/01/22		500,000	609,530
Refunding GO Bonds Series 2012A	5.00%	08/01/24	(b)	675,000	808,447
Anaheim Public Financing Auth
Electric System Distribution Facilities RB Series 2011A	5.00%	10/01/25	(b)(e)	2,000,000	2,361,520
Lease Refunding RB Series 2008	4.50%	08/01/17	(e)	565,000	659,378
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16	(e)	100,000	112,384
Bret Harte UHSD
GO BAN 2012	3.00%	03/15/15	(e)	2,500,000	2,624,350
California
Economic Recovery Bonds Series 2004A	5.25%	07/01/13	(g)	165,000	171,805
Economic Recovery Bonds Series 2004A	5.25%	07/01/13		275,000	286,272
GO Bonds	5.00%	09/01/18		3,000,000	3,599,010
GO Bonds	5.50%	04/01/19		1,000,000	1,231,750
GO Bonds	5.00%	11/01/19		3,000,000	3,637,050
GO Bonds	5.00%	09/01/20		2,560,000	3,111,603
GO Bonds	5.00%	11/01/24	(b)	2,000,000	2,340,920
GO Bonds	5.00%	11/01/25	(b)(e)	2,640,000	3,037,795
GO Bonds	5.25%	12/01/28	(b)(g)	525,000	569,966
GO Bonds	6.50%	04/01/33	(b)	1,425,000	1,789,928
GO Bonds	6.00%	11/01/35	(b)	1,440,000	1,738,829
GO Bonds Series 2000	5.63%	05/01/18	(b)	50,000	50,188
GO Refunding Bonds	5.00%	02/01/14		500,000	531,340
GO Refunding Bonds	5.00%	10/01/17		705,000	836,377
GO Refunding Bonds	5.00%	09/01/21		1,455,000	1,776,249
GO Refunding Bonds	5.25%	10/01/22		2,785,000	3,488,380
GO Refunding Bonds	5.25%	10/01/32	(b)(e)	4,350,000	4,999,063
GO Refunding Bonds	5.00%	10/01/41	(b)	1,000,000	1,095,330
Home Purchase RB Series 2012A	3.00%	12/01/21	(b)	3,105,000	3,194,082
RAN 2012-2013 Series A2	2.50%	06/20/13		3,075,000	3,126,844
California Dept of Veterans Affairs
Home Purchase RB Series 2011A	3.00%	12/01/19		500,000	516,110

See financial notes 35

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
California Dept of Water Resources
Power Supply RB Series 2008H	4.50%	05/01/17		1,550,000	1,812,957
Power Supply RB Series 2010M	4.00%	05/01/19		750,000	876,045
Water System RB (Central Valley) Series AI	5.00%	12/01/16		2,000,000	2,377,680
California Educational Facilities Auth
RB (Pepperdine Univ) Series 2012	5.00%	09/01/27	(b)	600,000	728,286
RB (Pomona College) Series 2011	4.00%	01/01/13	(e)	320,000	323,923
RB (Pomona College) Series 2011	4.00%	01/01/14	(e)	395,000	414,446
RB (Pomona College) Series 2011	4.00%	01/01/15	(e)	280,000	301,692
RB (Pomona College) Series 2011	4.00%	01/01/16	(e)	400,000	444,768
RB (Pomona College) Series 2011	4.00%	01/01/17	(e)	200,000	226,206
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21	(e)	575,000	678,718
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	(e)	2,000,000	2,650,980
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17	(e)	1,230,000	1,395,312
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18	(e)	680,000	794,770
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/21	(e)	500,000	583,200
California Health Facilities Financing Auth
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.25%	02/01/20	(a)(e)	1,000,000	1,131,320
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.25%	12/01/12	(a)(e)	100,000	100,571
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)(e)	170,000	174,753
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)(e)	150,000	162,030
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.75%	12/01/16	(a)(e)	340,000	377,492
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)(e)	200,000	225,156
Insured RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)(e)	175,000	200,982
RB (Adventist Health/West) Series 2009C	5.00%	03/01/14	(e)	750,000	797,482
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/27	(b)(e)	1,500,000	1,606,755
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17	(e)	750,000	845,100
RB (Memorial Health Services) Series 2012A	5.00%	10/01/17	(e)	1,000,000	1,175,570
RB (Rady Children’s Hospital) Series 2011	5.50%	08/15/26	(b)(e)	3,935,000	4,502,191
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(e)	3,285,000	3,813,392
RB (St. Joseph Health) Series 2009C	5.00%	07/01/34	(b)(e)	3,000,000	3,241,500
Refunding RB (Sutter Health) Series 2011D	5.00%	08/15/24	(b)(e)	1,000,000	1,164,340
California HFA
Limited Obligation M/F Housing RB (Woolf House Apts) Series 2011B	1.05%	01/01/14	(b)(e)	5,000,000	5,019,150
California Infrastructure & Economic Development Bank
RB (California ISO) Series 2009A	5.25%	02/01/21	(b)(e)	1,925,000	2,086,142
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17		315,000	360,694
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18		775,000	899,124
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20		245,000	305,255
RB (USC-Soto St. Health Sciences Building) Series 2010	5.00%	12/01/19		470,000	586,410
RB (USC-Soto St. Health Sciences Building) Series 2010	3.25%	12/01/21	(b)	750,000	829,860
RB (USC-Soto St. Health Sciences Building) Series 2010	5.00%	12/01/23	(b)	720,000	876,535
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/26	(b)	400,000	463,408
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/27	(b)	300,000	345,864
California Municipal Finance Auth
Refunding RB (Univ of San Diego) Series 2012A	5.00%	10/01/31	(b)	2,475,000	2,814,743
California Public Works Board
Lease RB (California State Univ) Series 2009J	6.00%	11/01/29	(b)	400,000	482,144
Lease RB (Dept of Corrections & Rehabilitation) Series 2011C	5.75%	10/01/31	(b)	1,000,000	1,170,990
Lease RB (Dept of Corrections) Series 1993E	5.50%	06/01/15		350,000	374,413
Lease RB (Judicial Council of California) Series 2011D	5.00%	12/01/22	(b)	1,000,000	1,177,020
Lease RB (Univ of California) Series 2011G	5.00%	12/01/25	(b)	3,000,000	3,565,980
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26	(b)	1,000,000	1,209,910
Lease RB Series 2009I1	6.63%	11/01/34	(b)	2,750,000	3,403,290
Lease RB Series 2012A	5.00%	04/01/23	(b)	3,000,000	3,520,380
Lease Refunding RB (Dept of Corrections & Rehabilitation) Series 2012C	5.00%	06/01/18		1,500,000	1,745,325
California Statewide Communities Development Auth
Health Facility RB (Monterey Peninsula Community Hospital) Series 2011A	6.00%	06/01/33	(b)	1,000,000	1,181,760
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%	07/20/14	(a)	330,000	331,393
RB (Cottage Health) Series 2010	5.00%	11/01/16		225,000	254,162
RB (Cottage Health) Series 2010	5.00%	11/01/17		475,000	545,181
RB (Cottage Health) Series 2010	5.00%	11/01/18		600,000	694,296
RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	250,000	258,883
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/14		4,340,000	4,632,863
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19		100,000	116,083

36 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13		5,095,000	5,278,573
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		4,520,000	4,856,062
RB (Sutter Health) Series 2011A	6.00%	08/15/42	(b)	875,000	1,042,221
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		630,000	671,152
Carson Redevelopment Agency
Tax Allocation Sub Bonds (Merged & Amended Area) Series 2003D	6.00%	01/01/35	(b)(g)	500,000	537,290
Centralia SD
2012 GO Refunding Bonds	4.00%	08/01/19		235,000	262,267
2012 GO Refunding Bonds	4.00%	08/01/20		205,000	228,481
2012 GO Refunding Bonds	4.00%	08/01/21		350,000	388,420
2012 GO Refunding Bonds	4.00%	08/01/23	(b)	590,000	649,779
2012 GO Refunding Bonds	4.00%	08/01/24	(b)	1,075,000	1,173,223
Cerritos Community College District
GO Bonds Series 2012D	0.00%	08/01/23	(f)	200,000	128,486
GO Bonds Series 2012D	0.00%	08/01/24	(f)	1,000,000	611,150
GO Bonds Series 2012D	0.00%	08/01/26	(f)	1,000,000	547,510
Citrus Heights Water District
Revenue Refunding COP Series 2010	3.00%	10/01/13		200,000	205,478
Revenue Refunding COP Series 2010	4.00%	10/01/20		120,000	131,698
Contra Costa Community College District
GO Refunding Bonds Series 2011	5.00%	08/01/22	(b)	1,000,000	1,237,090
Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17		575,000	635,525
Lease Refunding RB Series 2012A	4.00%	04/15/18		1,000,000	1,109,510
Lease Refunding RB Series 2012A	5.00%	04/15/19		1,000,000	1,167,300
Cupertino Public Facilities Corp
COP (Refinancing) Series 2012	3.00%	07/01/20		2,265,000	2,443,505
COP (Refinancing) Series 2012	3.00%	07/01/21	(b)	1,605,000	1,706,243
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23	(b)	240,000	294,929
GO Refunding Bonds Series 2011A	5.00%	08/01/24	(b)	600,000	732,432
GO Refunding Bonds Series 2011A	5.00%	08/01/26	(b)	325,000	393,526
East Bay Regional Park District
GO Refunding Bonds Series 2008	5.00%	09/01/13		135,000	141,229
El Camino Community College District
GO Bonds Series 2012C	5.00%	08/01/23	(b)(d)	1,500,000	1,850,820
GO Bonds Series 2012C	5.00%	08/01/37	(b)(d)	1,000,000	1,134,440
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,256,475
Foothill-DeAnza Community College District
GO Refunding Bonds Series 2012	5.00%	08/01/22		1,380,000	1,775,991
Forestville Union SD
GO Bonds Series 2011	6.25%	08/01/32	(b)	835,000	1,063,606
Franklin-McKinley School District
GO Bonds Series 2012B	4.00%	08/01/16		325,000	360,906
GO Bonds Series 2012B	4.00%	08/01/17		500,000	563,410
GO Bonds Series 2012B	4.00%	08/01/18		500,000	563,420
Glendale Redevelopment Agency
Tax Allocation Bonds Series 2002	5.25%	12/01/19	(b)	3,275,000	3,335,031
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(g)	4,545,000	4,745,071
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	2,147,517
Grossmont UHSD
GO Refunding Bonds Series 2012	4.00%	08/01/19		2,500,000	2,906,575
GO Refunding Bonds Series 2012	4.00%	08/01/20		2,500,000	2,903,425
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.00%	08/01/25	(b)	575,000	661,474
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30	(b)	1,000,000	1,142,870
Huntington Beach Public Finance Auth
Lease Refunding RB Series 2011A	2.50%	09/01/13		750,000	766,537
Imperial Irrigation District
Electric System Refunding RB Series 2011C	3.00%	11/01/12		350,000	351,411
Electric System Refunding RB Series 2011C	5.00%	11/01/14		200,000	218,838
Electric System Refunding RB Series 2011C	5.00%	11/01/15		365,000	412,998
Electric System Refunding RB Series 2011C	5.00%	11/01/17		600,000	709,632

See financial notes 37

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Electric System Refunding RB Series 2011C	5.00%	11/01/18		425,000	509,341
Electric System Refunding RB Series 2011D	5.00%	11/01/19		720,000	872,352
Electric System Refunding RB Series 2011D	5.00%	11/01/20		750,000	914,685
Electric System Refunding RB Series 2011D	5.00%	11/01/21		1,235,000	1,511,047
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/17		1,460,000	1,678,036
Refunding COP 2011 Series A	5.00%	11/01/18		1,235,000	1,434,490
Kern HSD
GO Refunding Bonds Series 2012	5.00%	08/01/25	(b)	2,865,000	3,320,736
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/16	(d)	300,000	333,642
Wastewater Refunding RB Series 2012A	4.00%	10/01/17	(d)	325,000	364,686
Wastewater Refunding RB Series 2012A	4.00%	10/01/18	(d)	500,000	562,055
Wastewater Refunding RB Series 2012A	4.00%	10/01/19	(d)	750,000	839,497
Wastewater Refunding RB Series 2012A	4.00%	10/01/20	(d)	450,000	501,831
Wastewater Refunding RB Series 2012A	4.00%	10/01/21	(d)	725,000	800,973
Los Angeles
Airport Sr RB Series 2010A	4.00%	05/15/20		225,000	259,877
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20		5,690,000	6,957,903
Wastewater System Sub Refunding RB Series 2012A	4.00%	06/01/16		575,000	646,662
Wastewater System Sub Refunding RB Series 2012A	5.00%	06/01/17		2,500,000	2,975,450
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18		250,000	289,740
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/19		250,000	307,295
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20		500,000	618,305
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22		490,000	570,174
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/24	(b)	1,175,000	1,335,141
Wastewater System Sub Refunding RB Series 2012C	5.00%	06/01/21		225,000	280,895
Los Angeles Cnty
Refunding COP 2012	5.00%	09/01/22		2,250,000	2,674,305
Los Angeles Community College District
GO Bonds Series 2009A	6.00%	08/01/33	(b)	1,650,000	2,029,285
Los Angeles Dept of Airports
Airport Sub RB (Los Angeles Int’l Airport) Series 2010B	5.00%	05/15/21	(b)	430,000	509,739
Los Angeles Dept of Water & Power
Power System RB Series 2009B	5.25%	07/01/23	(b)	1,700,000	2,084,540
Power System RB Series 2011A	4.00%	07/01/16		515,000	583,526
Power System RB Series 2011A	5.00%	07/01/18		3,350,000	4,084,487
Water System RB Series 2011A	5.00%	07/01/19		125,000	154,351
Water System RB Series 2012C	5.00%	07/01/23	(b)	2,000,000	2,516,200
Los Angeles Harbor Dept
Refunding RB Series 2011B	5.00%	08/01/24	(b)	1,000,000	1,222,530
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%	08/01/14		175,000	188,505
Lease RB (Capital Equipment) Series 2010A	4.00%	11/01/16		170,000	187,119
Lease RB (Capital Equipment) Series 2012A	4.00%	03/01/16		1,200,000	1,308,792
Lease RB (Capital Equipment) Series 2012A	5.00%	03/01/16		2,500,000	2,811,525
Lease RB (Real Property) Series 2012B	4.00%	03/01/24	(b)	560,000	596,876
Los Angeles USD
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/20		2,375,000	2,770,532
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/21		2,000,000	2,344,980
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/22		3,000,000	3,520,920
Refunding COP (Headquarters Building) Series 2012B	4.00%	10/01/17		285,000	316,122
Los Gatos
COP (Library) 2010	5.00%	08/01/21	(b)	500,000	588,920
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16		830,000	947,719
Sub Lien RB Series 2008L	5.00%	07/01/17		855,000	997,511
Malibu
COP (City Hall) Series 2009A	4.00%	07/01/14		70,000	74,498
COP (City Hall) Series 2009A	4.00%	07/01/17		100,000	110,500
COP (City Hall) Series 2009A	4.00%	07/01/18		75,000	83,069
COP (City Hall) Series 2009A	5.00%	07/01/20	(b)	75,000	86,891
COP (City Hall) Series 2009A	5.00%	07/01/21	(b)	110,000	126,026
COP (City Hall) Series 2009A	5.00%	07/01/22	(b)	100,000	114,637
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	3,000,000	3,533,460

38 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/14		500,000	537,660
Electric System Refunding RB Series 2011A	5.00%	07/01/15		945,000	1,048,421
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19		420,000	465,381
RB Series 2011A	5.00%	08/01/20		200,000	220,694
RB Series 2011A	5.00%	08/01/21		550,000	605,985
RB Series 2011A	5.75%	08/01/40	(b)	700,000	773,843
Mt. Diablo Hospital District
Insured Hospital RB Series 1993A	5.00%	12/01/13	(g)	1,830,000	1,883,912
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D	5.00%	12/01/38	(b)	2,500,000	2,548,775
Newport-Mesa USD
GO Refunding Bonds Series 2012	5.00%	08/01/26	(b)	1,000,000	1,221,030
GO Refunding Bonds Series 2012	5.00%	08/01/27	(b)	1,220,000	1,486,058
North City West School Facilities Financing Auth CFD No. 1
Sub Special Tax RB Series 2012A	3.00%	09/01/16		685,000	725,977
Sub Special Tax RB Series 2012A	4.00%	09/01/18		730,000	808,935
Sub Special Tax RB Series 2012A	4.00%	09/01/19		755,000	832,267
Northern California Power Agency
Refunding RB (Hydroelectric Project No. 1) Series 2012A	5.00%	07/01/24	(b)	375,000	452,903
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	7.00%	05/01/13		355,000	370,666
Novato Redevelopment Agency
Tax Allocation Bonds (Hamilton Field Redevelopment) Series 2011	6.75%	09/01/40	(b)	1,000,000	1,126,200
Oakland
GO Refunding Bonds Series 2012	5.00%	01/15/24	(b)	1,210,000	1,418,931
Oakland State Building Auth
Lease Refunding RB (Elihu M. Harris State Office Building) Series 2005A	4.50%	04/01/13		750,000	764,992
Palo Alto
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	5.00%	09/02/27	(b)	570,000	633,874
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	5.00%	09/02/30	(b)	440,000	479,723
Palomar Health
COP 2009	5.50%	11/01/19		3,000,000	3,403,020
Pasadena Area Community College District
GO Bonds Series 2009D	5.00%	08/01/21	(b)	130,000	153,647
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/25	(b)	200,000	237,682
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23	(g)	900,000	1,181,097
Redlands USD
GO Bonds Series 2008	5.00%	07/01/27	(b)	90,000	99,543
Riverside Cnty Palm Desert Financing Auth
Lease RB (Cnty Facilities) Series 2008A	5.50%	05/01/18		1,790,000	2,111,699
Roseville
Special Tax Refunding RB Series 2010	3.00%	09/01/14		2,200,000	2,263,030
Roseville City SD
GO Refunding Bonds Series 2011	4.00%	08/01/14		500,000	534,185
GO Refunding Bonds Series 2011	5.00%	08/01/25	(b)	780,000	940,984
GO Refunding Bonds Series 2011	5.00%	08/01/28	(b)	1,000,000	1,184,380
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31	(b)	1,000,000	1,160,300
GO Bonds Series B	5.00%	08/01/37	(b)	700,000	801,080
San Bernardino Community College District
GO Bonds Series A	6.25%	08/01/33	(b)	165,000	198,756
San Diego Community College District
GO Bonds Series 2011	5.00%	08/01/36	(b)	2,000,000	2,320,600
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	5.00%	09/01/19		1,010,000	1,179,387
Lease Refunding RB Series 2010A	4.25%	03/01/20		950,000	1,058,053
Lease Refunding RB Series 2010A	5.00%	09/01/20		795,000	928,051
San Diego Regional Building Auth
Lease RB Series 2009A	3.00%	02/01/13		25,000	25,237
Lease RB Series 2009A	4.00%	02/01/16		415,000	454,209

See financial notes 39

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Lease RB Series 2009A	4.00%	02/01/17		890,000	989,262
San Diego USD
GO Refunding Bonds Series 2005 C2	5.50%	07/01/21		2,570,000	3,265,313
San Francisco
COP Series 2009A	5.00%	04/01/15		550,000	607,442
COP Series 2009A	5.00%	04/01/17		950,000	1,106,360
COP Series 2009A	5.00%	04/01/21	(b)	4,225,000	4,930,786
Refunding COP (Moscone Center South) Series 2011A	5.00%	09/01/24	(b)	2,340,000	2,770,981
San Francisco Airport Commission
Second Series RB Series 2009E	5.25%	05/01/24	(b)	300,000	354,702
Second Series Refunding RB Series 2011B	5.50%	05/01/21		750,000	941,325
Second Series Refunding RB Series 2012A	5.00%	05/01/26	(b)	450,000	537,840
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35	(b)	2,565,000	2,886,856
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19		2,535,000	2,937,178
Water RB Series 2011A	5.00%	11/01/20		2,360,000	2,970,980
Water Refunding RB Series 2012C	4.00%	11/01/32	(b)	1,590,000	1,689,423
San Francisco Redevelopment Financing Auth
Tax Allocation RB Series 2011B	6.63%	08/01/41	(b)	1,190,000	1,358,087
Tax Allocation Refunding RB Series 2007B	5.00%	08/01/15		1,000,000	1,077,420
San Jose
Airport RB Series 2011A2	5.00%	03/01/19		610,000	713,920
Airport RB Series 2011A2	5.00%	03/01/21		1,110,000	1,302,463
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/28	(f)	500,000	242,965
GO Bonds Series 2008A	0.00%	08/01/30	(f)	250,000	108,638
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/17		425,000	473,964
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%	07/15/20	(b)	350,000	403,788
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	2.00%	09/01/13		1,635,000	1,663,155
GO Refunding Bonds Series 2012	4.00%	09/01/17		1,840,000	2,109,762
GO Refunding Bonds Series 2012	4.00%	09/01/19		1,960,000	2,275,384
Santa Clara Cnty Financing Auth
Lease RB (VMC Refunding) Series 2008A	5.00%	11/15/22	(b)	1,600,000	1,839,952
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		230,000	260,286
RB (El Camino Hospital) Series 2007B	5.00%	02/01/16	(e)	50,000	55,608
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	130,143
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	339,504
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36	(b)	900,000	1,073,367
Santa Cruz HSD
GO Refunding Bonds Series 2005	5.00%	08/01/29	(b)	5,680,000	5,851,082
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/28	(b)	1,195,000	1,408,594
Lease RB Series 2011A	5.00%	06/01/30	(b)	2,420,000	2,823,825
Santa Monica Redevelopment Agency
Tax Allocation Bonds (Earthquake Recovery) Series 2011	5.88%	07/01/36	(b)	1,125,000	1,338,401
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	135,986
GO Bonds Series B	5.00%	08/01/18		100,000	120,515
GO Bonds Series B	5.00%	08/01/19		75,000	91,382
Sonoma-Marina Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18		500,000	596,190
Sales Tax RB Series 2011A	5.00%	03/01/20		500,000	606,130
Sales Tax RB Series 2011A	5.00%	03/01/29	(b)	500,000	590,170
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB (Juvenile Justice Center) Series 2012	2.00%	06/01/14		600,000	612,174
Facility Lease Refunding RB (Juvenile Justice Center) Series 2012	4.00%	06/01/16		1,500,000	1,655,295
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		5,195,000	6,441,073
Tamalpais UHSD
GO Refunding Bonds Series 2011	5.00%	08/01/27	(b)	1,000,000	1,217,120
Tuolumne Wind Project Auth
RB Series 2009A	5.00%	01/01/22	(b)	475,000	544,901

40 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Tustin USD
GO Bonds 2008 Election Series B	6.00%	08/01/36	(b)	1,450,000	1,777,439
Univ of California
General RB Series 2009Q	5.25%	05/15/26	(b)	3,980,000	4,617,914
General RB Series 2011AB	3.00%	05/15/18		845,000	936,784
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,339,424
COP (San Antonio Community Hospital) Series 2011	6.50%	01/01/41	(b)	1,500,000	1,785,285
Washington Township Health Care District
RB Series 2009A	4.50%	07/01/13		250,000	256,538
RB Series 2009A	5.00%	07/01/14		300,000	318,546
RB Series 2009A	5.00%	07/01/15		300,000	326,613
RB Series 2009A	5.00%	07/01/16	(e)	75,000	83,349
RB Series 2009A	5.13%	07/01/17		200,000	225,532
RB Series 2009A	5.25%	07/01/18		250,000	286,720
RB Series 2009A	5.50%	07/01/19		300,000	349,146
RB Series 2009A	6.00%	07/01/29	(b)	1,000,000	1,153,070
West Basin Municipal Water District
Refunding RB Series 2012A	5.00%	08/01/28	(b)	2,330,000	2,783,022
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18		70,000	79,336
Revenue COP Series 2011	4.00%	06/01/19		500,000	569,815
Revenue COP Series 2011	5.00%	06/01/20		500,000	607,000
Revenue COP Series 2011	5.00%	06/01/28	(b)	900,000	1,044,144
West Valley-Mission Community College District
GO Bonds Series 2012A	4.00%	08/01/37	(b)(d)	2,500,000	2,508,050
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		700,000	768,194
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,100,000	2,353,827
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,050,000	2,334,478
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18		145,000	156,832
Water RB Series 2011	4.15%	03/01/19		180,000	198,360
Water RB Series 2011	4.45%	03/01/20		100,000	111,861
Water RB Series 2011	4.65%	03/01/21		115,000	130,412
Yosemite Community College District
GO Refunding Bonds Series 2012	5.00%	08/01/24	(b)	2,015,000	2,444,578

					389,131,658

PUERTO RICO 1.9%
Puerto Rico
GO Public Improvement Refunding Bonds Series 2012A	5.25%	07/01/23	(b)	1,500,000	1,616,805
Puerto Rico Electric Power Auth
Power RB Series NN	5.00%	07/01/32	(b)(g)	925,000	961,251
Power RB Series ZZ	5.25%	07/01/18		3,000,000	3,395,490
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Auth
Higher Education RB & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	5.00%	10/01/16		500,000	557,920
Higher Education RB & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	5.00%	10/01/17		500,000	560,680
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Sr Series 2011C	5.00%	08/01/22	(b)	1,000,000	1,208,170

					8,300,316

Total Fixed-Rate Obligations
(Cost $370,356,736)					397,431,974

Variable-Rate Obligations 7.9% of net assets

CALIFORNIA 7.9%
California
Economic Recovery Bonds Series 2004C1	0.17%	07/01/23	(a)(b)	2,000,000	2,000,000
Economic Recovery Bonds Series 2004C3	0.17%	07/01/23	(a)(b)	3,000,000	3,000,000

See financial notes 41

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Bonds Series 2003A1	0.17%	05/01/33	(a)(b)	3,000,000	3,000,000
GO Bonds Series 2004A1	0.18%	05/01/34	(a)(b)	4,500,000	4,500,000
GO Refunding Bonds 2012B	1.07%	05/01/18	(b)	1,000,000	1,003,440
GO Refunding Bonds 2012B	1.32%	05/01/20	(b)	1,000,000	1,004,590
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	0.97%	10/01/15	(b)(e)	4,190,000	4,208,939
California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2011B	0.17%	07/01/41	(a)(b)	2,000,000	2,000,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996E	0.15%	11/01/26	(a)(b)	1,000,000	1,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2012B	1.12%	04/01/52	(b)	2,000,000	2,000,040
Los Angeles Cnty Metropolitan Transportation Auth
Second Sr Sales Tax RB Series 2004A	0.19%	06/01/13	(a)(b)(c)	1,500,000	1,500,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.16%	07/01/35	(a)(b)	3,000,000	3,000,000
Water Refunding RB Series 2012B1	0.52%	07/01/27	(b)	2,000,000	2,001,280
Univ of California
Medical Center Pooled RB Series 2007B1	0.16%	05/15/32	(a)(b)	4,000,000	4,000,000

Total Variable-Rate Obligations
(Cost $34,190,000)					34,218,289

End of Investments.

At 08/31/12, the tax basis cost of the fund’s investments was $404,536,491 and the unrealized appreciation and depreciation were $27,172,193 and ($58,421), respectively, with a net unrealized appreciation of $27,113,772.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,500,000 or 0.3% of net assets.
(d)	Delayed-delivery security.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero Coupon Bond.
(g)	Refunded bond.

BAN —	Bond anticipation note
CFD —	Community facilities district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

42 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Fixed-Rate Obligations[1]	$—	$397,431,974	$—	$397,431,974
Variable-Rate Obligations[1]	—	34,218,289	—	34,218,289

Total	$—	$431,650,263	$—	$431,650,263

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
	August 31,	Discounts	Gain	Gains	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2011	(Premiums)	(Loss)	(Losses)	Purchases	Sales	in	out	2012

Variable-Rate Obligations	$1,425,000	$—	($106,500)	$75,000	$—	($1,393,500)	$—	$—	$—

Total	$1,425,000	$—	($106,500)	$75,000	$—	($1,393,500)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2012.

See financial notes 43

 Schwab California Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of August 31, 2012

Assets

Investments, at value (cost $404,546,736)		$431,650,263
Cash		227,300
Receivables:
Investments sold		9,807,341
Interest		4,189,676
Fund shares sold		346,527
Prepaid expenses	+	2,189

Total assets		446,223,296

Liabilities

Payables:
Investments bought		11,904,415
Investment adviser and administrator fees		7,371
Shareholder services fees		8,707
Distributions to shareholders		361,283
Fund shares redeemed		78,094
Accrued expenses	+	51,149

Total liabilities		12,411,019

Net Assets

Total assets		446,223,296
Total liabilities	−	12,411,019

Net assets		$433,812,277

Net Assets by Source
Capital received from investors		399,483,116
Distributions in excess of net investment income		(799)
Net realized capital gains		7,226,433
Net unrealized capital gains		27,103,527

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$433,812,277		35,246,123		$12.31

44 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Operations
For September 1, 2011 through August 31, 2012

Investment Income

Interest		$13,503,256

Expenses

Investment adviser and administrator fees		1,216,053
Shareholder service fees		988,531
Portfolio accounting fees		74,404
Professional fees		44,116
Shareholder reports		25,493
Transfer agent fees		21,596
Custodian fees		12,285
Trustees’ fees		11,699
Registration fees		8,153
Interest expense		253
Other expenses	+	8,173

Total expenses		2,410,756
Expense reduction by CSIM and/or Schwab	−	424,474
Custody credits	−	276

Net expenses	−	1,986,006

Net investment income		11,517,250

Realized and Unrealized Gains (Losses)

Net realized gains on investments		7,932,432
Net realized losses on futures contracts	+	(111,303)

Net realized gains		7,821,129
Net unrealized gains on investments	+	10,686,626

Net realized and unrealized gains		18,507,755

Increase in net assets resulting from operations		$30,025,005

See financial notes 45

 Schwab California Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/11-8/31/12			9/1/10-8/31/11
Net investment income		$11,517,250	$12,150,361
Net realized gains		7,821,129	222,046
Net unrealized gains (losses)	+	10,686,626	(5,451,794)

Increase in net assets from operations		30,025,005	6,920,613

Distributions to shareholders

Distributions from net investment income		(11,506,474)	(12,143,521)
Distributions from net realized gains	+	(556,036)	(3,352,820)

Total distributions		($12,062,510)	($15,496,341)

Transactions in Fund Shares

		9/1/11-8/31/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,575,667	$103,171,785	8,652,242	$100,114,608
Shares reinvested		611,367	7,367,018	833,983	9,574,313
Shares redeemed	+	(6,159,853)	(73,949,444)	(14,602,735)	(167,819,220)

Net transactions in fund shares		3,027,181	$36,589,359	(5,116,510)	($58,130,299)

Shares Outstanding and Net Assets

		9/1/11-8/31/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,218,942	$379,260,423	37,335,452	$445,966,450
Total increase (decrease)	+	3,027,181	54,551,854	(5,116,510)	(66,706,027)

End of period		35,246,123	$433,812,277	32,218,942	$379,260,423

Distributions in excess of net investment income			($799)		($1,796)

46 See financial notes

 Schwab Tax-Free Bond Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Total Bond Market Fund
Schwab Tax-Free Bond Fund	Schwab GNMA Fund
Schwab California Tax-Free Bond Fund	Schwab Treasury Inflation Protected Securities Fund
Schwab Short-Term Bond Market Fund	Schwab 1000 Index Fund
Schwab Premier Income Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets

 47

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of August 31, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

48

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the funds’ financial statement disclosures.

 49

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

3. Risk Factors:

The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the funds will fluctuate, which means that the shareholder could lose money.

Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. The funds’ emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than securities in taxable bond funds.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Leverage Risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the funds to greater risk. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Prepayment and Extension Risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.

Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

Non-Diversification Risk. The funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities of a single issuer than a fund that is diversified. A non-diversified fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Derivatives Risk. The funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

50

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

	Schwab	Schwab
	Tax-Free	California Tax-Free
Average Daily Net Assets	Bond Fund	Bond Fund

First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees to limit the total annual fund operating expenses to 0.49%, excluding interest, taxes and certain non-routine expenses.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2012, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Tax-Free Bond Fund	$1,000,000
Schwab California Tax-Free Bond Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these

 51

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

6. Board of Trustees (continued):

limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:

The funds entered into U.S. Treasury futures contracts (“futures”). The funds invested in futures to help manage the effects of interest rate changes. The fair value and due to (from) brokers for futures contracts held at August 31, 2012 and the realized/unrealized gains (losses) on futures contracts held during the period ended August 31, 2012 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Market Values	Number of Contracts

Schwab Tax-Free Bond Fund	$5,024,609	38
Schwab California Tax-Free Bond Fund	3,349,740	25

9. Purchases and Sales/Maturities of Investment Securities:

For the period ended August 31, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Tax-Free Bond Fund	$789,557,656	$588,487,972
Schwab California Tax-Free Bond Fund	452,429,428	402,408,054

10. Federal Income Taxes:

As of August 31, 2012, the components of distributable earnings on a tax-basis were as follows:

	Schwab	Schwab
	Tax-Free	California Tax-Free
	Bond Fund	Bond Fund

Undistributed tax-exempt income	$534,205	$360,484
Undistributed ordinary income	5,464,975	2,106,571
Undistributed long-term capital gains	2,492,620	5,109,619
Unrealized appreciation	36,769,318	27,172,193
Unrealized depreciation	(110,999)	(58,421)
Other unrealized appreciation/(depreciation)	1	—

Net unrealized appreciation/(depreciation)	$36,658,320	$27,113,772

Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of amortization of bond discounts and premiums.

52

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

10. Federal Income Taxes (continued):

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2012, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2012, the funds had no capital losses deferred and no capital losses utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were:

	Schwab	Schwab
	Tax-Free	California Tax-Free
	Bond Fund	Bond Fund

Current Period Distributions
Tax-exempt income	$14,493,372	$11,505,624
Ordinary income	543,714	850
Long-term capital gains	2,210,220	556,036
Return of capital	—	—

Prior Period Distributions
Tax-exempt income	$11,758,877	$12,145,349
Ordinary income	4,697,720	1,242,939
Long-term capital gains	1,340,731	2,108,053
Return of capital	—	—

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2012, the funds made the following reclassifications:

	Schwab	Schwab
	Tax-Free	California Tax-Free
	Bond Fund	Bond Fund

Capital shares	$—	$—
Undistributed net investment income	(9,609)	(9,779)
Net realized capital gains and losses	9,609	9,779

As of August 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2012, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which increases the likelihood that the pre-enactment capital losses will expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

 53

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

10. Federal Income Taxes (continued):

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The funds have adopted the noted provisions of the Act for the period ending August 31, 2012.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

54

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund (two of the funds constituting Schwab Investments, hereafter referred to as the “Funds”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 18, 2012

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Other Federal Tax Information (unaudited)

Under Section 852 (b)(5) of the Internal Revenue Code (and Section 17145 of the California Revenue and Taxation Code with respect to the Schwab California Tax-Free Bond Fund), the funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended August 31, 2012.

Percentage

Schwab Tax-Free Bond Fund	100.0%
Schwab California Tax-Free Bond Fund	100.0%

Under Section 852 (b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended August 31, 2012:

Schwab Tax-Free Bond Fund	$2,210,220
Schwab California Tax-Free Bond Fund	556,036

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 24, 2012, and June 5, 2012, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer

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category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to the Funds that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 91 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	74	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	74	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	74	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	74	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

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 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1990.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	74	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	91	None

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 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006- June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer -– Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Investments since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab. In addition to their employment with Schwab, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays 1-Year Municipal Bond Index An index that includes the 1-Year (1 − 2) component of the Barclays Capital General Municipal Bond Index.

Barclays 7-Year Municipal Bond Index An index that includes the 7-Year (6 − 8) component of the Barclays Capital General Municipal Bond Index.

Barclays General Municipal Bond Index An index that covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

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generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

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PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2012 Schwab Funds. All rights reserved.

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Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in a fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company* Index Fund
Schwab Fundamental US Small Company* Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small Company Index Fund
Schwab Fundamental Emerging Markets* Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE COMPANY, FUNDAMENTAL US SMALL COMPANY, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13656-15
00088949

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:
(i) Has at least one audit committee financial expert serving on its audit committee; or
(ii) Does not have an audit committee financial expert serving on its audit committee.
     (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or
(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).
     (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
3(a)(1) THE REGISTRANT’S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE MARIANN BYERWALTER, WILLIAM HASLER AND KIRAN PATEL WHO ARE “INDEPENDENT” FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of nine series. Seven series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, and one series has a fiscal year-end of October 31 and one series has a fiscal year-end of February 29. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eleven series, based on their respective 2012 and 2011 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
     Audit Fees

2012:	$317,611
2011:	$293,789
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
     Audit-Related Fees
     For services rendered to Registrant:

2012:	$20,511
2011:	$27,705
Nature of these services: tax provision review.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
     Tax Fees
     For services rendered to Registrant:

2012:	$22,671
2011:	$29,344
     Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
     All Other Fees
     For services rendered to Registrant:

2012:	$3,214
2011:	$4,109

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2012:	$46,396
2011:	$61,158

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Investments
Schwab Bond Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date: 10/15/2012

Schwab Tax-Free Bond Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date: 10/15/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Schwab Bond Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date: 10/15/2012

Schwab Tax-Free Bond Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date: 10/15/2012

Schwab Bond Funds

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date: 10/12/2012

Schwab Tax-Free Bond Funds

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date: 10/12/2012